UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock INVESTMENTS

John Hancock

Rainier Growth Fund

Semiannual Report

9.30.13

A look at performance

Total returns for the period ended September 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	13.46	7.66	6.80	6.05	13.46	44.65	93.10

Class B1	13.43	7.63	6.25	6.21	13.43	44.41	83.33

Class C1	17.44	7.91	6.24	10.22	17.44	46.35	83.26

Class I1,2	19.84	9.20	7.71	11.85	19.84	55.25	110.26

Class R1[1,2]	18.89	8.31	6.66	11.38	18.89	49.05	90.49

Class R2[1,2]	19.19	7.58	5.91	11.57	19.19	44.12	77.49

Class R3[1,2]	19.02	8.43	6.77	11.44	19.02	49.86	92.51

Class R4[1,2]	19.47	8.78	7.10	11.68	19.47	52.32	98.58

Class R5[1,2]	19.73	9.09	7.41	11.78	19.73	54.47	104.38

Class R6[1,2]	19.86	9.23	7.76	11.88	19.86	55.48	111.15

Class T1,2	13.38	7.38	6.28	6.06	13.38	42.74	83.93

Class ADV[1,2]	19.51	8.92	7.44	11.68	19.51	53.30	105.03

Class NAV[1,2]	19.98	9.28	7.81	11.91	19.98	55.87	112.06

Index 1†	19.27	12.07	7.82	10.34	19.27	76.80	112.41

Index 2†	19.34	10.02	7.57	8.31	19.34	61.18	107.37

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class ADV, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class T	Class ADV	Class NAV
Net (%)	1.25	2.06	2.07	0.91	1.70	1.45	1.60	1.20	1.00	1.33	1.33	1.14	0.79
Gross (%)	1.25	2.06	2.07	0.91	5.97	20.66	15.17	14.65	14.21	0.86	1.33	1.33	0.79

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 6-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Russell 1000 Growth Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

6	Rainier Growth Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	9-30-03	$18,333	$18,333	$21,241	$20,737

Class C3	9-30-03	18,326	18,326	21,241	20,737

Class I2	9-30-03	21,026	21,026	21,241	20,737

Class R1[2]	9-30-03	19,049	19,049	21,241	20,737

Class R2[2]	9-30-03	17,749	17,749	21,241	20,737

Class R3[2]	9-30-03	19,251	19,251	21,241	20,737

Class R4[2]	9-30-03	19,858	19,858	21,241	20,737

Class R5[2]	9-30-03	20,438	20,438	21,241	20,737

Class R6[2]	9-30-03	21,115	21,115	21,241	20,737

Class T2	9-30-03	18,393	19,356	21,241	20,737

Class ADV[2]	9-30-03	20,503	20,503	21,241	20,737

Class NAV[2]	9-30-03	21,206	21,206	21,241	20,737

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 4-25-08, through a reorganization, the fund acquired all of the assets of Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund’s original class shares and institutional class shares were exchanged for Class A and Class I shares, respectively, of John Hancock Rainier Growth Fund. Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV, and Class NAV shares of John Hancock Rainier Growth Fund were first offered on 4-28-08; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of the predecessor fund’s original shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class ADV, Class NAV, and Class R2 shares, as applicable. Class T shares were first offered on 10-6-08. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares. Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of the predecessor fund’s original class shares, first offered on 6-15-00, and the returns of the fund’s Class A shares (from inception, 4-28-08), which have been recalculated to apply the estimated fees and expenses of Class R6 shares.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Rainier Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,116.40	$6.37

Class B	1,000.00	1,112.10	10.64

Class C	1,000.00	1,112.20	10.85

Class I	1,000.00	1,118.50	4.78

Class R1	1,000.00	1,113.80	9.01

Class R2	1,000.00	1,115.70	7.69

Class R3	1,000.00	1,114.40	8.48

Class R4	1,000.00	1,116.80	6.37

Class R5	1,000.00	1,117.80	5.31

Class R6	1,000.00	1,118.80	4.57

Class T	1,000.00	1,116.50	6.74

Class ADV	1,000.00	1,116.80	6.05

Class NAV	1,000.00	1,119.10	4.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your

8	Rainier Growth Fund | Semiannual report

share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,019.10	$6.07

Class B	1,000.00	1,015.00	10.15

Class C	1,000.00	1,014.80	10.35

Class I	1,000.00	1,020.60	4.56

Class R1	1,000.00	1,016.50	8.59

Class R2	1,000.00	1,017.80	7.33

Class R3	1,000.00	1,017.00	8.09

Class R4	1,000.00	1,019.10	6.07

Class R5	1,000.00	1,020.10	5.06

Class R6	1,000.00	1,020.80	4.36

Class T	1,000.00	1,018.70	6.43

Class ADV	1,000.00	1,019.40	5.77

Class NAV	1,000.00	1,021.20	3.95

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.20%, 2.01%, 2.05%, 0.90%, 1.70%, 1.45%, 1.60%, 1.20%, 1.00%, 0.86%, 1.27%, 1.14% and 0.78% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class T, Class ADV and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Rainier Growth Fund	9

Portfolio summary

Top 10 Holdings (27.9% of Total Investments on 9-30-13)[1,2]

Google, Inc., Class A	3.8%	Facebook, Inc., Class A	2.5%

Amazon.com, Inc.	3.5%	Salesforce.com, Inc.	2.5%

Gilead Sciences, Inc.	3.0%	Las Vegas Sands Corp.	2.4%

Visa, Inc., Class A	3.0%	Liberty Global PLC, Class A	2.3%

EOG Resources, Inc.	2.6%	Michael Kors Holdings, Ltd.	2.3%

Sector Composition[1,3]

Information Technology	29.7%	Consumer Staples	4.7%

Consumer Discretionary	22.0%	Energy	4.5%

Health Care	13.6%	Materials	3.6%

Industrials	10.2%	Short-Term Investments & Other	4.9%

Financials	6.8%

1 As a percentage of total investments on 9-30-13.

2 Cash and cash equivalents not included.

3 Growth stocks may be subject to greater price fluctuations because their prices tend to place more emphasis on earnings expectations. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks as a group could fall out of favor with the market, causing the fund to underperform. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is no successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

10	Rainier Growth Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

	Shares	Value

Common Stocks 101.1%	$1,060,855,573

(Cost $851,487,766)

Consumer Discretionary 23.4%		245,572,736

Hotels, Restaurants & Leisure 2.5%

Las Vegas Sands Corp.	400,500	26,601,210

Internet & Catalog Retail 7.7%

Amazon.com, Inc. (I)	123,670	38,664,189

Expedia, Inc.	424,910	22,006,089

priceline.com, Inc. (I)	19,460	19,673,087

Media 7.8%

Discovery Communications, Inc., Class A (I)(L)	178,730	15,088,387

Liberty Global PLC, Class A (I)	326,610	25,916,501

Sirius XM Radio, Inc. (L)	4,785,230	18,518,840

The Walt Disney Company	347,210	22,391,573

Textiles, Apparel & Luxury Goods 5.4%

Michael Kors Holdings, Ltd. (I)	339,510	25,300,285

Ralph Lauren Corp.	86,610	14,267,265

Under Armour, Inc., Class A (I)(L)	215,800	17,145,310

Consumer Staples 5.0%		52,321,190

Beverages 1.3%

Monster Beverage Corp. (I)	261,620	13,669,645

Food & Staples Retailing 1.1%

Costco Wholesale Corp.	96,970	11,163,186

Household Products 0.9%

Church & Dwight Company, Inc.	162,490	9,757,525

Personal Products 1.7%

The Estee Lauder Companies, Inc., Class A	253,660	17,730,834

Energy 4.8%		50,582,888

Energy Equipment & Services 0.6%

Cameron International Corp. (I)	108,370	6,325,557

Oil, Gas & Consumable Fuels 4.2%

Anadarko Petroleum Corp.	165,520	15,391,705

EOG Resources, Inc.	170,520	28,865,626

See notes to financial statements	Semiannual report | Rainier Growth Fund	11

	Shares	Value

Financials 7.3%		$76,262,045

Capital Markets 3.5%

Affiliated Managers Group, Inc. (I)	94,690	17,294,182

The Goldman Sachs Group, Inc.	121,780	19,266,814

Consumer Finance 2.0%

Discover Financial Services	405,790	20,508,627

Diversified Financial Services 1.8%

IntercontinentalExchange, Inc. (I)(L)	105,790	19,192,422

Health Care 14.4%		151,215,732

Biotechnology 10.2%

Biogen Idec, Inc. (I)	76,400	18,394,064

BioMarin Pharmaceutical, Inc. (I)	220,540	15,927,399

Celgene Corp. (I)	139,110	21,413,202

Gilead Sciences, Inc. (I)	540,510	33,965,648

Regeneron Pharmaceuticals, Inc. (I)	56,260	17,602,066

Health Care Providers & Services 1.0%

Catamaran Corp. (I)	234,580	10,778,951

Pharmaceuticals 3.2%

Actavis, Inc. (I)	113,140	16,292,160

Allergan, Inc.	186,205	16,842,242

Industrials 10.8%		113,633,346

Aerospace & Defense 5.3%

B/E Aerospace, Inc. (I)	239,500	17,679,890

Honeywell International, Inc.	176,430	14,650,747

Precision Castparts Corp.	100,280	22,787,627

Building Products 1.5%

Fortune Brands Home & Security, Inc.	382,770	15,934,715

Electrical Equipment 1.5%

Eaton Corp. PLC	228,070	15,700,339

Professional Services 1.0%

Verisk Analytics, Inc., Class A (I)	167,380	10,873,005

Road & Rail 1.5%

Kansas City Southern	146,370	16,007,023

Information Technology 31.5%		330,779,482

Communications Equipment 1.4%

BancTec, Inc. (I)(S)	197,026	197,026

F5 Networks, Inc. (I)	167,290	14,346,790

Internet Software & Services 15.7%

eBay, Inc. (I)	351,850	19,629,712

Equinix, Inc. (I)	76,830	14,109,830

Facebook, Inc., Class A (I)	564,080	28,339,379

Google, Inc., Class A (I)	47,990	42,034,921

LinkedIn Corp., Class A (I)	94,630	23,284,658

Yahoo!, Inc. (I)	754,660	25,024,526

Yandex NV, Class A (I)	345,310	12,576,190

12	Rainier Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value

IT Services 6.9%

Mastercard, Inc., Class A		34,450	$23,177,271

Teradata Corp. (I)		292,960	16,241,702

Visa, Inc., Class A		175,575	33,552,383

Software 7.5%

Citrix Systems, Inc. (I)		260,350	18,383,314

Red Hat, Inc. (I)		111,850	5,160,759

Salesforce.com, Inc. (I)(L)		544,400	28,259,804

ServiceNow, Inc. (I)(L)		217,730	11,311,074

VMware, Inc., Class A (I)		187,270	15,150,143

Materials 3.9%			40,488,154

Chemicals 3.9%

Ecolab, Inc.		154,570	15,265,333

The Sherwin-Williams Company		138,450	25,222,821

	Yield (%)	Shares	Value

Securities Lending Collateral 4.2%			$44,668,150

(Cost $44,661,807)

John Hancock Collateral Investment Trust (W)	0.1739 (Y)	4,463,155	44,668,150

Short-Term Investments 0.9%			$9,525,311

(Cost $9,525,311)

Money Market Funds 0.9%			9,525,311
State Street Institutional US Government
Money Market Fund	0.0000 (Y)	$9,525,311	9,525,311

Total investments (Cost $905,674,884)† 106.2%		$1,115,049,034

Other assets and liabilities, net (6.2%)			($65,572,781)

Total net assets 100.0%		$1,049,476,253

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-13.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 9-30-13.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $910,716,588. Net unrealized appreciation aggregated $204,332,446, of which $216,876,932 related to appreciated investment securities and $12,544,486 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Rainier Growth Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $861,013,077) including
$43,754,100 of securities loaned	$1,070,380,884
Investments in affiliated issuers, at value (Cost $44,661,807)	44,668,150

Total investments, at value (Cost $905,674,884)	1,115,049,034
Receivable for fund shares sold	690,318
Dividends and interest receivable	231,535
Receivable for securities lending income	7,415
Receivable due from advisor	490
Other receivables and prepaid expenses	219,821

Total assets	1,116,198,613

Liabilities

Payable for fund shares repurchased	21,708,019
Payable upon return of securities loaned	44,675,967
Payable to affiliates
Accounting and legal services fees	57,706
Transfer agent fees	70,558
Distribution and service fees	105
Trustees’ fees	109,046
Other liabilities and accrued expenses	100,959

Total liabilities	66,722,360

Net assets	$1,049,476,253

Net assets consist of

Paid-in capital	$769,316,194
Accumulated net investment loss	(922,653)
Accumulated net realized gain (loss) on investments	71,708,562
Net unrealized appreciation (depreciation) on investments	209,374,150

Net assets	$1,049,476,253

14	Rainier Growth Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($367,781,718 ÷ 13,544,300 shares)[1]	$27.15
Class B ($19,716,027 ÷ 755,625 shares)[1]	$26.09
Class C ($18,136,702 ÷ 695,554 shares)[1]	$26.08
Class I ($112,094,887 ÷ 4,041,336 shares)	$27.74
Class R1 ($540,125 ÷ 20,289 shares)	$26.62
Class R2 ($122,836 ÷ 4,454 shares)	$27.58
Class R3 ($121,574 ÷ 4,540 shares)	$26.78
Class R4 ($158,787 ÷ 5,826 shares)	$27.25
Class R5 ($123,172 ÷ 4,460 shares)	$27.62
Class R6 ($4,374,114 ÷ 157,391 shares)	$27.79
Class T ($76,951,102 ÷ 2,856,352 shares)	$26.94
Class ADV ($19,344,731 ÷ 704,939 shares)	$27.44
Class NAV ($430,010,478 ÷ 15,454,700 shares)	$27.82

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$28.58
Class T (net asset value per share ÷ 95%)[2]	$26.36

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Rainier Growth Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 9-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,933,914
Securities lending	139,043
Interest	145
Less foreign taxes withheld	(99,091)

Total investment income	3,974,011

Expenses

Investment management fees	3,895,712
Distribution and service fees	774,190
Accounting and legal services fees	109,968
Transfer agent fees	434,497
Trustees’ fees	25,146
State registration fees	90,912
Printing and postage	42,624
Professional fees	28,471
Custodian fees	62,181
Registration and filing fees	32,550
Other	10,403

Total expenses	5,506,654
Less expense reductions	(69,590)

Net expenses	5,437,064

Net investment loss	(1,463,053)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	105,770,868
Investments in affiliated issuers	(8,933)

105,761,935
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	14,111,395
Investments in affiliated issuers	(6,173)

14,105,222

Net realized and unrealized gain	119,867,157

Increase in net assets from operations	$118,404,104

16	Rainier Growth Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13

Increase (decrease) in net assets

From operations
Net investment income (loss)	($1,463,053)	$1,704,098
Net realized gain	105,761,935	157,789,629
Change in net unrealized appreciation (depreciation)	14,105,222	(99,638,952)

Increase in net assets resulting from operations	118,404,104	59,854,775

Distributions to shareholders
From net investment income
Class I	—	(133,627)
Class R5	—	(50)
Class R6	—	(4,078)
Class NAV	—	(612,300)

Total distributions	—	(750,055)

From fund share transactions	(136,388,374)	(250,750,666)

Total decrease	(17,984,270)	(191,645,946)

Net assets

Beginning of period	1,067,460,523	1,259,106,469

End of period	$1,049,476,253	$1,067,460,523

Undistributed (accumulated net investment loss) net
investment income	($922,653)	$540,400

See notes to financial statements	Semiannual report | Rainier Growth Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.32	$22.84	$21.32	$18.31	$12.84	$20.91
Net investment loss[3]	(0.06)	(0.01)	(0.09)	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain (loss)
on investments	2.89	1.49	1.61	3.07	5.50	(8.06)
Total from investment operations	2.83	1.48	1.52	3.01	5.47	(8.07)
Net asset value, end of period	$27.15	$24.32	$22.84	$21.32	$18.31	$12.84
Total return (%)[4,5]	11.64[6]	6.48	7.13	16.44	42.60	(38.59)

Ratios and supplemental data

Net assets, end of period (in millions)	$368	$356	$369	$413	$384	$193
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[7]	1.25	1.27	1.30	1.45	1.47
Expenses net of fee waivers	1.20[7]	1.25	1.27	1.30	1.38	1.18
Expenses net of fee waivers and credits	1.20[7]	1.25	1.27	1.30	1.34	1.18
Net investment loss	(0.46)[7]	(0.04)	(0.45)	(0.33)	(0.18)	(0.04)
Portfolio turnover (%)	50	92	90	90	102	101

1 Six months ended 9-30-13. Unaudited.
2 After the close of business on 4-25-08, holders of original shares of the former Rainier Large Cap Growth Equity Portfolio (the predecessor fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the original shares of the predecessor fund was redesignated as that of John Hancock Rainier Growth Fund Class A.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

18	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.46	$22.22	$20.90	$18.10	$12.79	$22.46
Net investment loss[3]	(0.15)	(0.19)	(0.25)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss)
on investments	2.78	1.43	1.57	3.01	5.46	(9.58)
Total from investment operations	2.63	1.24	1.32	2.80	5.31	(9.67)
Net asset value, end of period	$26.09	$23.46	$22.22	$20.90	$18.10	$12.79
Total return (%)[4,5]	11.21[6]	5.58	6.32	15.47	41.52	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$20	$25	$31	$37	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[7]	2.06	2.07	2.13	2.45	2.82[7]
Expenses net of fee waivers	2.01[7]	2.06	2.07	2.10	2.11	2.05[7]
Expenses net of fee waivers and credits	2.01[7]	2.06	2.07	2.10	2.09	2.04[7]
Net investment loss	(1.26)[7]	(0.86)	(1.24)	(1.13)	(0.94)	(0.75)[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class B shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.45	$22.21	$20.90	$18.10	$12.79	$22.46
Net investment loss[3]	(0.16)	(0.19)	(0.26)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss)
on investments	2.79	1.43	1.57	3.01	5.46	(9.58)
Total from investment operations	2.63	1.24	1.31	2.80	5.31	(9.67)
Net asset value, end of period	$26.08	$23.45	$22.21	$20.90	$18.10	$12.79
Total return (%)[4,5]	11.22[6]	5.58	6.27	15.47	41.52	(43.05)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18	$17	$20	$22	$24	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[7]	2.07	2.11	2.16	2.34	2.82[7]
Expenses net of fee waivers	2.05[7]	2.07	2.10	2.10	2.21	2.05[7]
Expenses net of fee waivers and credits	2.05[7]	2.07	2.10	2.10	2.09	2.04[7]
Net investment loss	(1.31)[7]	(0.88)	(1.27)	(1.13)	(0.93)	(0.77)[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class C shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	19

CLASS I SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.80	$23.24	$21.61	$18.50	$12.92	$20.98
Net investment income (loss)[3]	(0.02)	0.06	(0.02)	0.02	0.04	0.04
Net realized and unrealized gain (loss)
on investments	2.96	1.52	1.65	3.11	5.54	(8.09)
Total from investment operations	2.94	1.58	1.63	3.13	5.58	(8.05)
Less distributions
From net investment income	—	(0.02)	—	(0.02)	—[4]	(0.01)
Net asset value, end of period	$27.74	$24.80	$23.24	$21.61	$18.50	$12.92
Total return (%)[5]	11.85[6]	6.81	7.54	16.93	43.20	(38.36)

Ratios and supplemental data

Net assets, end of period (in millions)	$112	$113	$256	$237	$208	$133
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90[7]	0.91	0.91	0.86	0.90	0.86
Expenses net of fee waivers and credits	0.90[7]	0.91	0.91	0.86	0.90	0.86
Net investment income (loss)	(0.16)[7]	0.25	(0.08)	0.10	0.26	0.22
Portfolio turnover (%)	50	92	90	90	102	101

1 Six months ended 9-30-13. Unaudited.
2 After the close of business on 4-25-08, holders of institutional shares of the former Rainier Large Cap Growth Equity Portfolio (the predecessor fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on 4-28-08. Additionally, the accounting and performance history of the institutional shares of the predecessor fund was redesignated as that of John Hancock Rainier Growth Fund Class I.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

CLASS R1 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$23.90	$22.55	$21.14	$18.23	$12.84	$22.46
Net investment loss[3]	(0.12)	(0.11)	(0.17)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain (loss)
on investments	2.84	1.46	1.58	3.05	5.50	(9.54)
Total from investment operations	2.72	1.35	1.41	2.91	5.39	(9.62)
Net asset value, end of period	$26.62	$23.90	$22.55	$21.14	$18.23	$12.84
Total return (%)[4]	11.38[5]	5.99	6.67	15.96	41.98	(42.83)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.33[7]	5.79	7.03	8.39	13.91	8.70[7]
Expenses net of fee waivers and credits	1.70[7]	1.70	1.70	1.72	1.78	1.64[7]
Net investment loss	(0.99)[7]	(0.49)	(0.86)	(0.75)	(0.65)	(0.50)[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R1 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

20	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$24.72	$23.27	$22.45
Net investment loss[3]	(0.09)	(0.06)	—[4]
Net realized and unrealized gain on investments	2.95	1.51	0.82
Total from investment operations	2.86	1.45	0.82
Net asset value, end of period	$27.58	$24.72	$23.27
Total return (%)[5]	11.57[6]	6.23	3.65[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.15[8]	20.41	15.96[8]
Expenses net of fee waivers and credits	1.45[8]	1.45	1.45[8]
Net investment loss	(0.71)[8]	(0.24)	(0.12)[8]
Portfolio turnover (%)	50	92	90[9]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.03	$22.65	$21.21	$18.27	$12.85	$22.46
Net investment loss[3]	(0.11)	(0.09)	(0.16)	(0.12)	(0.07)	(0.06)
Net realized and unrealized gain (loss)
on investments	2.86	1.47	1.60	3.06	5.49	(9.55)
Total from investment operations	2.75	1.38	1.44	2.94	5.42	(9.61)
Net asset value, end of period	$26.78	$24.03	$22.65	$21.21	$18.27	$12.85
Total return (%)[4]	11.44[5]	6.09	6.79	16.09	42.18	(42.79)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.26[7]	15.02	15.86	16.72	13.68	8.57[7]
Expenses net of fee waivers and credits	1.60[7]	1.60	1.59	1.61	1.62	1.54[7]
Net investment loss	(0.87)[7]	(0.39)	(0.76)	(0.64)	(0.46)	(0.40)[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R3 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	21

CLASS R4 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.40	$22.91	$21.40	$18.38	$12.88	$22.46
Net investment income (loss)[3]	(0.06)	—[4]	(0.10)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain (loss)
on investments	2.91	1.49	1.61	3.08	5.53	(9.56)
Total from investment operations	2.85	1.49	1.51	3.02	5.50	(9.58)
Net asset value, end of period	$27.25	$24.40	$22.91	$21.40	$18.38	$12.88
Total return (%)[5]	11.68[6]	6.50	7.06	16.43	42.70	(42.65)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.47[8]	14.55	15.46	16.45	13.33	8.26[8]
Expenses net of fee waivers and credits	1.20[8]	1.22	1.29	1.31	1.32	1.24[8]
Net investment income (loss)	(0.47)[8]	0.01	(0.46)	(0.34)	(0.16)	(0.10)[8]
Portfolio turnover (%)	50	92	90	90	102	101[9]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R4 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS R5 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.71	$23.16	$21.56	$18.47	$12.91	$22.46
Net investment income (loss)[3]	(0.03)	0.05	(0.03)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss)
on investments	2.94	1.51	1.63	3.12	5.54	(9.57)
Total from investment operations	2.91	1.56	1.60	3.10	5.56	(9.54)
Less distributions
From net investment income	—	(0.01)	—	(0.01)	—[4]	(0.01)
Net asset value, end of period	$27.62	$24.71	$23.16	$21.56	$18.47	$12.91
Total return (%)[5]	11.78[6]	6.74	7.42	16.78	43.07	(42.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.48[8]	14.16	15.07	16.17	12.97	7.95[8]
Expenses net of fee waivers and credits	1.00[8]	1.00	0.99	1.01	1.02	0.94[8]
Net investment income (loss)	(0.27)[8]	0.21	(0.16)	(0.03)	0.14	0.20[8]
Portfolio turnover (%)	50	92	90	90	102	101[9]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R5 shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

22	Rainier Growth Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$24.84	$23.27	$20.01
Net investment income (loss)[3]	(0.02)	0.08	0.03
Net realized and unrealized gain on investments	2.97	1.51	3.23
Total from investment operations	2.95	1.59	3.26
Less distributions
From net investment income	—	(0.02)	—
Net asset value, end of period	$27.79	$24.84	$23.27
Total return (%)[4]	11.88[5]	6.86	16.29[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.33	1.58[6]
Expenses net of fee waivers and credits	0.86[6]	0.86	0.86[6]
Net investment income (loss)	(0.12)[6]	0.34	0.20[6]
Portfolio turnover (%)	50	92	90[7]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS T SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.13	$22.69	$21.20	$18.24	$12.86	$16.59
Net investment loss[3]	(0.07)	(0.03)	(0.11)	(0.09)	(0.11)	(0.05)
Net realized and unrealized gain (loss)
on investments	2.88	1.47	1.60	3.05	5.49	(3.68)
Total from investment operations	2.81	1.44	1.49	2.96	5.38	(3.73)
Net asset value, end of period	$26.94	$24.13	$22.69	$21.20	$18.24	$12.86
Total return (%)[4,5]	11.65[6]	6.35	7.03	16.23	41.84	(22.48)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$77	$73	$77	$83	$83	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[7]	1.33	1.37	1.47	1.84	2.07[7]
Expenses net of fee waivers	1.27[7]	1.33	1.37	1.47	1.84	1.99[7]
Expenses net of fee waivers and credits	1.27[7]	1.33	1.37	1.47	1.84	1.98[7]
Net investment loss	(0.53)[7]	(0.13)	(0.54)	(0.50)	(0.69)	(0.74)[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class T shares is 10-6-08.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Rainier Growth Fund	23

CLASS ADV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.57	$23.05	$21.49	$18.43	$12.90	$22.46
Net investment income (loss)[3]	(0.05)	0.02	(0.06)	(0.03)	—[4]	(0.01)
Net realized and unrealized gain (loss)
on investments	2.92	1.50	1.62	3.09	5.53	(9.55)
Total from investment operations	2.87	1.52	1.56	3.06	5.53	(9.56)
Net asset value, end of period	$27.44	$24.57	$23.05	$21.49	$18.43	$12.90
Total return (%)[5]	11.68[6]	6.59	7.26	16.60	42.87	(42.56)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$20	$20	$22	$18	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]	1.33	1.35	1.37	1.25	1.14[7]
Expenses net of fee waivers and credits	1.14[7]	1.14	1.14	1.14	1.14	1.14[7]
Net investment income (loss)	(0.39)[7]	0.08	(0.31)	(0.17)	0.01	(0.04)[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class ADV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

CLASS NAV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$24.86	$23.28	$21.63	$18.51	$12.91	$22.46
Net investment income (loss)[3]	—[4]	0.09	0.01	0.03	0.05	0.04
Net realized and unrealized gain (loss)
on investments	2.96	1.52	1.64	3.11	5.55	(9.57)
Total from investment operations	2.96	1.61	1.65	3.14	5.60	(9.53)
Less distributions
From net investment income	—	(0.03)	—	(0.02)	—[4]	(0.02)
Net asset value, end of period	$27.82	$24.86	$23.28	$21.63	$18.51	$12.91
Total return (%)[5]	11.91[6]	6.94	7.63	17.00	43.38	(42.44)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$430	$463	$487	$813	$708	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[7]	0.79	0.80	0.80	0.82	0.83[7]
Expenses net of fee waivers and credits	0.78[7]	0.79	0.80	0.80	0.82	0.83[7]
Net investment income (loss)	(0.03)[7]	0.39	0.05	0.16	0.33	0.26[7]
Portfolio turnover (%)	50	92	90	90	102	101[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-08 to 3-31-09.

24	Rainier Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Rainier Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class B, Class T and Class ADV shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

Semiannual report | Rainier Growth Fund	25

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$245,572,736	$245,572,736	—	—
Consumer Staples	52,321,190	52,321,190	—	—
Energy	50,582,888	50,582,888	—	—
Financials	76,262,045	76,262,045	—	—
Health Care	151,215,732	151,215,732	—	—
Industrials	113,633,346	113,633,346	—	—
Information Technology	330,779,482	330,582,456	$197,026	—
Materials	40,488,154	40,488,154	—	—
Securities Lending Collateral	44,668,150	44,668,150	—	—
Short-Term Investments	9,525,311	9,525,311	—	—

Total Investments in
Securities	$1,115,049,034	$1,114,852,008	$197,026	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

26	Rainier Growth Fund | Semiannual report

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $470. For the six months ended September 30, 2013 the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule,

Semiannual report | Rainier Growth Fund	27

pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the fund has a capital loss carryforward of $34,031,547 available to offset future net realized capital gains as of March 31, 2013. The following details the capital loss carryforward available as of March 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2016	2017	2018

$10,450,734	$8,874,309	$14,706,504

Availability of a certain amount of the loss carryforward, which was acquired in a merger, may be limited in a given year.

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and litigation proceeds.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.730% of the first $3,000,000,000 of the fund’s average daily net assets; (b) 0.725% of the next $3,000,000,000 of the fund’s average daily net assets; and (c) 0.700% of the fund’s average daily net assets in excess of $6,000,000,000. The Advisor has a subadvisory agreement with Rainier Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

28	Rainier Growth Fund | Semiannual report

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.45%, 1.60% 1.20%, 1.00%, 0.86% and 1.14% for Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class ADV shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. For all the classes indicated, this expense limitation shall remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that is appropriate under the circumstances at that time.

Prior to July 1, 2013, the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.35%, 2.10%, 2.10% and 1.40% for Class A, Class B, Class C, and Class T shares, respectively. This agreement excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II, and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, for the six months ended September 30, 2013 these expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTION

Class A	6,548
Class B	356
Class C	320
Class I	2,074
Class R1	6,167
Class R2	6,730
Class R3	6,554
Class R4	6,589
Class R5	6,620
Class R6	5,753
Class T	1,355
Class ADV	12,270
Class NAV	8,194
Total	69,530

The investment management fees, including the impact of the waivers and expense reimbursements described above, incurred for the six months ended September 30, 2013 were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.

Semiannual report | Rainier Growth Fund	29

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class T and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares. Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class T	0.30%	—
Class ADV	0.25%	—

The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. This waiver agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $60 for the six months ended September 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $244,268 for the six months ended September 30, 2013. Of this amount, $41,284 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $192,614 was paid as sales commissions to broker-dealers and $10,370 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, Class C and Class T shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, CDSCs received by the Distributor amounted to $16,923, $418 and $122 for Class B, Class C and Class T shares, respectively.

30	Rainier Growth Fund | Semiannual report

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$449,527	$274,707	$12,770	$27,615
Class B	98,876	15,110	7,114	667
Class C	87,744	13,405	7,059	3,822
Class I	—	58,888	8,563	1,303
Class R1	1,479	54	6,693	98
Class R2	144	13	6,922	38
Class R3	281	13	6,693	28
Class R4	148	14	6,693	41
Class R5	—	13	6,693	41
Class R6	—	487	6,887	54
Class T	111,099	56,569	7,227	8,543
Class ADV	24,892	15,224	7,598	374
Total	$774,190	$434,497	$90,912	$42,624

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of pay Trustee compensation and expense are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013, and for the year ended March 31, 2013 were as follows:

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,045,305	$26,402,993	2,459,590	$55,505,262
Repurchased	(2,136,676)	(54,381,272)	(3,962,238)	(89,534,415)

Net decrease	(1,091,371)	($27,978,279)	(1,502,648)	($34,029,153)

Class B shares

Sold	23,418	$563,757	100,853	$2,195,177
Repurchased	(131,177)	(3,189,070)	(368,746)	(8,048,812)

Net decrease	(107,759)	($2,625,313)	(267,893)	($5,853,635)

Semiannual report | Rainier Growth Fund	31

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	21,834	$538,049	34,781	$764,812
Repurchased	(67,129)	(1,641,349)	(181,088)	(3,932,366)

Net decrease	(45,295)	($1,103,300)	(146,307)	($3,167,554)

Class I shares

Sold	223,329	$5,724,877	1,284,922	$29,260,470
Distributions reinvested	—	—	5,669	130,574
Repurchased	(724,357)	(19,251,783)	(7,763,269)	(179,262,056)

Net decrease	(501,028)	($13,526,906)	(6,472,678)	($149,871,012)

Class R1 shares

Sold	4,211	$100,701	4,312	$97,671
Repurchased	(171)	(4,447)	(479)	(11,060)

Net increase	4,040	$96,254	3,833	$86,611

Class R3 shares

Sold	88	$2,240	—	—

Net increase	88	$2,240	—	—

Class R4 shares

Sold	1,348	$36,442	26	$577
Repurchased	—	—	—	—

Net increase	1,348	$36,442	26	$577

Class R5 shares

Distributions reinvested	—	—	2	$50

Net increase	—	—	2	$50

Class R6 shares

Sold	519	$13,000	5,445	$124,800
Distributions reinvested	—	—	177	4,078
Repurchased	(9,055)	(237,000)	(19,869)	(459,000)

Net decrease	(8,536)	($224,000)	(14,247)	($330,122)

Class T shares

Sold	21,796	$551,724	46,822	$1,041,302
Repurchased	(187,311)	(4,711,457)	(424,692)	(9,484,303)

Net decrease	(165,515)	($4,159,733)	(377,870)	($8,443,001)

Class ADV shares

Sold	30,986	$791,480	200,655	$4,623,049
Repurchased	(155,429)	(4,028,023)	(258,405)	(5,908,494)

Net decrease	(124,443)	($3,236,543)	(57,750)	($1,285,445)

Class NAV shares

Sold	43,420	$1,074,228	4,043,108	$92,780,115
Distributions reinvested	—	—	26,529	612,300
Repurchased	(3,213,814)	(84,743,464)	(6,377,748)	(141,250,397)

Net decrease	(3,170,394)	($83,669,236)	(2,308,111)	($47,857,982)

Total net decrease	(5,208,865)	($136,388,374)	(11,143,643)	($250,750,666)

There were no fund share transactions for the six months ended September 30, 2013 and the year ended March 31, 2013 for Class R2 shares.

32	Rainier Growth Fund | Semiannual report

Affiliates of the fund owned 44%, 100%, 98%, 76%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5 and Class NAV, respectively, on September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $523,301,048 and $645,879,308, respectively, for the six months ended September 30, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2013, funds within the John Hancock funds complex held 41.0% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	17.3%
John Hancock Lifestyle Balanced Portfolio	13.7%
John Hancock Lifestyle Aggressive Portfolio	6.5%

Semiannual report | Rainier Growth Fund	33

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Rainier Investment Management, Inc. (the Subadvisor) for John Hancock Rainier Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

34	Rainier Growth Fund | Semiannual report

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Semiannual report | Rainier Growth Fund	35

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed the index for the three-year period ended December 31, 2012. The Board also noted that the fund outperformed its peer group average for the one- and three-year periods ended December 31, 2012.

The Board noted that the fund’s performance is being closely monitored. The Board also noted that the fund recently changed portfolio managers. The Board further noted the fund’s favorable performance relative to the benchmark index for the one-year period and relative to the peer group for the one- and three-year periods.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for the fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses. The Board also noted that the fund’s distributor, an affiliate of the Advisor, waived a portion of its Rule 12b-1 fee for a share class of the fund.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that the Advisor has agreed to fee waivers and/or expense reimbursements with respect to the total operating expenses of certain share classes of the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

36	Rainier Growth Fund | Semiannual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

Semiannual report | Rainier Growth Fund	37

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

38	Rainier Growth Fund | Semiannual report

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | Rainier Growth Fund	39

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Rainier Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

40	Rainier Growth Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	334SA 9/13
MF159999	11/13

John Hancock
Disciplined Value Fund

Semiannual Report
9.30.13

A look at performance

Total returns for the period ended September 30, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A1	17.96	9.47	8.93	—	5.13	17.96	57.21	135.13	—

Class B1	18.04	9.62	8.44	—	5.17	18.04	56.26	124.76	—

Class C1	22.20	9.66	8.46	—	9.22	22.20	58.58	125.22	—

Class I1,2	24.53	10.94	9.87	—	10.81	24.53	68.02	156.22	—

Class I2[1,2]	24.55	10.95	9.72	—	10.80	24.55	68.13	152.84	—

Class R1[1,2]	23.62	10.17	9.08	—	10.42	23.62	62.28	138.42	—

Class R2[1,2]	23.96	10.33	9.25	—	10.55	23.96	63.45	142.18	—

Class R3[1,2]	23.74	10.27	9.18	—	10.42	23.74	63.04	140.73	—

Class R4[1,2]	24.32	10.65	9.53	—	10.75	24.32	65.87	148.60	—

Class R5[1,2]	24.66	10.98	9.86	—	10.85	24.66	68.36	156.13	—

Class R6[1,2]	24.56	10.96	9.90	—	10.79	24.56	68.19	157.12	—

Class NAV[2,3]	24.69	—	—	18.40	10.85	24.69	—	—	108.25

Index 1†	22.30	8.86	7.99	—	7.27	22.30	52.90	115.62	—

Index 2†	19.34	10.02	7.57	—	8.31	19.34	61.18	107.37	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class B, Class I2, Class R1, Class R2, Class R3, and Class R4 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class NAV
Net (%)	1.20	2.05	1.98	0.87	0.85	1.57	1.32	1.47	1.07	0.83	0.82	0.74
Gross (%)	1.20	2.08	1.98	0.87	0.92	1.86	3.27	2.39	1.65	0.83	0.82	0.74

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 6-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

6	Disciplined Value Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	9-30-03	$22,476	$22,476	$21,562	$20,737

Class C4	9-30-03	22,522	22,522	21,562	20,737

Class I2	9-30-03	25,622	25,622	21,562	20,737

Class I2[2]	9-30-03	25,284	25,284	21,562	20,737

Class R1[2]	9-30-03	23,842	23,842	21,562	20,737

Class R2[2]	9-30-03	24,218	24,218	21,562	20,737

Class R3[2]	9-30-03	24,073	24,073	21,562	20,737

Class R4[2]	9-30-03	24,860	24,860	21,562	20,737

Class R5[2]	9-30-03	25,613	25,613	21,562	20,737

Class R6[2]	9-30-03	25,712	25,712	21,562	20,737

Class NAV[2]	5-29-09	20,825	20,825	20,334	20,327

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 12-19-08, through a reorganization, the Fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund’s Investor share class shares were exchanged for Class A shares and its Institutional class shares were exchanged for Class I shares. Class A, Class B and Class C shares were first offered on 12-22-08. The returns prior to this date are those of the predecessor fund’s Investor shares that have been recalculated to reflect the gross fees and expenses of Class A, Class B and Class C shares, as applicable. Class R3, Class R4 and Class R5 shares were first offered on 5-22-09; Class R1 shares were first offered on 7-13-09; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R3, Class R4, Class R5, Class R1, Class R6 and Class R2 shares, as applicable. The predecessor fund’s Institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. Class I2 shares were first offered on 12-22-08; returns prior to that date are those of Class I shares recalculated to apply the gross fees and expenses of Class I2 shares.

2 For certain types of investors, as described in the fund’s prospectuses.

3 From 5-29-09.

4 No contingent deferred sales charge is applicable.

Semiannual report | Disciplined Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,106.60	$5.97

Class B	1,000.00	1,101.70	10.38

Class C	1,000.00	1,102.20	10.01

Class I	1,000.00	1,108.10	4.33

Class I2	1,000.00	1,108.00	4.49

Class R1	1,000.00	1,104.20	8.28

Class R2	1,000.00	1,105.50	6.97

Class R3	1,000.00	1,104.20	7.75

Class R4	1,000.00	1,107.50	5.55

Class R5	1,000.00	1,108.50	4.12

Class R6	1,000.00	1,108.00	3.96

Class NAV	1,000.00	1,108.50	3.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Disciplined Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,019.40	$5.72

Class B	1,000.00	1,015.20	9.95

Class C	1,000.00	1,015.50	9.60

Class I	1,000.00	1,021.00	4.15

Class I2	1,000.00	1,020.80	4.31

Class R1	1,000.00	1,017.20	7.94

Class R2	1,000.00	1,018.50	6.68

Class R3	1,000.00	1,017.70	7.44

Class R4	1,000.00	1,019.80	5.32

Class R5	1,000.00	1,021.20	3.95

Class R6	1,000.00	1,021.30	3.80

Class NAV	1,000.00	1,021.50	3.60

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.13%, 1.97%, 1.90%, 0.82%, 0.85%, 1.57%, 1.32%, 1.47%, 1.05%, 0.78%, 0.75% and 0.71% for Class A, Class B, Class C, Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Disciplined Value Fund	9

Portfolio summary

Top 10 Holdings (30.0% of Net Assets on 9-30-13)[1,2]

Berkshire Hathaway, Inc., Class B	3.9%	JPMorgan Chase & Company	3.0%

Wells Fargo & Company	3.6%	Occidental Petroleum Corp.	2.6%

Exxon Mobil Corp.	3.6%	Johnson & Johnson	2.6%

Pfizer, Inc.	3.2%	Cisco Systems, Inc.	2.3%

Citigroup, Inc.	3.2%	Comcast Corp., Class A	2.0%

Sector Composition[1,3]

Financials	28.5%	Industrials	7.9%

Health Care	18.8%	Materials	2.3%

Consumer Discretionary	12.6%	Consumer Staples	2.1%

Energy	12.1%	Utilities	1.5%

Information Technology	11.4%	Short-Term Investments & Other	2.8%

1 As a percentage of net assets on 9-30-13.

2 Cash and cash equivalents not included.

3 Value stocks may decline in price. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Large company stocks could fall out of favor, and illiquid securities may be difficult to sell at a price approximating their value. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Disciplined Value Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

	Shares	Value

Common Stocks 97.2%	$6,532,576,431

(Cost $5,524,734,118)

Consumer Discretionary 12.6%		847,805,367

Auto Components 1.2%

Lear Corp.	1,125,311	80,538,503

Media 9.9%

CBS Corp., Class B	1,028,422	56,727,758

Comcast Corp., Class A	3,007,823	135,803,208

Gannett Company, Inc. (L)	1,729,035	46,320,848

Liberty Global PLC, Series C (I)	1,011,090	76,266,519

Liberty Media Corp., Series A (I)	638,531	93,959,837

News Corp., Class A (I)	1,917,460	30,794,408

Omnicom Group, Inc. (L)	900,074	57,100,695

Time Warner Cable, Inc.	439,199	49,014,608

Time Warner, Inc.	1,822,361	119,929,577

Multiline Retail 0.7%

Macy’s, Inc.	1,081,075	46,778,115

Specialty Retail 0.8%

Bed Bath & Beyond, Inc. (I)(L)	705,420	54,571,291

Consumer Staples 2.1%		142,404,569

Food & Staples Retailing 1.5%

CVS Caremark Corp.	1,754,734	99,581,155

Food Products 0.6%

Tyson Foods, Inc., Class A	1,514,265	42,823,414

Energy 12.1%		812,275,784

Energy Equipment & Services 2.1%

Halliburton Company	1,285,140	61,879,491

Schlumberger, Ltd.	866,675	76,579,403

Oil, Gas & Consumable Fuels 10.0%

EOG Resources, Inc.	276,568	46,817,431

Exxon Mobil Corp.	2,802,536	241,130,197

Marathon Oil Corp.	1,270,274	44,307,157

Occidental Petroleum Corp.	1,899,266	177,657,342

Phillips 66	1,360,805	78,681,745

Royal Dutch Shell PLC, ADR	1,297,549	85,223,018

See notes to financial statements	Semiannual report | Disciplined Value Fund	11

	Shares	Value

Financials 28.5%	$1,915,405,234

Capital Markets 2.0%

State Street Corp.	1,164,325	76,554,369

The Goldman Sachs Group, Inc.	388,785	61,509,675

Commercial Banks 6.2%

BB&T Corp.	1,618,620	54,628,425

Fifth Third Bancorp	4,496,955	81,125,068

SunTrust Banks, Inc.	1,064,473	34,510,215

Wells Fargo & Company	5,918,959	244,571,386

Consumer Finance 2.8%

Capital One Financial Corp.	1,813,710	124,674,425

Discover Financial Services	1,254,224	63,388,481

Diversified Financial Services 12.1%

Bank of America Corp.	9,387,325	129,545,085

Berkshire Hathaway, Inc., Class B (I)	2,318,312	263,151,595

Citigroup, Inc.	4,425,112	214,662,183

JPMorgan Chase & Company	3,944,626	203,897,718

Insurance 4.2%

ACE, Ltd.	892,000	83,455,520

Axis Capital Holdings, Ltd.	605,460	26,222,473

MetLife, Inc.	904,120	42,448,434

Reinsurance Group of America, Inc.	432,125	28,948,054

The Allstate Corp.	851,265	43,031,446

The Travelers Companies, Inc.	371,215	31,467,896

Validus Holdings, Ltd.	685,210	25,339,066

Real Estate Investment Trusts 1.2%

American Homes 4 Rent (I)	2,061,805	33,298,151

Equity Residential	914,235	48,975,569

Health Care 18.8%		1,265,436,709

Biotechnology 1.2%

Amgen, Inc.	716,303	80,182,958

Health Care Equipment & Supplies 0.9%

Covidien PLC	1,007,309	61,385,410

Health Care Providers & Services 8.7%

Cigna Corp.	1,499,264	115,233,431

Express Scripts Holding Company (I)	1,314,900	81,234,522

Humana, Inc.	2,917	272,244

McKesson Corp.	1,051,000	134,843,300

Omnicare, Inc. (L)	1,432,285	79,491,818

Quest Diagnostics, Inc. (L)	667,835	41,265,525

UnitedHealth Group, Inc.	1,838,518	131,656,274

Life Sciences Tools & Services 0.2%

Agilent Technologies, Inc.	261,735	13,413,919

12	Disciplined Value Fund | Semiannual report	See notes to financial statements

	Shares	Value

Pharmaceuticals 7.8%

AbbVie, Inc.	865,140	$38,697,712

Johnson & Johnson	2,000,006	173,380,520

Pfizer, Inc.	7,595,071	218,054,488

Sanofi, ADR	1,902,520	96,324,588

Industrials 7.9%		531,459,178

Aerospace & Defense 2.5%

Honeywell International, Inc.	451,415	37,485,502

Lockheed Martin Corp.	448,470	57,202,349

Raytheon Company (L)	919,706	70,881,741

Air Freight & Logistics 0.7%

United Parcel Service, Inc., Class B	522,018	47,696,785

Commercial Services & Supplies 0.5%

Tyco International, Ltd.	964,088	33,723,798

Industrial Conglomerates 0.7%

Siemens AG, ADR, (L)	413,545	49,836,308

Machinery 2.5%

AGCO Corp.	893,185	53,966,238

Dover Corp. (L)	729,800	65,557,934

Parker Hannifin Corp.	464,883	50,542,080

Road & Rail 1.0%

Norfolk Southern Corp.	834,731	64,566,443

Information Technology 11.4%		763,340,187

Communications Equipment 3.7%

Brocade Communications Systems, Inc. (I)	5,935,660	47,782,063

Cisco Systems, Inc.	6,492,575	152,056,107

QUALCOMM, Inc.	759,670	51,171,371

Computers & Peripherals 2.1%

NetApp, Inc. (L)	1,830,960	78,035,515

Seagate Technology PLC	905,258	39,595,985

Western Digital Corp.	302,780	19,196,252

Electronic Equipment, Instruments & Components 0.7%

TE Connectivity, Ltd.	864,658	44,771,991

Internet Software & Services 1.3%

IAC/InterActiveCorp	1,637,147	89,502,826

Semiconductors & Semiconductor Equipment 1.5%

LSI Corp.	3,140,770	24,560,821

NVIDIA Corp.	2,153,085	33,502,003

ON Semiconductor Corp. (I)	6,061,935	44,252,126

Software 2.1%

Microsoft Corp.	3,005,629	100,117,502

Symantec Corp.	1,567,500	38,795,625

Materials 2.3%		152,037,467

Containers & Packaging 1.7%

Crown Holdings, Inc. (I)	1,356,287	57,343,814

Rock-Tenn Company, Class A	536,347	54,315,861

See notes to financial statements	Semiannual report | Disciplined Value Fund	13

		Shares	Value

Paper & Forest Products 0.6%

International Paper Company		901,290	$40,377,792

Utilities 1.5%			102,411,936

Electric Utilities 0.7%

FirstEnergy Corp.		1,242,415	45,286,027

Independent Power Producers & Energy Traders 0.8%

AES Corp.		4,298,413	57,125,909

	Yield (%)	Shares	Value

Securities Lending Collateral 1.8%			$122,958,823

(Cost $122,941,358)

John Hancock Collateral Investment Trust (W)	0.1739 (Y)	12,285,808	122,958,823

Short-Term Investments 2.3%			$154,788,905

(Cost $154,788,905)

Money Market Funds 2.3%			154,788,905
State Street Institutional US Government
Money Market Fund	0.0000 (Y)	154,788,905	154,788,905

Total investments (Cost $5,802,464,381)† 101.3%		$6,810,324,159

Other assets and liabilities, net (1.3%)			($90,650,563)

Total net assets 100.0%		$6,719,673,596

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 9-30-13.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $5,808,482,120. Net unrealized appreciation aggregated $1,001,842,039, of which $1,021,296,880 related to appreciated investment securities and $19,454,841 related to depreciated investment securities.

14	Disciplined Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $5,679,523,023)
including $120,413,632 of securities loaned	$6,687,365,336
Investments in affiliated issuers, at value (Cost $122,941,358)	122,958,823

Total investments, at value (Cost $5,802,464,381)	6,810,324,159
Receivable for investments sold	27,470,426
Receivable for fund shares sold	18,835,136
Dividends and interest receivable	6,852,416
Receivable for securities lending income	22,385
Receivable due from advisor	164
Other receivables and prepaid expenses	200,407

Total assets	6,863,705,093

Liabilities

Payable for investments purchased	13,170,737
Payable for fund shares repurchased	6,573,862
Payable upon return of securities loaned	122,962,095
Payable to affiliates
Accounting and legal services fees	388,479
Transfer agent fees	536,548
Distribution and service fees	56,283
Trustees’ fees	3,895
Other liabilities and accrued expenses	339,598

Total liabilities	144,031,497

Net assets	$6,719,673,596

Net assets consist of

Paid-in capital	$5,476,529,806
Undistributed net investment income	33,808,159
Accumulated net realized gain (loss) on investments	201,475,853
Net unrealized appreciation (depreciation) on investments	1,007,859,778

Net assets	$6,719,673,596

See notes to financial statements	Semiannual report | Disciplined Value Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,062,750,142 ÷ 116,953,781 shares)[1]	$17.64
Class B ($16,364,885 ÷ 974,466 shares)[1]	$16.79
Class C ($96,467,282 ÷ 5,736,858 shares)[1]	$16.82
Class I ($3,231,604,049 ÷ 187,638,504 shares)	$17.22
Class I2 ($56,516,880 ÷ 3,280,158 shares)	$17.23
Class R1 ($8,146,468 ÷ 474,833 shares)	$17.16
Class R2 ($9,032,107 ÷ 525,572 shares)	$17.19
Class R3 ($6,454,235 ÷ 376,020 shares)	$17.16
Class R4 ($49,580,283 ÷ 2,881,694 shares)	$17.21
Class R5 ($503,327,794 ÷ 29,164,432 shares)	$17.26
Class R6 ($182,973,831 ÷ 10,604,528 shares)	$17.25
Class NAV ($496,455,640 ÷ 28,769,303 shares)	$17.26

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.57

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Disciplined Value Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 9-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$53,296,538
Securities lending	400,090
Interest	2,893
Less foreign taxes withheld	(582,506)

Total investment income	53,117,015

Expenses

Investment management fees	19,276,552
Distribution and service fees	2,850,866
Accounting and legal services fees	565,342
Transfer agent fees	2,866,880
Trustees’ fees	99,521
State registration fees	127,127
Printing and postage	110,108
Professional fees	87,215
Custodian fees	291,364
Registration and filing fees	170,660
Other	36,176

Total expenses	26,481,811
Less expense reductions	(139,281)

Net expenses	26,342,530

Net investment income	26,774,485

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	170,697,343
Investments in affiliated issuers	3,016

170,700,359
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	337,218,760
Investments in affiliated issuers	(11,968)

337,206,792

Net realized and unrealized gain	507,907,151

Increase in net assets from operations	$534,681,636

See notes to financial statements	Semiannual report | Disciplined Value Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(unaudited)	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$26,774,485	$35,173,080
Net realized gain	170,700,359	171,631,695
Change in net unrealized appreciation (depreciation)	337,206,792	335,340,438

Increase in net assets resulting from operations	534,681,636	542,145,213

Distributions to shareholders
From net investment income
Class A	—	(9,945,154)
Class B	—	(5,328)
Class C	—	(35,133)
Class I	—	(10,989,962)
Class I2	—	(294,140)
Class R1	—	(26,428)
Class R2	—	(9,561)
Class R3	—	(9,738)
Class R4	—	(32,076)
Class R5	—	(4,180,836)
Class R6	—	(1,063,428)
Class NAV	—	(6,229,386)
From net realized gain
Class A	—	(41,946,165)
Class B	—	(405,720)
Class C	—	(1,659,469)
Class I	—	(32,645,943)
Class I2	—	(852,754)
Class R1	—	(181,195)
Class R2	—	(44,472)
Class R3	—	(56,128)
Class R4	—	(112,906)
Class R5	—	(12,317,929)
Class R6	—	(3,010,506)
Class NAV	—	(16,971,618)

Total distributions	—	(143,025,975)

From Fund share transactions	1,840,517,226	1,715,423,426

Total increase	2,375,198,862	2,115,542,664

Net assets

Beginning of period	4,344,474,734	2,229,932,070

End of period	$6,719,673,596	$4,344,474,734

Undistributed net investment income	$33,808,159	$7,033,674

18	Disciplined Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2,3]	8-31-08[4]

Per share operating performance

Net asset value, beginning
of period	$15.94	$14.33	$13.83	$12.31	$8.09	$12.32	$15.62
Net investment income[5]	0.06	0.14	0.11	0.05	0.08	0.08	0.15
Net realized and unrealized gain
(loss) on investments	1.64	2.09	0.77	1.57	4.18	(4.18)	(1.90)
Total from investment operations	1.70	2.23	0.88	1.62	4.26	(4.10)	(1.75)
Less distributions
From net investment income	—	(0.12)	(0.07)	(0.03)	(0.04)	(0.13)	(0.15)
From net realized gain	—	(0.50)	(0.31)	(0.07)	—	—	(1.40)
Total distributions	—	(0.62)	(0.38)	(0.10)	(0.04)	(0.13)	(1.55)
Net asset value, end of period	$17.64	$15.94	$14.33	$13.83	$12.31	$8.09	$12.32
Total return (%)[6,7]	10.66[8]	16.04	6.91	13.20	52.68	(33.33)[8]	(12.29)

Ratios and supplemental data

Net assets, end of period (in millions)	$2,063	$1,481	$1,068	$601	$162	$10	$16
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.13[9]	1.20	1.24	1.24	1.26	1.76[9]	1.39
Expenses net of fee waivers	1.13[9]	1.20	1.24	1.24	1.06	1.00[9]	1.00
Expenses net of fee waivers
and credits	1.13[9]	1.20	1.24	1.24	1.05	1.00[9]	1.00
Net investment income	0.74[9]	0.95	0.82	0.38	0.74	1.45[9]	1.10
Portfolio turnover (%)	20	44	44	50	59	52[10]	78

1 Six months ended 9-30-13. Unaudited.
2 For the seven-month period ended 3-31-09. The fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Investor share class of the former Robeco Large Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Investor share class of the predecessor fund was redesignated as that of John Hancock Disciplined Value Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
8 Not annualized.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	19

CLASS B SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.24	$13.73	$13.30	$11.91	$7.88	$8.82
Net investment income (loss)[3]	(0.01)	0.01	—[4]	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss)
on investments	1.56	2.01	0.74	1.51	4.06	(0.96)
Total from investment operations	1.55	2.02	0.74	1.46	4.03	(0.94)
Less distributions
From net investment income	—	(0.01)	—	—	—	—
From net realized gain	—	(0.50)	(0.31)	(0.07)	—	—
Total distributions	—	(0.51)	(0.31)	(0.07)	—	—
Net asset value, end of period	$16.79	$15.24	$13.73	$13.30	$11.91	$7.88
Total return (%)[5,6]	10.17[7]	15.09	5.99	12.28	51.14	(10.66)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$14	$10	$8	$5	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97[9]	2.08	2.14	2.27	2.58	4.24[9]
Expenses net of fee waivers	1.97[9]	2.05	2.05	2.05	2.12	2.07[9]
Expenses net of fee waivers and credits	1.97[9]	2.05	2.05	2.05	2.05	2.05[9]
Net investment income (loss)	(0.11)[9]	0.10	0.01	(0.45)	(0.25)	1.18[9]
Portfolio turnover (%)	20	44	44	50	59	52[10]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class B shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS C SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.26	$13.74	$13.30	$11.91	$7.87	$8.82
Net investment income (loss)[3]	—[4]	0.02	0.01	(0.05)	(0.03)	0.02
Net realized and unrealized gain (loss)
on investments	1.56	2.01	0.74	1.51	4.07	(0.97)
Total from investment operations	1.56	2.03	0.75	1.46	4.04	(0.95)
Less distributions
From net investment income	—	(0.01)	—	—	—	—
From net realized gain	—	(0.50)	(0.31)	(0.07)	—	—
Total distributions	—	(0.51)	(0.31)	(0.07)	—	—
Net asset value, end of period	$16.82	$15.26	$13.74	$13.30	$11.91	$7.87
Total return (%)[5,6]	10.22[7]	15.19	6.07	12.28	51.33	(10.77)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$96	$59	$40	$30	$19	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.90[9]	1.98	2.02	2.07	2.24	4.41[9]
Expenses net of fee waivers	1.90[9]	1.98	2.02	2.05	2.08	2.06[9]
Expenses net of fee waivers and credits	1.90[9]	1.98	2.02	2.05	2.05	2.05[9]
Net investment income (loss)	(0.04)[9]	0.17	0.04	(0.45)	(0.27)	1.26[9]
Portfolio turnover (%)	20	44	44	50	59	52[10]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class C shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

20	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2,3]	8-31-08[4]

Per share operating performance

Net asset value, beginning
of period	$15.54	$13.99	$13.52	$12.03	$7.90	$12.08	$15.34
Net investment income[5]	0.09	0.18	0.15	0.09	0.11	0.09	0.18
Net realized and unrealized gain
(loss) on investments	1.59	2.04	0.75	1.54	4.08	(4.10)	(1.84)
Total from investment operations	1.68	2.22	0.90	1.63	4.19	(4.01)	(1.66)
Less distributions
From net investment income	—	(0.17)	(0.12)	(0.07)	(0.06)	(0.17)	(0.20)
From net realized gain	—	(0.50)	(0.31)	(0.07)	—	—	(1.40)
Total distributions	—	(0.67)	(0.43)	(0.14)	(0.06)	(0.17)	(1.60)
Net asset value, end of period	$17.22	$15.54	$13.99	$13.52	$12.03	$7.90	$12.08
Total return (%)[6]	10.81[7]	16.40	7.27	13.66	53.14	(33.33)[7]	(11.99)

Ratios and supplemental data

Net assets, end of period (in millions)	$3,232	$1,680	$711	$399	$158	$33	$44
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.83[8]	0.87	0.88	0.86	0.88	1.37[8]	1.14
Expenses net of fee waivers
and credits	0.82[8]	0.87	0.88	0.86	0.80	0.75[8]	0.75
Net investment income	1.03[8]	1.26	1.18	0.75	1.01	1.72[8]	1.37
Portfolio turnover (%)	20	44	44	50	59	52[9]	78

1 Six months ended 9-30-13. Unaudited.
2 For the seven-month period ended 3-31-09. The fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 12-19-08, holders of Institutional share class of the former Robeco Large Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class I shares of John Hancock Disciplined Value Fund. These shares were first offered on 12-22-08. Additionally, the accounting and performance history of the Institutional share class of the predecessor fund was redesignated as that of John Hancock Disciplined Value Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.
9 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

See notes to financial statements	Semiannual report | Disciplined Value Fund	21

CLASS I2 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10	3-31-09[2]

Per share operating performance

Net asset value, beginning of period	$15.55	$13.99	$13.53	$12.04	$7.90	$8.82
Net investment income[3]	0.08	0.18	0.15	0.09	0.11	0.05
Net realized and unrealized gain (loss)
on investments	1.60	2.05	0.75	1.54	4.09	(0.97)
Total from investment operations	1.68	2.23	0.90	1.63	4.20	(0.92)
Less distributions
From net investment income	—	(0.17)	(0.13)	(0.07)	(0.06)	—
From net realized gain	—	(0.50)	(0.31)	(0.07)	—	—
Total distributions	—	(0.67)	(0.44)	(0.14)	(0.06)	—
Net asset value, end of period	$17.23	$15.55	$13.99	$13.53	$12.04	$7.90
Total return (%)[4]	10.80[5]	16.51	7.24	13.65	53.27	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$57	$34	$25	$23	$19	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[7]	0.92	0.93	0.92	1.13	5.08[7]
Expenses net of fee waivers and credits	0.85[7]	0.85	0.85	0.85	0.75	0.75[7]
Net investment income	1.01[7]	1.29	1.21	0.74	0.99	2.23[7]
Portfolio turnover (%)	20	44	44	50	59	52[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class I2 shares is 12-22-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 9-1-08 to 3-31-09.

CLASS R1 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.05	$9.01
Net investment income[3]	0.03	0.08	0.06	—[4]	0.02
Net realized and unrealized gain on investments	1.59	2.04	0.74	1.54	3.02
Total from investment operations	1.62	2.12	0.80	1.54	3.04
Less distributions
From net investment income	—	(0.07)	(0.02)	—	—
From net realized gain	—	(0.50)	(0.31)	(0.07)	—
Total distributions	—	(0.57)	(0.33)	(0.07)	—
Net asset value, end of period	$17.16	$15.54	$13.99	$13.52	$12.05
Total return (%)[5]	10.42[6]	15.63	6.41	12.80	33.74[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$6	$3	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[8]	1.85	2.16	3.21	2.96[8]
Expenses net of fee waivers and credits	1.57[8]	1.58	1.65	1.61	1.50[8]
Net investment income	0.30[8]	0.56	0.45	0.01	0.29[8]
Portfolio turnover (%)	20	44	44	50	59[9]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R1 shares is 7-13-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

22	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$15.55	$14.00	$13.49
Net investment income[3]	0.05	0.12	—[4]
Net realized and unrealized gain on investments	1.59	2.04	0.51
Total from investment operations	1.64	2.16	0.51
Less distributions
From net investment income	—	(0.11)	—
From net realized gain	—	(0.50)	—
Total distributions	—	(0.61)	—
Net asset value, end of period	$17.19	$15.55	$14.00
Total return (%)[5]	10.55[6]	15.90	3.78[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$4	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.41[8]	3.02	15.96[8]
Expenses net of fee waivers and credits	1.32[8]	1.32	1.40[8]
Net investment income	0.54[8]	0.80	0.41[8]
Portfolio turnover (%)	20	44	44[9]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R3 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.04	$8.98
Net investment income[3]	0.03	0.10	0.07	0.01	0.04
Net realized and unrealized gain on investments	1.59	2.04	0.75	1.54	3.02
Total from investment operations	1.62	2.14	0.82	1.55	3.06
Less distributions
From net investment income	—	(0.09)	(0.04)	—[4]	—
From net realized gain	—	(0.50)	(0.31)	(0.07)	—
Total distributions	—	(0.59)	(0.35)	(0.07)	—
Net asset value, end of period	$17.16	$15.54	$13.99	$13.52	$12.04
Total return (%)[5]	10.42[6]	15.75	6.52	12.93	34.08[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$4	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[8]	2.33	11.16	20.34	10.23[8]
Expenses net of fee waivers and credits	1.47[8]	1.48	1.55	1.52	1.40[8]
Net investment income	0.38[8]	0.67	0.54	0.10	0.43[8]
Portfolio turnover (%)	20	44	44	50	59[9]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	23

CLASS R4 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$15.54	$13.99	$13.52	$12.04	$8.98
Net investment income[3]	0.06	0.16	0.11	0.05	0.07
Net realized and unrealized gain on investments	1.61	2.03	0.75	1.54	3.02
Total from investment operations	1.67	2.19	0.86	1.59	3.09
Less distributions
From net investment income	—	(0.14)	(0.08)	(0.04)	(0.03)
From net realized gain	—	(0.50)	(0.31)	(0.07)	—
Total distributions	—	(0.64)	(0.39)	(0.11)	(0.03)
Net asset value, end of period	$17.21	$15.54	$13.99	$13.52	$12.04
Total return (%)[4]	10.75[5]	16.19	6.86	13.25	34.42[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$50	$5	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.63	2.35	2.81	2.88[6]
Expenses net of fee waivers and credits	1.05[6]	1.09	1.25	1.20	1.10[6]
Net investment income	0.74[6]	1.09	0.85	0.40	0.75[6]
Portfolio turnover (%)	20	44	44	50	59[7]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

CLASS R5 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$15.57	$14.00	$13.53	$12.04	$8.98
Net investment income[3]	0.09	0.20	0.15	0.08	0.10
Net realized and unrealized gain on investments	1.60	2.04	0.74	1.55	3.02
Total from investment operations	1.69	2.24	0.89	1.63	3.12
Less distributions
From net investment income	—	(0.17)	(0.11)	(0.07)	(0.06)
From net realized gain	—	(0.50)	(0.31)	(0.07)	—
Total distributions	—	(0.67)	(0.42)	(0.14)	(0.06)
Net asset value, end of period	$17.26	$15.57	$14.00	$13.53	$12.04
Total return (%)[4]	10.85[5]	16.55	7.20	13.61	34.77[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$503	$415	$33	$15	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[7]	0.78	0.90	1.23	9.54[7]
Expenses net of fee waivers and credits	0.78[7]	0.78	0.90	0.94	0.80[7]
Net investment income	1.08[7]	1.42	1.19	0.59	1.03[7]
Portfolio turnover (%)	20	44	44	50	59[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

24	Disciplined Value Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$15.57	$14.00	$12.19
Net investment income[3]	0.09	0.19	0.10
Net realized and unrealized gain on investments	1.59	2.06	2.15
Total from investment operations	1.68	2.25	2.25
Less distributions
From net investment income	—	(0.18)	(0.13)
From net realized gain	—	(0.50)	(0.31)
Total distributions	—	(0.68)	(0.44)
Net asset value, end of period	$17.25	$15.57	$14.00
Total return (%)[4]	10.79[5]	16.60	19.09[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$183	$118	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[6]	0.82	2.32[6]
Expenses net of fee waivers and credits	0.75[6]	0.82	0.86[6]
Net investment income	1.11[6]	1.28	1.31[6]
Portfolio turnover (%)	20	44	44[7]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS NAV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$15.57	$14.00	$13.53	$12.04	$9.18
Net investment income[3]	0.10	0.20	0.16	0.10	0.10
Net realized and unrealized gain on investments	1.59	2.05	0.75	1.54	2.82
Total from investment operations	1.69	2.25	0.91	1.64	2.92
Less distributions
From net investment income	—	(0.18)	(0.13)	(0.08)	(0.06)
From net realized gain	—	(0.50)	(0.31)	(0.07)	—
Total distributions	—	(0.68)	(0.44)	(0.15)	(0.06)
Net asset value, end of period	$17.26	$15.57	$14.00	$13.53	$12.04
Total return (%)[4]	10.85[5]	16.66	7.38	13.71	31.89[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$496	$524	$338	$405	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[6]	0.74	0.77	0.79	0.83[6]
Expenses net of fee waivers	0.71[6]	0.74	0.77	0.79	0.75[6]
Expenses including reductions and amounts recaptured	0.71[6]	0.74	0.77	0.79	0.75[6]
Net investment income	1.15[6]	1.40	1.28	0.82	1.05[6]
Portfolio turnover (%)	20	44	44	50	59[7]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class NAV shares is 5-29-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Disciplined Value Fund	25

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Effective April 12, 2013, Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class I2 shares are closed to new investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant

26	Disciplined Value Fund | Semiannual report

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Semiannual report | Disciplined Value Fund	27

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $1,721. For the six months ended September 30, 2013 the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2013, the fund had a capital loss carryforward of $56,032,717 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of March 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MARCH 31
2016	2017

$13,419,042	$42,613,675

It is estimated that $50,300,349 of the loss carryforward, which was acquired on July 10, 2009, in a merger with John Hancock Classic Value Fund II will likely expire unused because of limitations.

28	Disciplined Value Fund | Semiannual report

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and in-kind transactions.

Note 3 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.750% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.725% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.700% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.675% of the next $1,000,000,000 of the fund’s average daily net assets; and (e) 0.650% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reimburse or limit certain expenses for certain share classes of the fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The reimbursements and limits are such that these expenses will not exceed 2.05%, 0.85%, 1.57%, 1.32%, 1.47%, 1.07% and 0.82% for Class B, Class I2, Class R1, Class R2, Class R3, Class R4 and Class R6 shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until June 30, 2014 for all classes, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2013, the fee waivers and/or

Semiannual report | Disciplined Value Fund	29

reimbursements were such that these expenses will not exceed 2.05% and 0.87% for Class C and Class R5 shares, respectively.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II, and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, for the six months ended September 30, 2013 these expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTION

Class A	$33,583
Class B	288
Class C	1,466
Class I	53,320
Class I2	1,367
Class R1	4,164
Class R2	3,214
Class R3	4,016
Class R4	680
Class R5	8,821
Class R6	3,122
Class NAV	9,518
Total	$123,559

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2013 were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

30	Disciplined Value Fund | Semiannual report

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Currently, only 0.25% is charged to Class A shares for Rule 12b-1 fees.

The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. This limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $15,722 for the six months ended September 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,264,796 for the six months ended September 30, 2013. Of this amount, $365,114 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,893,030 was paid as sales commissions to broker-dealers and $6,652 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, CDSCs received by the Distributor amounted to $1,139, $7,280 and $5,269 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Disciplined Value Fund	31

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
SHARE CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$2,181,988	$1,330,829	$16,604	$70,352
Class B	76,521	11,680	7,163	659
Class C	373,631	56,953	8,210	2,635
Class I	—	1,362,987	45,182	31,584
Class I2	—	25,712	7,959	400
Class R1	27,896	869	7,080	220
Class R2	17,142	820	6,351	31
Class R3	16,034	611	6,952	106
Class R4	55,503	3,705	6,979	975
Class R5	102,151	54,228	7,471	2,383
Class R6	—	18,486	7,176	763
Total	$2,850,866	$2,866,880	$127,127	$110,108

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund(s), along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE LOAN	DAYS	WEIGHTED AVERAGE
BORROWER OR LENDER	BALANCE	OUTSTANDING	INTEREST RATE	INTEREST

Lender	$16,836,877	3	0.44%	$618

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013, and for the year ended March 31, 2013, were as follows:

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	35,208,663	$611,274,756	36,888,832	$540,482,322
Distributions reinvested	—	—	3,578,949	51,429,497
Repurchased	(11,177,718)	(190,841,299)	(22,072,197)	(320,089,687)

Net increase	24,030,945	$420,433,457	18,395,584	$271,822,132

Class B shares

Sold	166,892	$2,726,683	313,325	$4,378,530
Distributions reinvested	—	—	26,894	370,603
Repurchased	(95,999)	(1,556,095)	(156,060)	(2,175,999)

Net increase	70,893	$1,170,588	184,159	$2,573,134

Class C shares

Sold	2,207,324	$36,408,475	1,551,485	$21,743,882
Distributions reinvested	—	—	106,836	1,473,263
Repurchased	(319,911)	(5,231,211)	(704,556)	(9,662,876)

Net increase	1,887,413	$31,177,264	953,765	$13,554,269

32	Disciplined Value Fund | Semiannual report

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	93,126,012	$1,538,357,937	77,544,716	$1,126,556,218
Distributions reinvested	—	—	2,833,011	39,662,157
Repurchased	(13,539,213)	(226,207,553)	(23,137,782)	(322,706,743)

Net increase	79,586,799	$1,312,150,384	57,239,945	$843,511,632

Class I2 shares

Sold	1,413,316	$23,191,695	514,968	$7,873,719
Distributions reinvested	—	—	81,680	1,144,331
Repurchased	(327,442)	(5,525,601)	(169,614)	(2,416,300)

Net increase	1,085,874	$17,666,094	427,034	$6,601,750

Class R1 shares

Sold	244,402	$4,038,404	311,505	$4,411,938
Distributions reinvested	—	—	13,567	190,349
Repurchased	(131,455)	(2,190,724)	(191,762)	(2,802,951)

Net increase	112,947	$1,847,680	133,310	$1,799,336

Class R2 shares

Sold	286,336	$4,746,423	275,831	$4,062,117
Distributions reinvested	—	—	3,532	49,513
Repurchased	(43,952)	(744,270)	(3,588)	(54,248)

Net increase	242,384	$4,002,153	275,775	$4,057,382

Class R3 shares

Sold	133,001	$2,230,232	282,399	$4,111,488
Distributions reinvested	—	—	4,698	65,866
Repurchased	(35,995)	(587,654)	(26,086)	(369,596)

Net increase	97,006	$1,642,578	261,011	$3,807,758

Class R4 shares

Sold	2,718,380	$44,541,239	291,031	$4,211,461
Distributions reinvested	—	—	10,348	144,982
Repurchased	(177,672)	(2,984,340)	(61,859)	(895,035)

Net increase	2,540,708	$41,556,899	239,520	$3,461,408

Class R5 shares

Sold	3,356,451	$56,235,546	25,502,790	$352,551,353
Distributions reinvested	—	—	1,176,802	16,498,765
Repurchased	(861,339)	(14,294,101)	(2,356,806)	(33,390,435)

Net increase	2,495,112	$41,941,445	24,322,786	$335,659,683

Class R6 shares

Sold	3,763,406	$62,124,372	7,992,583	$112,118,701
Distributions reinvested	—	—	290,580	4,073,934
Repurchased	(744,781)	(12,434,764)	(793,339)	(11,647,888)

Net increase	3,018,625	$49,689,608	7,489,824	$104,544,747

Class NAV shares

Sold	26,237	$427,008	11,947,301	$160,226,538
Distributions reinvested	—	—	1,654,850	23,201,004
Repurchased	(4,897,685)	(83,187,932)	(4,099,746)	(59,397,347)

Net increase (decrease)	(4,871,448)	($82,760,924)	9,502,405	$124,030,195

Total net increase	110,297,258	$1,840,517,226	119,425,118	$1,715,423,426

Semiannual report | Disciplined Value Fund	33

Affiliates of the fund owned 1% and 100% of shares of beneficial interest of Class R2 and Class NAV, respectively, on September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $2,881,850,002 and $1,069,065,733, respectively, for the six months ended September 30, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2013, funds within the John Hancock funds complex held 7.4% of the fund.

34	Disciplined Value Fund | Semiannual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Robeco Investment Management, Inc. (the Subadvisor) for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part

Semiannual report | Disciplined Value Fund	35

on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

36	Disciplined Value Fund | Semiannual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one- and three-year periods ended December 31, 2012.

The Board noted the fund’s favorable performance relative to the benchmark index and peer group for the one- and three-year periods.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median. The Board also that the subadvisory fees for the fund are lower than the per group median. The Board took into account management’s discussion of the fund’s expenses. The Board also noted that the fund’s distributor, an affiliate of the Advisor, waived a portion of its Rule 12b-1 fee for a share class of the fund.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the sub-advisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that the Advisor has agreed to fee waivers and/or expense reimbursements with respect to the total operating expenses of certain share classes of the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

Semiannual report | Disciplined Value Fund	37

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

38	Disciplined Value Fund | Semiannual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

Semiannual report | Disciplined Value Fund	39

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of mutual fund data. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	Disciplined Value Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Robeco Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Disciplined Value Fund	41

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	340SA 9/13
MF160074	11/13

John Hancock INVESTMENTS

John Hancock
Core High Yield Fund

Semiannual Report
9.30.13

A look at performance

Total returns for the period ended September 30, 2013

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception[2]	6-months	1-year	5-year	10-year	inception[2]	9-30-13	9-30-13

Class A	2.98	—	—	15.39	–3.10	2.98	—	—	88.33	6.18	6.17

Class C3	5.72	—	—	15.14	0.06	5.72	—	—	86.56	5.71	5.10

Class I4	8.31	—	—	16.98	1.72	8.31	—	—	100.06	6.78	6.75

Index†	7.14	—	—	16.58	0.91	7.14	—	—	97.04	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class A, Class C, and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C*	Class I
Net (%)	1.18	1.93	0.87
Gross (%)	1.30	2.12	1.07

* Expenses have been estimated for the class’s full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index.

See the following page for footnotes.

6	Core High Yield Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C5	4-30-09	$18,656	$18,656	$19,704

Class I4	4-30-09	20,006	20,006	19,704

Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index is an unmanaged index consisting of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 4-30-09.

3 Class C shares were first offered on 3-27-13. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class C shares.

4 For certain types of investors, as described in the fund’s prospectus.

5 The contingent deferred sales charge is not applicable.

Semiannual report | Core High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,014.80	$5.86

Class C	1,000.00	1,010.50	9.73

Class I	1,000.00	1,017.20	4.40

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Core High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,019.30	$5.87

Class C	1,000.00	1,015.40	9.75

Class I	1,000.00	1,020.70	4.41

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.16%, 1.93%, and 0.87% for Class A, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Core High Yield Fund	9

Portfolio summary

Top 10 Issuers (19.6% of Net Assets on 9-30-13)[1,2]

Centric Health Corp.	2.8%	Vantage Oncology LLC	1.9%

National Mentor Holdings, Inc.	2.3%	CHC Helicopter SA	1.9%

Southern States Cooperative, Inc.	2.1%	HD Supply, Inc.	1.6%

Midstates Petroleum Company, Inc.	2.0%	Blue Coat Systems, Inc.	1.6%

Thompson Creek Metals Company, Inc.	1.9%	Cash America International, Inc.	1.5%

Sector Composition[1,3]

Energy	15.6%	Consumer Staples	9.0%

Consumer Discretionary	13.8%	Telecommunication Services	3.1%

Industrials	13.4%	Information Technology	2.2%

Materials	12.4%	Utilities	0.9%

Financials	10.8%	Short-Term Investments & Other	9.5%

Health Care	9.3%

Quality Composition[1,4]

BBB	0.5%	CCC	29.2%

BB	2.6%	Not Rated	16.7%

B	41.5%	Short-Term Investments & Other	9.5%

1 As a percentage of net assets on 9-30-13.

2 Cash and cash equivalents not included.

3 Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Fixed-income investments are subject to interest rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. The issuer or guarantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest or settlement payments. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All are as of 9-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	Core High Yield Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 76.8%			$246,619,748

(Cost $246,115,727)

Consumer Discretionary 8.1%				25,943,302

Auto Components 0.1%

UCI International, Inc.	8.625	02-15-19	250,000	255,000

Diversified Consumer Services 0.4%

Monitronics International, Inc.	9.125	04-01-20	250,000	261,875

Speedy Cash Intermediate Holdings Corp. (S)	10.750	05-15-18	1,000,000	1,052,500

Hotels, Restaurants & Leisure 0.9%

Caesars Entertainment Operating
Company, Inc.	11.250	06-01-17	250,000	253,750

Great Canadian Gaming Corp.	6.625	07-25-22	CAD 2,000,000	1,979,318

Landry’s, Inc. (S)	9.375	05-01-20	485,000	511,675

Marina District Finance Company, Inc.	9.875	08-15-18	100,000	108,500

Household Durables 2.6%

Beazer Homes USA, Inc.	7.250	02-01-23	200,000	192,000

Beazer Homes USA, Inc.	9.125	05-15-19	3,000,000	3,165,000

Norcraft Companies LP	10.500	12-15-15	4,000,000	4,135,000

The Ryland Group, Inc.	5.375	10-01-22	1,000,000	935,000

Media 2.0%

American Media, Inc.	11.500	12-15-17	94,000	97,760

Columbus International, Inc. (S)	11.500	11-20-14	750,000	806,250

Gibson Brands, Inc. (S)	8.875	08-01-18	490,000	497,350

Postmedia Network, Inc.	12.500	07-15-18	2,000,000	2,190,000

Quebecor Media, Inc. (S)	6.625	01-15-23	CAD 3,000,000	2,876,074

Specialty Retail 2.1%

Empire Today LLC (S)	11.375	02-01-17	3,000,000	2,433,750

GRD Holdings III Corp. (S)	10.750	06-01-19	3,000,000	3,180,000

Michaels FinCo Holdings LLC (S)	7.500	08-01-18	1,000,000	1,012,500

Consumer Staples 7.8%				25,103,338

Beverages 0.2%

Pinnacle Operating Corp. (S)	9.000	11-15-20	675,000	691,031

Food Products 3.9%

Alliance Grain Traders, Inc. (S)	9.000	02-14-18	CAD 2,000,000	1,975,632

Del Monte Corp.	7.625	02-15-19	1,250,000	1,296,875

Post Holdings, Inc. (S)	7.375	02-15-22	1,100,000	1,156,375

See notes to financial statements	Semiannual report | Core High Yield Fund	11

		Maturity
	Rate (%)	date	Par value^	Value

Food Products (continued)

Simmons Foods, Inc. (S)	10.500	11-01-17	1,250,000	$1,309,375

Southern States Cooperative, Inc. (S)	10.000	08-15-21	7,000,000	6,790,000

Household Products 3.5%

Harbinger Group, Inc. (S)	7.875	07-15-19	2,830,000	2,929,050

Reynolds Group Issuer, Inc.	9.000	04-15-19	3,000,000	3,150,000

The Sun Products Corp. (S)	7.750	03-15-21	4,000,000	3,680,000

YCC Holdings LLC, PIK	10.250	02-15-16	1,550,000	1,588,750

Tobacco 0.2%

North Atlantic Trading Company, Inc. (S)	11.500	07-15-16	500,000	536,250

Energy 15.6%				50,019,406

Energy Equipment & Services 4.1%

Bristow Group, Inc.	6.250	10-15-22	250,000	260,000

Forbes Energy Services, Ltd.	9.000	06-15-19	3,750,000	3,768,750

Nuverra Environmental Solutions, Inc.	9.875	04-15-18	4,000,000	4,060,000

Permian Holdings, Inc. (S)	10.500	01-15-18	4,770,000	4,650,750

Pioneer Energy Services Corp.	9.875	03-15-18	250,000	270,000

Oil, Gas & Consumable Fuels 11.5%

Arch Coal, Inc.	8.750	08-01-16	2,000,000	2,000,000

Bill Barrett Corp.	7.625	10-01-19	1,000,000	1,020,000

BreitBurn Energy Partners LP	7.875	04-15-22	3,000,000	2,992,500

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,750,000	2,915,000

EPL Oil & Gas, Inc.	8.250	02-15-18	1,500,000	1,582,500

Forest Oil Corp.	7.250	06-15-19	3,000,000	3,000,000

Green Field Energy Services, Inc. (H)(S)	13.000	11-15-16	256,000	230,400

Halcon Resources Corp.	8.875	05-15-21	400,000	410,000

Halcon Resources Corp. (S)	9.250	02-15-22	3,500,000	3,640,000

Legacy Reserves LP (S)	8.000	12-01-20	4,000,000	4,040,000

Midstates Petroleum Company, Inc. (S)	10.750	10-01-20	6,000,000	6,300,000

Penn Virginia Corp.	8.500	05-01-20	550,000	558,250

Rex Energy Corp. (S)	8.875	12-01-20	340,000	357,000

Sidewinder Drilling, Inc. (S)	9.750	11-15-19	2,500,000	2,425,000

Southern Pacific Resource Corp. (S)	8.750	01-25-18	CAD 2,000,000	1,616,426

Stone Energy Corp.	8.625	02-01-17	400,000	423,000

Trilogy Energy Corp. (S)	7.250	12-13-19	CAD 3,500,000	3,499,830

Financials 9.9%				31,671,673

Capital Markets 1.2%

GFI Group, Inc.	10.375	07-19-18	2,000,000	2,005,000

KCG Holdings, Inc. (S)	8.250	06-15-18	2,000,000	1,970,000

Commercial Banks 0.3%

CIT Group, Inc.	5.000	05-15-17	750,000	788,438

Consumer Finance 1.5%

Cash America International, Inc. (S)	5.750	05-15-18	5,000,000	4,850,000

Diversified Financial Services 3.8%

General Electric Capital Corp. (6.250%
to 12-15-22, then 3 month LIBOR +
4.704%) (Q)	6.250	12-15-22	1,500,000	1,515,000

iPayment, Inc.	10.250	05-15-18	5,000,000	3,550,000

12	Core High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Diversified Financial Services (continued)

Milestone Aviation Group LLC (S)	8.625	12-15-17	4,000,000	$4,200,000

MPH Intermediate Holding Company 2, PIK (S)	8.375	08-01-18	670,000	686,331

Reliance Intermediate Holdings LP (S)	9.500	12-15-19	500,000	543,750

TMX Finance LLC (S)	8.500	09-15-18	1,615,000	1,687,675

Real Estate Investment Trusts 0.6%

CNL Lifestyle Properties, Inc.	7.250	04-15-19	750,000	768,750

DuPont Fabros Technology LP (S)	5.875	09-15-21	1,100,000	1,100,000

Real Estate Management & Development 2.5%

Brookfield Residential Properties, Inc. (S)	6.500	12-15-20	1,340,000	1,346,700

Crescent Resources LLC (S)	10.250	08-15-17	3,000,000	3,225,000

Kennedy-Wilson, Inc.	8.750	04-01-19	500,000	540,000

Mattamy Group Corp. (S)	6.500	11-15-20	1,000,000	982,500

Mattamy Group Corp. (S)	6.875	11-15-20	CAD 2,000,000	1,912,529

Health Care 9.0%				28,887,010

Health Care Equipment & Supplies 3.8%

Alere, Inc.	7.250	07-01-18	2,500,000	2,700,000

Apria Healthcare Group, Inc.	12.375	11-01-14	496,000	499,100

Centric Health Corp.	8.625	04-18-18	CAD 10,000,000	8,980,147

Health Care Providers & Services 4.9%

National Mentor Holdings, Inc. (S)	12.500	02-15-18	7,000,000	7,490,000

OnCure Holdings, Inc. (H)	11.750	05-15-17	175,000	84,438

Radiation Therapy Services, Inc.	9.875	04-15-17	150,000	107,250

Radnet Management, Inc.	10.375	04-01-18	2,050,000	2,167,875

Vantage Oncology LLC (S)	9.500	06-15-17	6,000,000	6,045,000

Pharmaceuticals 0.3%

VPII Escrow Corp. (S)	6.750	08-15-18	760,000	813,200

Industrials 9.7%				31,270,826

Aerospace & Defense 0.5%

GenCorp, Inc. (S)	7.125	03-15-21	175,000	183,313

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	1,350,000	1,468,125

Airlines 0.1%

United Continental Holdings, Inc.	6.375	06-01-18	250,000	254,375

Building Products 0.6%

Gibraltar Industries, Inc.	6.250	02-01-21	175,000	176,750

Nortek, Inc.	8.500	04-15-21	1,000,000	1,087,500

Ply Gem Industries, Inc.	9.375	04-15-17	300,000	316,500

Summit Materials LLC	10.500	01-31-20	250,000	263,750

Commercial Services & Supplies 2.5%

Ahern Rentals, Inc. (S)	9.500	06-15-18	650,000	684,125

Casella Waste Systems, Inc.	7.750	02-15-19	2,600,000	2,587,000

EnergySolutions, Inc.	10.750	08-15-18	1,935,000	2,055,938

Garda World Security Corp. (S)	9.750	03-15-17	380,000	402,800

RR Donnelley & Sons Company	8.250	03-15-19	1,250,000	1,387,500

Safway Group Holding LLC (S)	7.000	05-15-18	480,000	487,200

The Sheridan Group, Inc.	12.500	04-15-14	486,312	486,312

See notes to financial statements	Semiannual report | Core High Yield Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Electrical Equipment 0.7%

Artesyn Escrow, Inc. (S)	9.750	10-15-20	2,250,000	$2,261,250

Machinery 0.2%

BC Mountain LLC (S)	7.000	02-01-21	200,000	198,500

Milacron LLC (S)	7.750	02-15-21	460,000	474,950

Professional Services 1.0%

Mustang Merger Corp. (S)	8.500	08-15-21	3,000,000	2,970,000

TransUnion LLC	11.375	06-15-18	250,000	277,813

Road & Rail 0.6%

The Hertz Corp.	5.875	10-15-20	2,000,000	2,060,000

Trading Companies & Distributors 1.6%

HD Supply, Inc. (S)	7.500	07-15-20	5,000,000	5,181,250

Transportation Infrastructure 1.9%

CHC Helicopter SA	9.250	10-15-20	3,000,000	3,195,000

CHC Helicopter SA	9.375	06-01-21	2,825,000	2,810,875

Information Technology 0.3%				890,000

Electronic Equipment, Instruments & Components 0.3%

Kemet Corp.	10.500	05-01-18	1,000,000	890,000

Materials 12.4%				39,731,605

Chemicals 3.0%

Ferro Corp.	7.875	08-15-18	4,000,000	4,200,000

Momentive Performance Materials, Inc.	8.875	10-15-20	2,000,000	2,100,000

Rain CII Carbon LLC (S)	8.250	01-15-21	3,375,000	3,391,875

Construction Materials 0.1%

Weekley Homes LLC (S)	6.000	02-01-23	205,000	196,800

Containers & Packaging 1.2%

Ardagh Packaging Finance PLC (S)	7.000	11-15-20	770,000	739,200

Pretium Packaging LLC	11.500	04-01-16	2,890,000	3,099,525

Metals & Mining 6.9%

AM Castle & Company	12.750	12-15-16	75,000	86,063

Edgen Murray Corp. (S)	8.750	11-01-20	3,000,000	3,045,000

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	2,000,000	1,890,000

First Quantum Minerals, Ltd. (S)	7.250	10-15-19	2,000,000	1,880,000

Hecla Mining Company (S)	6.875	05-01-21	1,800,000	1,701,000

HudBay Minerals, Inc. (S)	9.500	10-01-20	4,000,000	4,010,000

Novelis, Inc.	8.750	12-15-20	100,000	109,750

Optima Specialty Steel, Inc. (S)	12.500	12-15-16	250,000	270,625

Sherritt International Corp.	7.500	09-24-20	CAD 2,250,000	2,075,142

Taseko Mines, Ltd.	7.750	04-15-19	750,000	738,750

Thompson Creek Metals Company, Inc.	9.750	12-01-17	1,000,000	1,085,000

Thompson Creek Metals Company, Inc.	12.500	05-01-19	5,000,000	5,125,000

Paper & Forest Products 1.2%

Mercer International, Inc.	9.500	12-01-17	1,670,000	1,782,725

Tembec Industries, Inc.	11.250	12-15-18	1,476,000	1,605,150

UPM-Kymmene OYJ (S)	7.450	11-26-27	600,000	600,000

14	Core High Yield Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services 3.1%				$10,127,375

Diversified Telecommunication Services 1.6%

Cincinnati Bell, Inc.	8.375	10-15-20	1,000,000	1,057,500

Frontier Communications Corp.	7.125	01-15-23	1,500,000	1,496,250

Frontier Communications Corp.	8.500	04-15-20	1,000,000	1,105,000

Satelites Mexicanos SA de CV	9.500	05-15-17	1,250,000	1,362,500

Wind Acquisition Finance SA (S)	11.750	07-15-17	250,000	265,625

Wireless Telecommunication Services 1.5%

Goodman Networks, Inc. (S)	12.125	07-01-18	3,600,000	3,813,000

Sprint Capital Corp.	6.900	05-01-19	1,000,000	1,027,500

Utilities 0.9%				2,975,213

Gas Utilities 0.1%

LBC Tank Terminals Holding Netherlands BV (S)	6.875	05-15-23	280,000	281,400

Independent Power Producers & Energy Traders 0.8%

Dynegy, Inc. (S)	5.875	06-01-23	585,000	533,813

GenOn Energy, Inc.	7.875	06-15-17	2,000,000	2,160,000

Convertible Bonds 0.4%				$1,434,375

(Cost $1,250,000)

Consumer Discretionary 0.4%				1,434,375

Household Durables 0.4%

M/I Homes, Inc.	3.250	09-15-17	1,250,000	1,434,375

Term Loans (M) 13.3%				$42,663,737

(Cost $42,337,640)

Consumer Discretionary 5.3%				17,095,731

Diversified Consumer Services 0.9%

Orchard Acquisition Company	9.000	02-07-19	2,994,457	3,005,686

Internet & Catalog Retail 0.4%

Orbitz Worldwide, Inc.	4.500	09-25-17	1,300,000	1,306,500

Media 0.8%

ASP NEP	9.500	07-22-20	22,857	23,352

SESAC, Inc.	6.000	02-08-19	1,985,000	1,994,925

SESAC, Inc.	10.000	07-12-19	500,000	510,000

Multiline Retail 0.9%

Collective Brands, Inc.	7.250	10-09-19	2,980,025	2,965,125

Specialty Retail 1.1%

Toys R Us Property Company I LLC	6.000	08-21-19	3,450,000	3,396,811

Textiles, Apparel & Luxury Goods 1.2%

Charlotte Russe Holding, Inc.	6.750	05-21-19	4,000,000	3,893,332

Consumer Staples 1.2%				3,932,675

Food & Staples Retailing 1.2%

Reddy Ice Corp.	6.750	05-01-19	3,482,500	3,447,675

Reddy Ice Corp.	10.750	11-01-19	500,000	485,000

See notes to financial statements	Semiannual report | Core High Yield Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Financials 0.9%				$2,956,172

Capital Markets 0.9%

Knight Capital Group, Inc.	5.750	12-05-17	2,000,000	1,998,750

Walter Investment Management Corp.	5.750	11-28-17	950,000	957,422

Health Care 0.3%				997,488

Health Care Providers & Services 0.3%

Premier Dental	8.250	11-01-18	995,000	997,488

Industrials 3.7%				11,665,838

Airlines 0.8%

Air Canada (T)	TBD	09-20-19	2,675,000	2,668,313

Machinery 1.0%

CPM Holdings, Inc.	10.250	03-01-18	3,000,000	3,007,500

Road & Rail 1.3%

Livingston International, Inc.	5.000	04-16-19	1,995,000	1,985,025

Livingston International, Inc.	9.000	04-20-20	2,000,000	2,005,000

Transportation Infrastructure 0.6%

Riverboat Corporation of Mississippi	10.000	11-29-16	2,000,000	2,000,000

Information Technology 1.9%				6,015,833

Electronic Equipment, Instruments & Components 1.6%

Blue Coat Systems, Inc.	9.500	06-26-20	5,000,000	5,012,500

IT Services 0.3%

Deltek, Inc.	10.000	10-10-19	1,000,000	1,003,333

			Shares	Value

Common Stocks 0.0%				$118,934

(Cost $209,046)

Utilities 0.0%				118,934

Independent Power Producers & Energy Traders 0.0%

Dynegy, Inc. (I)			6,156	118,934

Warrants 0.0%				$7,500

(Cost $17,500)

Green Field Energy Services, Inc. ( Expiration Date: 11-15-21;
Strike Price: $0.01) (I)(S)			250	7,500

16	Core High Yield Fund | Semiannual report	See notes to financial statements

	Par value^	Value

Short-Term Investments 1.3%		$4,021,000

(Cost $4,021,000)

Repurchase Agreement 1.3%		4,021,000
Repurchase Agreement with State Street Corp. dated 9-30-13
at 0.000% to be repurchased at $4,021,000 on 10-1-13,
collateralized by $4,110,000 U.S. Treasury Note, 1.375% due
12-31-18 (valued at $4,104,863, including interest)	4,021,000	4,021,000

Total investments (Cost $293,950,913)† 91.8%		$294,865,294

Other assets and liabilities, net 8.2%		$26,259,561

Total net assets 100.0%		$321,124,855

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $130,519,129 or 40.6% of the fund’s net assets as of 9-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $294,242,195. Net unrealized appreciation aggregated $623,099, of which $6,659,089 related to appreciated investment securities and $6,035,990 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 9-30-13:

United States	80.1%
Canada	16.4%
Ireland	1.5%
Luxembourg	1.0%
Mexico	0.4%
Barbados	0.3%
Finland	0.2%
Netherlands	0.1%

Total	100.0%

See notes to financial statements	Semiannual report | Core High Yield Fund	17

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Total investments, at value (Cost $293,950,913)	$294,865,294
Cash	23,441,577
Foreign currency, at value (Cost $126,821)	126,975
Receivable for investments sold	2,161,071
Receivable for fund shares sold	2,543,935
Receivable for forward foreign currency exchange contracts	58,260
Interest receivable	7,177,123
Receivable due from advisor	509
Other receivables and prepaid expenses	37,617

Total assets	330,412,361

Liabilities

Payable for investments purchased	7,864,500
Payable for fund shares repurchased	1,206,460
Distributions payable	78,191
Payable to affiliates
Accounting and legal services fees	20,574
Transfer agent fees	36,021
Other liabilities and accrued expenses	81,760

Total liabilities	9,287,506

Net assets	321,124,855

Net assets consist of

Paid-in capital	$318,513,383
Undistributed net investment income	52,698
Accumulated net realized gain (loss) on investments and foreign
currency transactions	1,583,188
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	975,586

Net assets	$321,124,855

18	Core High Yield Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($249,007,901 ÷ 23,005,411 shares)[1]	$10.82
Class C ($8,251,247 ÷ 762,552 shares)[1]	$10.82
Class I ($63,865,707 ÷ 5,898,687 shares)	$10.83

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$11.33

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Core High Yield Fund	19

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 9-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$11,057,368

Total investment income	11,057,368

Expenses

Investment management fees	933,083
Distribution and service fees	313,646
Accounting and legal services fees	28,451
Transfer agent fees	208,058
Trustees’ fees	5,189
State registration fees	30,483
Printing and postage	15,173
Professional fees	37,264
Custodian fees	35,796
Registration and filing fees	28,104
Other	5,870

Total expenses	1,641,117
Less expense reductions	(19,816)

Net expenses	1,621,301

Net investment income	9,436,067

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,052,866
Foreign currency transactions	370,547

1,423,413
Change in net unrealized appreciation (depreciation) of
Investments	(6,616,232)
Translation of assets and liabilities in foreign currencies	64,216

(6,552,016)

Net realized and unrealized loss	(5,128,603)

Increase in net assets from operations	$4,307,464

20	Core High Yield Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$9,436,067	$8,062,308
Net realized gain	1,423,413	325,206
Change in net unrealized appreciation (depreciation)	(6,552,016)	6,913,390

Increase in net assets resulting from operations	4,307,464	15,300,904

Distributions to shareholders
From net investment income
Class A	(7,654,746)	(6,743,134)
Class C	(126,344)	(62)
Class I	(1,743,241)	(1,346,182)
From net realized gain
Class A	—	(143,623)
Class I	—	(29,611)

Total distributions	(9,524,331)	(8,262,612)

From Fund share transactions	78,115,011	225,072,159

Total increase	72,898,144	232,110,451

Net assets

Beginning of period	248,226,711	16,116,260

End of period	$321,124,855	$248,226,711

Undistributed net investment income	$52,698	$140,962

See notes to financial statements	Semiannual report | Core High Yield Fund	21

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$11.02	$10.52	$11.35	$11.59	$10.00
Net investment income[3]	0.35	0.74	1.07	1.16	0.99
Net realized and unrealized gain (loss) on investments	(0.19)	0.53	(0.25)	0.92	2.21
Total from investment operations	0.16	1.27	0.82	2.08	3.20
Less distributions
From net investment income	(0.36)	(0.76)	(1.04)	(1.20)	(0.98)
From net realized gain	—	(0.01)	(0.61)	(1.12)	(0.63)
Total distributions	(0.36)	(0.77)	(1.65)	(2.32)	(1.61)
Net asset value, end of period	$10.82	$11.02	$10.52	$11.35	$11.59
Total return (%)[4,5]	1.48[6]	12.59	8.12	19.34	33.75[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$249	$208	$16	$17	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[7]	1.30	1.68	1.55	1.36[7]
Expenses net of fee waivers	1.16[7]	1.18	1.24	1.21	1.13[7]
Net investment income	6.42[7]	6.83	9.82	9.99	9.82[7]
Portfolio turnover (%)	12	15	64	207	389

1 Six months ended 9-30-13. Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

22	Core High Yield Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	9-30-13[1]	3-31-13[2]

Per share operating performance

Net asset value, beginning of period	$11.02	$11.01
Net investment income[3]	0.31	0.01
Net realized and unrealized gain (loss) on investments	(0.20)	—[4]
Total from investment operations	0.11	0.01
Less distributions
From net investment income	(0.31)	—
Total distributions	(0.31)	—
Net asset value, end of period	$10.82	$11.02
Total return (%)[5,6]	1.05[7]	0.09[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$8	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39[9]	16.98[9]
Expenses net of fee waivers	1.93[9]	1.93[9]
Net investment income	5.66[9]	5.54[9]
Portfolio turnover (%)	12	15[10]

1 Six months ended 9-30-13. Unaudited.
2 Period from 3-27-13 (inception date) to 3-31-13.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 4-1-12 to 3-31-13.

CLASS I SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$11.02	$10.52	$11.36	$11.59	$10.00
Net investment income[3]	0.37	0.77	1.10	1.21	1.02
Net realized and unrealized gain (loss) on investments	(0.18)	0.53	(0.26)	0.92	2.20
Total from investment operations	0.19	1.30	0.84	2.13	3.22
Less distributions
From net investment income	(0.38)	(0.79)	(1.07)	(1.24)	(1.00)
From net realized gain	—	(0.01)	(0.61)	(1.12)	(0.63)
Total distributions	(0.38)	(0.80)	(1.68)	(2.36)	(1.63)
Net asset value, end of period	$10.83	$11.02	$10.52	$11.36	$11.59
Total return (%)[4]	1.72[5]	12.90	8.39	19.87	34.08[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$64	$40	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[7]	1.07	4.23	1.35	3.52[7]
Expenses net of fee waivers	0.87[7]	0.87	0.90	0.85	0.85[7]
Net investment income	6.74[7]	7.06	10.17	10.35	10.10[7]
Portfolio turnover (%)	12	15	64	207	389

1 Six months ended 9-30-13. Unaudited.
2 Period from 4-30-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Core High Yield Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Core High Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return, consisting of a high level of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

24	Core High Yield Fund | Semiannual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds
Consumer Discretionary	$25,943,302	—	$25,943,302	—
Consumer Staples	25,103,338	—	25,103,338	—
Energy	50,019,406	—	50,019,406	—
Financials	31,671,673	—	31,671,673	—
Health Care	28,887,010	—	28,887,010	—
Industrials	31,270,826	—	31,270,826	—
Information Technology	890,000	—	890,000	—
Materials	39,731,605	—	39,731,605	—
Telecommunication
Services	10,127,375	—	10,127,375	—
Utilities	2,975,213	—	2,975,213	—
Convertible Bonds
Consumer Discretionary	1,434,375	—	1,434,375	—
Term Loans
Consumer Discretionary	17,095,731	—	17,095,731	—
Consumer Staples	3,932,675	—	3,932,675	—
Financials	2,956,172	—	2,956,172	—
Health Care	997,488	—	997,488	—
Industrials	11,665,838	—	11,665,838	—
Information Technology	6,015,833	—	6,015,833	—
Common Stocks
Utilities	118,934	$118,934	—	—
Warrants	7,500	—	7,500	—
Short-Term Investments	4,021,000	—	4,021,000	—

Total Investments in
Securities	$294,865,294	$118,934	$294,746,360	—
Other Financial
Instruments
Forward Foreign Currency
Contracts	$58,260	—	$58,260	—

Semiannual report | Core High Yield Fund	25

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

26	Core High Yield Fund | Semiannual report

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $381. For the six months ended September 30, 2013 the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for all classes, are calculated daily at the class level based on the net asset value of each class and the specific expenses to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are paid annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying

Semiannual report | Core High Yield Fund	27

instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended September 30, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund. During the six months ended September 30, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $15.6 million as measured at each quarter end. The following table summarizes the contracts held at September 30, 2013.

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	15,567,231	CAD	16,000,000	State Street Bank	12-4-13	$58,260	—	$58,260
and Trust Company

28	Core High Yield Fund | Semiannual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at September 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable-payable	Forward foreign	$58,260	—
contracts	for forward foreign	currency contracts
currency contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2013:

		FOREIGN
	STATEMENT OF	CURRENCY
RISK	OPERATIONS LOCATION	TRANSACTIONS*

Foreign exchange	Net realized gain (loss)	$477,955
contracts

* Realized gain-loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended September 30, 2013:

TRANSLATION OF ASSETS
	STATEMENT OF	AND LIABILITIES IN
RISK	OPERATIONS LOCATION	FOREIGN CURRENCIES*

Foreign exchange	Change in unrealized	$58,260
contracts	appreciation (depreciation)

* Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.650% of the first $250,000,000 of the fund’s average daily net assets; (b) 0.625% of the next $250,000,000 of the fund’s average daily net assets; (c) 0.600% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.550% of the next $1,500,000,000 of the fund’s average

Semiannual report | Core High Yield Fund	29

daily net assets; and (e) 0.525% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.18% for Class A shares, 1.93% for Class C shares and 0.87% for Class I shares. The fee waivers and/or reimbursements will continue in effect until June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $4,325, $10,040, and $5,451, for Class A, Class C, and Class I shares, respectively, for the six months ended September 30, 2013.

The investment management fees incurred for the six months ended September 30, 2013, were equivalent to a net annual effective rate of 0.63% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to an annual rate of 0.30% and 1.00% of average daily net assets for distribution and service fees of Class A and Class C shares, respectively. Currently only 0.25% is charged to Class A shares for distribution and service fees.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $843,612 for the six months ended September 30, 2013. Of this amount, $103,320 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $722,012 was paid as sales commissions to broker-dealers and $18,280 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

30	Core High Yield Fund | Semiannual report

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, CDSCs received by the Distributor amounted to $19,761 for Class A shares. The fund did not pay CDSCs for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION AND	TRANSFER	PRINTING AND	STATE
CLASS	SERVICE FEES	AGENT FEES	POSTAGE	REGISTRATION FEES

Class A	$291,824	$178,393	$12,290	$11,633
Class C	21,822	3,308	655	10,226
Class I	—	26,357	2,228	8,624
Total	$313,646	$208,058	$15,173	$30,483

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

BORROWER OR	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$14,382,318	4	0.45%	$723

Semiannual report | Core High Yield Fund	31

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	9,950,787	$108,747,135	20,038,776	$214,735,204
Distributions reinvested	665,170	7,240,836	547,564	5,933,105
Repurchased	(6,509,710)	(70,915,942)	(3,207,284)	(34,338,658)

Net increase	4,106,247	$45,072,029	17,379,056	$186,329,651

Class C shares

Sold	784,992	$8,588,396	9,083	$100,000
Distributions reinvested	11,003	119,180	—	—
Repurchased	(42,526)	(460,252)	—	—

Net increase	753,469	$8,247,324	9,083	$100,000

Class I shares

Sold	3,117,375	$34,018,214	4,193,044	$44,904,753
Distributions reinvested	159,964	1,740,259	126,950	1,375,050
Repurchased	(1,004,386)	(10,962,815)	(706,242)	(7,637,295)

Net increase	2,272,953	$24,795,658	3,613,752	$38,642,508

Total net increase	7,132,669	$78,115,011	21,001,891	$225,072,159

Affiliates of the fund owned 1% of shares of beneficial interest of Class C on September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $107,540,087 and $30,823,688, respectively, for the six months ended September 30, 2013.

32	Core High Yield Fund | Semiannual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (the Subadvisor) for John Hancock Core High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and

Semiannual report | Core High Yield Fund	33

each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

34	Core High Yield Fund | Semiannual report

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period and outperformed the index for the three-year period ended December 31, 2012. The Board also noted that the fund had outperformed its peer group average for the one- and three-year periods ended December 31, 2012.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are lower than the peer group medians. The Board also noted that the fund has a contractual fee waiver and/or expense reimbursement which reduces certain expenses of the fund.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

Semiannual report | Core High Yield Fund	35

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

36	Core High Yield Fund | Semiannual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Semiannual report | Core High Yield Fund	37

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38	Core High Yield Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management
Peter S. Burgess*	a division of Manulife Asset Management
William H. Cunningham	(North America) Limited
Grace K. Fey
Theron S. Hoffman*	Principal distributor
Deborah C. Jackson	John Hancock Funds, LLC
Hassell H. McClellan
Gregory A. Russo	Custodian
Warren A. Thomson†	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Core High Yield Fund	39

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Core High Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	346SA 9/13
MF160075	11/13

John Hancock INVESTMENTS

John Hancock
Small Company Fund

Semiannual Report
9.30.13

A look at performance

Total returns for the period ended September 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	20.72	8.90	8.89	4.73	20.72	53.12	134.47

Class I1,2	27.49	10.39	9.85	10.40	27.49	63.92	155.82

Class R1[1,2]	26.66	9.60	9.02	10.05	26.66	58.17	137.10

Class R2[1,2]	26.94	8.84	8.05	10.16	26.94	52.71	116.93

Class R3[1,2]	26.74	9.71	9.12	10.07	26.74	58.90	139.39

Class R4[1,2]	27.32	10.07	9.46	10.30	27.32	61.53	147.00

Class R5[1,2]	27.55	10.36	9.78	10.40	27.55	63.73	154.14

Class R6[1,2]	27.62	10.46	9.89	10.48	27.62	64.43	156.74

Class ADV[1,2]	27.26	10.05	9.36	10.30	27.26	61.38	144.70

Index†	30.06	11.15	9.64	13.61	30.06	69.68	151.03

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class ADV
Net (%)	1.50	1.14	1.80	1.55	1.70	1.30	1.10	1.04	1.34
Gross (%)	1.54	1.18	4.45	20.47	5.15	18.86	7.81	18.63	4.91

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on 6-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 2000 Index.

See the following page for footnotes.

6	Small Company Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	9-30-03	$25,582	$25,582	$25,103

Class R1[2]	9-30-03	23,710	23,710	25,103

Class R2[2]	9-30-03	21,693	21,693	25,103

Class R3[2]	9-30-03	23,939	23,939	25,103

Class R4[2]	9-30-03	24,700	24,700	25,103

Class R5[2]	9-30-03	25,414	25,414	25,103

Class R6[2]	9-30-03	25,674	25,674	25,103

Class ADV[2]	9-30-03	24,470	24,470	25,103

Russell 2000 Index is an index that measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of total market capitalization of the Russell 3000 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 On 12-11-09, through a reorganization, the fund acquired all of the assets of the FMA Small Company Portfolio (the predecessor fund). On that date, the predecessor fund offered its investor share class in exchange for Class A shares and the institutional share class in exchange for Class I shares. Class A, Class I and Class ADV shares were first offered on 12-14-09. The returns of Class A and Class ADV shares prior to this date are those of the predecessor fund’s investor shares that have been recalculated to apply the gross fees and expenses of Class A and Class ADV shares, as applicable. The predecessor fund’s institutional share class returns have been recalculated to reflect the gross fees and expenses of Class I shares. The returns of Class I shares prior to 5-1-08 are those of the predecessor fund’s investor shares that have been recalculated to apply the gross fees and expenses of Class I shares. Class R1, Class R3, Class R4, and Class R5 shares were first offered on 4-30-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5, Class R6, and Class R2 shares, as applicable.

2 For certain types of investors, as described in the fund’s prospectuses.

Semiannual report | Small Company Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,102.49	$7.80

Class I	1,000.00	1,104.03	6.01

Class R1	1,000.00	1,100.54	9.48

Class R2	1,000.00	1,101.61	8.17

Class R3	1,000.00	1,100.67	8.95

Class R4	1,000.00	1,103.02	6.85

Class R5	1,000.00	1,104.03	5.80

Class R6	1,000.00	1,104.77	5.49

Class ADV	1,000.00	1,103.02	7.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Small Company Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,017.60	$7.49

Class I	1,000.00	1,019.40	5.77

Class R1	1,000.00	1,016.00	9.10

Class R2	1,000.00	1,017.30	7.84

Class R3	1,000.00	1,016.50	8.59

Class R4	1,000.00	1,018.60	6.58

Class R5	1,000.00	1,019.60	5.57

Class R6	1,000.00	1,019.90	5.27

Class ADV	1,000.00	1,018.40	6.78

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.48%, 1.14%, 1.80%, 1.55%, 1.70%, 1.30%, 1.10%, 1.04%, and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Small Company Fund	9

Portfolio summary

Top 10 Holdings (14.9% of Net Assets on 9-30-13)[1,2]

DuPont Fabros Technology, Inc.	1.6%	Endurance Specialty Holdings, Ltd.	1.5%

Brandywine Realty Trust	1.5%	ALLETE, Inc.	1.5%

DiamondRock Hospitality Company	1.5%	Curtiss-Wright Corp.	1.5%

UIL Holdings Corp.	1.5%	The Hanover Insurance Group, Inc.	1.4%

Medical Properties Trust, Inc.	1.5%	Webster Financial Corp.	1.4%

Sector Composition[1,3]

Financials	27.7%	Energy	5.1%

Information Technology	17.7%	Materials	4.8%

Industrials	16.0%	Utilities	3.0%

Consumer Discretionary	12.9%	Consumer Staples	2.1%

Health Care	7.2%	Short-Term Investments & Other	3.5%

1 As a percentage of net assets on 9-30-13.

2 Excludes cash and cash equivalents.

3 The prices of small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Frequently trading securities may increase transaction costs (thus lowering performance) and taxable distributions. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

10	Small Company Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

	Shares	Value
Common Stocks 95.2%		$180,608,139

(Cost $149,173,308)

Consumer Discretionary 12.9%		24,394,168

Auto Components 2.1%

Drew Industries, Inc.	33,850	1,541,525

Tenneco, Inc. (I)	47,960	2,421,980

Distributors 1.3%

Pool Corp.	43,050	2,416,397

Hotels, Restaurants & Leisure 2.1%

AFC Enterprises, Inc. (I)	48,800	2,127,192

Vail Resorts, Inc.	27,230	1,889,217

Household Durables 0.5%

Meritage Homes Corp. (I)	23,050	989,998

Leisure Equipment & Products 1.1%

Arctic Cat, Inc.	35,530	2,026,987

Media 1.3%

Meredith Corp.	51,500	2,452,430

Specialty Retail 0.9%

Pier 1 Imports, Inc.	90,750	1,771,440

Textiles, Apparel & Luxury Goods 3.6%

Movado Group, Inc.	55,780	2,440,375

Oxford Industries, Inc.	35,950	2,443,881

Steven Madden, Ltd. (I)	34,790	1,872,746

Consumer Staples 2.1%		3,941,924

Food Products 1.0%

Snyders-Lance, Inc.	68,210	1,967,859

Personal Products 1.1%

Prestige Brands Holdings, Inc. (I)	65,540	1,974,065

Energy 5.1%		9,710,927

Energy Equipment & Services 3.2%

Forum Energy Technologies, Inc. (I)	68,830	1,859,098

Gulfmark Offshore, Inc., Class A	42,930	2,184,708

Helix Energy Solutions Group, Inc. (I)	83,782	2,125,549

Oil, Gas & Consumable Fuels 1.9%

Halcon Resources Corp. (I)	279,070	1,236,280

Rosetta Resources, Inc. (I)	42,330	2,305,292

See notes to financial statements	Semiannual report | Small Company Fund	11

	Shares	Value
Financials 26.4%		$50,161,392

Capital Markets 1.0%

Evercore Partners, Inc., Class A	40,230	1,980,523

Commercial Banks 9.6%

Bank of the Ozarks, Inc.	38,430	1,844,256

BBCN Bancorp, Inc.	73,430	1,010,397

Capital Bank Financial Corp., Class A (I)	42,580	934,631

Columbia Banking System, Inc.	96,760	2,389,972

Fulton Financial Corp.	183,700	2,145,616

Iberiabank Corp.	48,540	2,517,770

Susquehanna Bancshares, Inc.	199,870	2,508,369

Texas Capital Bancshares, Inc. (I)	47,162	2,168,037

Webster Financial Corp.	104,840	2,676,565

Insurance 4.1%

Amtrust Financial Services, Inc.	59,213	2,312,860

Endurance Specialty Holdings, Ltd.	53,190	2,857,367

The Hanover Insurance Group, Inc.	49,060	2,713,999

Real Estate Investment Trusts 10.7%

Associated Estates Realty Corp.	125,180	1,866,434

Brandywine Realty Trust	222,370	2,930,837

Colonial Properties Trust	79,960	1,798,300

DiamondRock Hospitality Company	274,460	2,928,488

DuPont Fabros Technology, Inc.	119,850	3,088,535

Glimcher Realty Trust	221,090	2,155,628

Medical Properties Trust, Inc.	235,020	2,860,193

Sun Communities, Inc.	61,740	2,631,359

Thrifts & Mortgage Finance 1.0%

Capitol Federal Financial, Inc.	148,130	1,841,256

Health Care 7.2%		13,669,625

Health Care Equipment & Supplies 2.4%

Analogic Corp.	26,530	2,192,439

Masimo Corp.	88,950	2,369,628

Health Care Providers & Services 2.4%

Amsurg Corp. (I)	56,259	2,233,482

Team Health Holdings, Inc. (I)	61,920	2,349,245

Life Sciences Tools & Services 1.2%

Charles River Laboratories International, Inc. (I)	48,000	2,220,480

Pharmaceuticals 1.2%

Akorn, Inc. (I)	117,091	2,304,351

Industrials 16.0%		30,370,760

Aerospace & Defense 4.2%

Curtiss-Wright Corp.	59,590	2,798,346

Esterline Technologies Corp. (I)	33,160	2,649,152

Orbital Sciences Corp. (I)	115,300	2,442,054

Building Products 0.6%

Trex Company, Inc. (I)	21,780	1,078,763

12	Small Company Fund | Semiannual report	See notes to financial statements

	Shares	Value
Construction & Engineering 1.3%

MasTec, Inc. (I)	84,750	$2,567,925

Electrical Equipment 0.2%

EnerSys, Inc.	6,750	409,253

Machinery 5.1%

Actuant Corp., Class A	54,180	2,104,351

Chart Industries, Inc. (I)	15,310	1,883,742

CIRCOR International, Inc.	33,840	2,104,171

The Manitowoc Company, Inc.	93,920	1,838,954

Woodward, Inc.	44,924	1,834,247

Professional Services 1.3%

On Assignment, Inc. (I)	74,650	2,463,450

Road & Rail 1.2%

Con-way, Inc.	52,050	2,242,835

Trading Companies & Distributors 2.1%

Beacon Roofing Supply, Inc. (I)	52,250	1,926,458

H&E Equipment Services, Inc.	76,320	2,027,059

Information Technology 17.7%		33,577,837

Computers & Peripherals 1.0%

Electronics for Imaging, Inc. (I)	62,210	1,970,813

Electronic Equipment, Instruments & Components 4.9%

Belden, Inc.	40,160	2,572,248

Cognex Corp.	68,540	2,149,414

InvenSense, Inc. (I)	126,750	2,233,335

OSI Systems, Inc. (I)	32,440	2,415,807

IT Services 2.6%

Cardtronics, Inc. (I)	60,970	2,261,987

EPAM Systems, Inc. (I)	74,870	2,583,015

Semiconductors & Semiconductor Equipment 3.3%

Entegris, Inc. (I)	213,880	2,170,882

Fairchild Semiconductor International, Inc. (I)	144,680	2,009,605

Silicon Laboratories, Inc. (I)	46,040	1,966,368

Software 5.9%

ACI Worldwide, Inc. (I)	45,250	2,446,215

BroadSoft, Inc. (I)	55,680	2,006,150

Manhattan Associates, Inc. (I)	20,390	1,946,226

Mentor Graphics Corp.	108,460	2,534,710

Verint Systems, Inc. (I)	62,360	2,311,062

Materials 4.8%		9,108,288

Chemicals 4.8%

Flotek Industries, Inc. (I)	81,850	1,882,550

H.B. Fuller Company	49,280	2,226,963

Minerals Technologies, Inc.	50,070	2,471,956

PolyOne Corp.	82,280	2,526,819

See notes to financial statements	Semiannual report | Small Company Fund	13

		Shares	Value
Utilities 3.0%			$5,673,218

Electric Utilities 3.0%

ALLETE, Inc.		58,070	2,804,781

UIL Holdings Corp.		77,150	2,868,437

Exchange-Traded Funds 1.3%			$2,485,890

(Cost $1,961,361)

Financials 1.3%			2,485,890

iShares Russell Microcap Index Fund		36,370	2,485,890

	Yield (%)	Shares	Value
Short-Term Investments 3.4%			$6,362,419

(Cost $6,362,419)

Money Market Funds 3.4%			6,362,419

State Street Institutional Liquid Reserves Fund	0.0640 (Y)	6,362,419	6,362,419

Total investments (Cost $157,497,088)† 99.9%			$189,456,448

Other assets and liabilities, net 0.1%			$253,447

Total net assets 100.0%			$189,709,895

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 9-30-13.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $158,846,111. Net unrealized appreciation aggregated $30,610,337, of which $32,523,381 related to appreciated investment securities and $1,913,044 related to depreciated investment securities.

14	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $157,497,088)	$189,456,448
Receivable for investments sold	550,829
Receivable for fund shares sold	243,779
Dividends and interest receivable	211,266
Receivable due from advisor	358
Other receivables and prepaid expenses	80,214

Total assets	190,542,894

Liabilities

Payable for investments purchased	481,967
Payable for fund shares repurchased	258,623
Payable to affiliates
Accounting and legal services fees	9,553
Transfer agent fees	20,647
Distribution and service fees	459
Trustees’ fees	12,112
Other liabilities and accrued expenses	49,638

Total liabilities	832,999

Net assets	$189,709,895

Net assets consist of

Paid-in capital	$160,352,754
Accumulated net investment loss	(224,312)
Accumulated net realized gain (loss) on investments	(2,377,907)
Net unrealized appreciation (depreciation) on investments	31,959,360

Net assets	$189,709,895

See notes to financial statements	Semiannual report | Small Company Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($140,201,099 ÷ 5,277,650 shares)[1]	$26.57
Class I ($46,830,853 ÷ 1,744,223 shares)	$26.85
Class R1 ($1,224,594 ÷ 46,620 shares)	$26.27
Class R2 ($282,347 ÷ 10,585 shares)	$26.67
Class R3 ($124,960 ÷ 4,742 shares)	$26.35
Class R4 ($80,613 ÷ 3,024 shares)	$26.66
Class R5 ($290,173 ÷ 10,806 shares)	$26.85
Class R6 ($148,472 ÷ 5,522 shares)	$26.89
Class ADV ($526,784 ÷ 19,762 shares)	$26.66

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$27.97

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Small Company Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,025,530
Interest	2,630

Total investment income	1,028,160

Expenses

Investment management fees	805,548
Distribution and service fees	197,861
Accounting and legal services fees	18,555
Transfer agent fees	123,398
Trustees’ fees	3,961
State registration fees	65,251
Printing and postage	13,575
Professional fees	25,122
Custodian fees	10,168
Registration and filing fees	27,305
Other	5,749

Total expenses	1,296,493
Less expense reductions	(52,291)

Net expenses	1,244,202

Net investment loss	(216,042)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	13,638,799
13,638,799
Change in net unrealized appreciation (depreciation) of
Investments	4,327,211
4,327,211
Net realized and unrealized gain	17,966,010

Increase in net assets from operations	$17,749,968

See notes to financial statements	Semiannual report | Small Company Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13
Increase (decrease) in net assets

From operations
Net investment loss	($216,042)	($404,857)
Net realized gain	13,638,799	19,083,415
Change in net unrealized appreciation (depreciation)	4,327,211	3,577,682

Increase in net assets resulting from operations	17,749,968	22,256,240

From Fund share transactions	380,950	(49,470,021)

Total increase (decrease)	18,130,918	(27,213,781)

Net assets

Beginning of period	171,578,977	198,792,758

End of period	$189,709,895	$171,578,977

Accumulated net investment loss	($224,312)	($8,270)

18	Small Company Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES

Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2,3]	10-31-09	10-31-08[4]
Per share operating performance

Net asset value, beginning
of period	$24.10	$20.86	$21.44	$17.82	$14.68	$13.83	$22.55
Net investment income (loss)[5]	(0.04)	(0.07)	(0.01)	(0.03)	(0.02)	—[6]	0.05
Net realized and unrealized gain
(loss) on investments	2.51	3.31	(0.57)	3.62	3.18	0.87	(6.01)
Total from
investment operations	2.47	3.24	(0.58)	3.59	3.16	0.87	(5.96)
Less distributions
From net investment income	—	—	—	—	(0.02)	(0.02)	(0.01)
From net realized gain	—	—	—	—	—	—	(2.75)
Total distributions	—	—	—	—	(0.02)	(0.02)	(2.76)
Non-recurring reimbursement	—	—	—	0.03[7]	—	—	—
Net asset value, end of period	$26.57	$24.10	$20.86	$21.44	$17.82	$14.68	$13.83
Total return (%)[8,9]	10.25[10]	15.53	(2.71)	20.31	21.51[10]	6.34	(29.67)

Ratios and supplemental data

Net assets, end of period
(in millions)	$140	$120	$129	$88	$92	$87	$104
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.49[11]	1.54	1.54	1.49	1.66[11]	1.42	1.37
Expenses net of fee waivers	1.48[11]	1.50	1.44	1.34	1.39[11]	1.39	1.31
Net investment income (loss)	(0.33)[11]	(0.36)	(0.07)	(0.17)	(0.23)[11]	(0.01)	0.27
Portfolio turnover (%)	42	97	133	159	42[12]	155	177

1 Six months ended 9-30-13. Unaudited.
2 For the five month period ended 3-31-10. The fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Investor Shares of the former FMA Small Company Portfolio (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Small
Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Investor Shares of the predecessor fund was redesignated as that of John Hancock Small Company Fund
Class A.
4 Prior to 5-1-08, Investor Shares were offered as Institutional Shares.
5 Based on the average daily shares outstanding.
6 Less than $0.005 per share.
7 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
8 Does not reflect the effect of sales charges, if any.
9 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
10 Not annualized.
11 Annualized.
12 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

See notes to financial statements	Semiannual report | Small Company Fund	19

CLASS I SHARES

Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2,3]	10-31-09	10-31-08[4]
Per share operating performance

Net asset value, beginning
of period	$24.32	$20.96	$21.51	$17.84	$14.71	$13.84	$17.99
Net investment income[5]	—[6]	—[6]	0.07	0.02	—[6]	0.03	0.04
Net realized and unrealized gain
(loss) on investments	2.53	3.36	(0.58)	3.62	3.18	0.87	(4.17)
Total from
investment operations	2.53	3.36	(0.51)	3.64	3.18	0.90	(4.13)
Less distributions
From net investment income	—	—	(0.04)	—	(0.05)	(0.03)	(0.02)
Non-recurring reimbursement	—	—	—	0.03[7]	—	—	—
Net asset value, end of period	$26.85	$24.32	$20.96	$21.51	$17.84	$14.71	$13.84
Total return (%)[8]	10.40[9]	16.03	(2.34)	20.57	21.67[9]	6.56	(22.95)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$47	$49	$69	$67	$36	$23	$27
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.15[10]	1.18	1.16	1.12	1.18[10]	1.17	1.18[10]
Expenses net of fee waivers	1.14[10]	1.11	1.04	1.11	1.14[10]	1.14	1.08[10]
Net investment income	—[10,11]	0.02	0.34	0.09	0.01[10]	0.24	0.55[10]
Portfolio turnover (%)	42	97	133	159	42[12]	155	177

1 Six months ended 9-30-13. Unaudited.
2 For the five month period ended 3-31-10. The fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 12-11-09, holders of Institutional Shares of the former FMA Small Company Portfolio
(the predecessor fund) became owners of an equal number of full and fractional Class I shares of John Hancock
Small Company Fund. These shares were first offered on 12-14-09. Additionally, the accounting and performance history of the Institutional Shares of the predecessor fund was redesignated as that of John Hancock Small Company
Fund Class I.
4 Commencement of operations 5-2-08.
5 Based on the average daily shares outstanding.
6 Less than $0.005 per share.
7 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
8 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
9 Not annualized.
10 Annualized.
11 Less than 0.005%.
12 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

20	Small Company Fund | Semiannual report	See notes to financial statements

CLASS R1 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$23.87	$20.71	$21.37	$19.38
Net investment loss[3]	(0.08)	(0.13)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	2.48	3.29	(0.58)	2.03
Total from investment operations	2.40	3.16	(0.66)	1.96
Non-recurring reimbursement	—	—	—	0.03[4]
Net asset value, end of period	$26.27	$23.87	$20.71	$21.37
Total return (%)[5]	10.05[6]	15.26	(3.09)	10.27[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.89[8]	4.37	13.34	7.22[8]
Expenses net of fee waivers	1.80[8]	1.80	1.80	1.80[8]
Net investment loss	(0.67)[8]	(0.60)	(0.40)	(0.42)[8]
Portfolio turnover (%)	42	97	133	159

1 Six months ended 9-30-13. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R2 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$24.21	$20.96	$20.56
Net investment income (loss)[3]	(0.05)	(0.08)	0.02
Net realized and unrealized gain on investments	2.51	3.33	0.38
Total from investment operations	2.46	3.25	0.40
Net asset value, end of period	$26.67	$24.21	$20.96
Total return (%)[4]	10.16[5]	15.51	1.95[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.60[7]	20.22	16.31[7]
Expenses net of fee waivers	1.55[7]	1.55	1.55[7]
Net investment income (loss)	(0.35)[7]	(0.39)	1.31[7]
Portfolio turnover (%)	42	97	133[8]

1 Six months ended 9-30-13. Unaudited.
2 Period from 3-1-12 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Semiannual report | Small Company Fund	21

CLASS R3 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$23.94	$20.76	$21.39	$19.38
Net investment loss[3]	(0.08)	(0.12)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	2.49	3.30	(0.57)	2.08
Total from investment operations	2.41	3.18	(0.63)	1.98
Non-recurring reimbursement	—	—	—	0.03[4]
Net asset value, end of period	$26.35	$23.94	$20.76	$21.39
Total return (%)[5]	10.07[6]	15.32	(2.95)	10.37[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.13[8]	5.15	4.65	3.00[8]
Expenses net of fee waivers	1.70[8]	1.70	1.70	1.70[8]
Net investment loss	(0.64)[8]	(0.56)	(0.32)	(0.52)[8]
Portfolio turnover (%)	42	97	133	159

1 Six months ended 9-30-13. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R4 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$24.17	$20.87	$21.44	$19.38
Net investment loss[3]	(0.02)	(0.03)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	2.51	3.33	(0.56)	2.06
Total from investment operations	2.49	3.30	(0.57)	2.03
Non-recurring reimbursement	—	—	—	0.03[4]
Net asset value, end of period	$26.66	$24.17	$20.87	$21.44
Total return (%)[5]	10.30[6]	15.81	(2.66)	10.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.94[8]	18.82	28.72	7.40[8]
Expenses net of fee waivers	1.30[8]	1.31	1.40	1.40[8]
Net investment loss	(0.15)[8]	(0.17)	(0.03)	(0.16)[8]
Portfolio turnover (%)	42	97	133	159

1 Six months ended 9-30-13. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

22	Small Company Fund | Semiannual report	See notes to financial statements

CLASS R5 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$24.32	$20.96	$21.50	$19.38
Net investment income[3]	0.01	0.01	0.05	0.01
Net realized and unrealized gain (loss) on investments	2.52	3.35	(0.56)	2.08
Total from investment operations	2.53	3.36	(0.51)	2.09
Less distributions
From net investment income	—	—	(0.03)	—
Non-recurring reimbursement	—	—	—	0.03[4]
Net asset value, end of period	$26.85	$24.32	$20.96	$21.50
Total return (%)[5]	10.40[6]	16.03	(2.34)	10.94[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.21[8]	7.78	8.75	3.66[8]
Expenses net of fee waivers	1.10[8]	1.10	1.10	1.10[8]
Net investment income	0.05[8]	0.05	0.28	0.05[8]
Portfolio turnover (%)	42	97	133	159

1 Six months ended 09-30-13. Unaudited.
2 Period from 4-30-10 (inception date) to 3-31-11.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R6 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$24.34	$20.97	$18.69
Net investment income[3]	0.01	0.02	0.06
Net realized and unrealized gain on investments	2.54	3.35	2.26
Total from investment operations	2.55	3.37	2.32
Less distributions
From net investment income	—	—	(0.04)
Net asset value, end of period	$26.89	$24.34	$20.97
Total return (%)[4]	10.48[5]	16.07	12.45[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.79[7]	18.63	15.46[7]
Expenses net of fee waivers	1.04[7]	1.04	1.04[7]
Net investment income	0.11[7]	0.11	0.55[7]
Portfolio turnover (%)	42	97	133[8]

1 Six months ended 9-30-13. Unaudited.
2 Period from 9-1-11 (inception date) to 3-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Semiannual report | Small Company Fund	23

CLASS ADV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11	3-31-10[2]

Per share operating performance

Net asset value, beginning of period	$24.17	$20.88	$21.44	$17.82	$15.71
Net investment income (loss)[3]	(0.02)	(0.04)	0.01	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.51	3.33	(0.57)	3.60	2.12
Total from investment operations	2.49	3.29	(0.56)	3.59	2.11
Non-recurring reimbursement	—	—	—	0.03[4]	—
Net asset value, end of period	$26.66	$24.17	$20.88	$21.44	$17.82
Total return (%)[5]	10.30[6]	15.76	(2.61)	20.31	13.43[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	$1	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.37[8]	4.91	4.34	4.99	2.76[8]
Expenses net of fee waivers	1.34[8]	1.34	1.34	1.34	1.33[8]
Net investment income (loss)	(0.19)[8]	(0.20)	0.03	(0.07)	(0.17)[8]
Portfolio turnover (%)	42	97	133	159	42[9]

1 Six months ended 9-30-13. Unaudited.
2 Period from 12-14-09 (inception date) to 3-31-10.
3 Based on the average daily shares outstanding.
4 Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P.,
Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to $0.03 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Portfolio turnover is shown for the period from 11-1-09 to 3-31-10.

24	Small Company Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Small Company Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum long-term total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares as available to investors who acquired Class A as a result of the reorganization of the FMA Small Company Portfolio into the fund and are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage, and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

Semiannual report | Small Company Fund	25

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $307. For the six months ended September 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

26	Small Company Fund | Semiannual report

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the fund had a capital loss carryforward of $14,667,683 available to offset future net realized capital gains as of March 31, 2013 which expires as follows: March 31, 2016 — $3,030,785 and March 31, 2017 — $11,636,898.

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, net operating losses, litigation proceeds and real estate investment trusts.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Small Company Fund	27

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.85% of the next $500,000,000 of the fund’s average daily net assets; and (c) 0.80% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with Fiduciary Management Associates, LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II, and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expense at 1.50%, 1.14%, 1.80%, 1.55%, 1.70%, 1.30%, 1.10%, 1.04%, and 1.34% for Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class ADV shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six month ended September 30, 2013, these expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$2,396
Class I	2,169
Class R1	6,329
Class R2	6,698
Class R3	6,756
Class R4	6,709
Class R5	6,757
Class R6	6,912
Class ADV	7,527
Total	$52,253

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2013 were equivalent to a net annual effective rate of 0.84% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

28	Small Company Fund | Semiannual report

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class ADV shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class ADV	0.25%	—

The fund’s distributor has contractually agreed to waive 0.10% of the Rule 12b-1 fees of Class R4 shares. This waiver agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $38 for the six months ended September 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $337,362 for the six months ended September 30, 2013. Of this amount, $56,844 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $276,106 was paid as sales commissions to broker-dealers and $4,412 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, CDSCs received by the Distributor amounted to $12 for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

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	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$192,089	$97,734	$9,539	$10,282
Class I	—	25,049	8,076	2,688
Class R1	4,008	134	6,682	117
Class R2	337	26	6,902	37
Class R3	557	18	6,683	67
Class R4	133	9	6,683	37
Class R5	115	31	6,683	59
Class R6	—	17	6,822	101
Class ADV	622	380	7,181	187
Total	$197,861	$123,398	$65,251	$13,575

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

	Six months ended 9-30-13		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	720,053	$17,994,293	648,171	$13,996,105
Repurchased	(412,189)	(10,249,750)	(1,849,095)	(38,523,453)

Net increase (decrease)	307,864	$7,744,543	(1,200,924)	($24,527,348)

Class I shares

Sold	102,642	$2,603,974	363,132	$7,645,212
Repurchased	(387,073)	(9,949,698)	(1,604,409)	(33,154,811)

Net decrease	(284,431)	($7,345,724)	(1,241,277)	($25,509,599)

Class R1 shares

Sold	20,063	$475,152	47,491	$991,428
Repurchased	(12,568)	(309,899)	(15,819)	(322,300)

Net increase	7,495	$165,253	31,672	$669,128

Class R2 shares

Sold	5,721	$144,257	—	—

Net increase	5,721	$144,257	—	—

Class R3 shares

Sold	1,662	$40,921	4,475	$92,681
Repurchased	(15,575)	(365,877)	(7,140)	(146,770)

Net decrease	(13,913)	($324,956)	(2,665)	($54,089)

Class R4 shares

Sold	111	$2,788	1,685	$34,269
Repurchased	(589)	(13,720)	(799)	(18,743)

Net increase (decrease)	(478)	($10,932)	886	$15,526

Class R5 shares

30	Small Company Fund | Semiannual report

	Six months ended 9-30-13		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Sold	1,979	$50,741	2,226	$47,492
Repurchased	(1,619)	(41,009)	(871)	(18,207)

Net increase	360	$9,732	1,355	$29,285

Class R6 shares

Sold	98	$2,454	99	$2,224
Repurchased	(120)	(3,208)	(46)	(919)

Net increase (decrease)	(22)	($754)	53	$1,305

Class ADV shares

Sold	—	—	119	$2,527
Repurchased	(20)	($469)	(4,396)	(96,756)

Net decrease	(20)	($469)	(4,277)	($94,229)

Total net increase (decrease)	22,576	$380,950	(2,415,177)	($49,470,021)

Affiliates of the fund owned 48%, 43% and 97% of shares of beneficial interest of Class R2, Class R4 and Class R6, respectively, on September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $73,892,259 and $74,837,404, respectively, for the six months ended September 30, 2013.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Fiduciary Management Associates, LLC (the Subadvisor) for John Hancock Small Company Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

32	Small Company Fund | Semiannual report

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Semiannual report | Small Company Fund	33

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2012.

The Board noted that the fund’s performance is being closely monitored. The Board took into account management’s discussion of the fund’s performance and potential options with respect to the future of the fund.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are lower than the peer group median and that total expenses for this fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses. The Board also noted that the fund’s distributor, an affiliate of the Advisor, waived a portion of its Rule 12b-1 fee for one of the share classes of the fund.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that the Advisor has agreed to fee waivers and/or expense reimbursements with respect to total operating expenses for each share class of the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

34	Small Company Fund | Semiannual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit

Semiannual report | Small Company Fund	35

from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

36	Small Company Fund | Semiannual report

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | Small Company Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Fiduciary Management Associates, LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	Small Company Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Small Company Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	348SA 9/13
MF160000	11/13

John Hancock
INVESTMENTS

John Hancock

Disciplined Value Mid Cap Fund

Semiannual Report
9.30.13

A look at performance

Total returns for the period ended September 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1	23.90	13.66	11.60	5.70	23.90	89.72	199.71

Class C1	28.47	13.94	11.31	9.86	28.47	92.07	191.97

Class I1,2	30.79	15.21	12.59	11.44	30.79	103.00	227.41

Class R2[1,2]	30.32	14.65	11.99	11.24	30.32	98.11	210.42

Class R4[1,2]	30.46	15.03	12.41	11.25	30.06	101.40	222.25

Class R6[1,2]	30.91	15.30	12.66	11.51	30.91	103.79	229.48

Class ADV[1,2]	30.43	14.81	12.17	11.25	30.43	99.52	215.28

Index†	27.77	11.86	10.91	7.64	27.77	75.15	181.74

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class R2, Class R4, Class R6, and Class ADV shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4*^	Class R6	Class ADV
Net (%)	1.27	2.08	0.93	1.40	1.15	0.89	1.25
Gross (%)	1.27	2.08	0.93	2.36	1.28	0.89	3.74

* Expenses have been estimated for the class’s first full year of operations.

^ The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect through 6-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell Midcap Value Index.

See the following page for footnotes.

6	Disciplined Value Mid Cap Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class C3	9-30-03	$29,197	$29,197	$28,174

Class I2	9-30-03	32,741	32,741	28,174

Class R2[2]	9-30-03	31,042	31,042	28,174

Class R4[2]	9-30-03	32,225	32,225	28,174

Class R6[2]	9-30-03	32,948	32,948	28,174

Class ADV[2]	9-30-03	31,528	31,528	28,174

Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 After the close of business on 7-9-10, holders of Investor Class Shares and Institutional Class Shares of the former Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A and Class I shares, respectively, of John Hancock Disciplined Value Mid Cap Fund. Class A, Class I, and Class ADV shares were first offered on 7-12-10. The returns prior to this date for Class A and Class ADV shares are those of the predecessor fund’s Investor Class Shares recalculated to reflect the gross fees and expenses of the fund’s Class A and Class ADV shares. For Class I shares, the returns prior to this date are those of the predecessor fund’s Institutional Class Shares recalculated to reflect the gross fees and expenses of the Fund’s Class I shares. Class C, Class R6, Class R2, and Class R4 shares were first offered on 8-15-11, 9-1-11, 3-1-12, and 7-2-13, respectively; the returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class C, Class R6, Class R2, and Class R4 shares, as applicable.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Disciplined Value Mid Cap Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,112.30	$6.30

Class C	1,000.00	1,108.60	10.31

Class I	1,000.00	1,114.40	4.72

Class R2	1,000.00	1,112.40	6.62

Class R6	1,000.00	1,115.10	4.29

Class ADV	1,000.00	1,112.50	6.62

For the class noted below, the example assumes an account value of $1,000.00 on July 2, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 7-2-13	on 9-30-13	period ended 9-30-13[2]

Class R4	1,000.00	1,065.30	2.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Disciplined Value Mid Cap Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[3]

Class A	$1,000.00	$1,019.10	$6.02

Class C	1,000.00	1,015.30	9.85

Class I	1,000.00	1,020.60	4.51

Class R2	1,000.00	1,018.80	6.33

Class R4	1,000.00	1,019.30	5.82

Class R6	1,000.00	1,021.00	4.10

Class ADV	1,000.00	1,018.80	6.33

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.19%, 1.95%, 0.89%, 1.25%, 0.81% and 1.25% for Class A, Class C, Class I, Class R2, Class R6 and Class ADV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class R4 shares, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the period).

3 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Disciplined Value Mid Cap Fund	9

Portfolio summary

Top 10 Holdings (16.1% of Net Assets on 9-30-13)[1,2]

Lear Corp.	2.0%	CBS Corp., Class B	1.6%

Omnicare, Inc.	1.9%	Torchmark Corp.	1.5%

Towers Watson & Company, Class A	1.7%	Marsh & McLennan Companies, Inc.	1.4%

TD Ameritrade Holding Corp.	1.6%	Crown Holdings, Inc.	1.4%

McKesson Corp.	1.6%	East West Bancorp, Inc.	1.4%

Sector Composition[1,3]

Financials	27.0%	Energy	6.3%

Industrials	16.5%	Materials	6.0%

Information Technology	14.3%	Utilities	5.1%

Consumer Discretionary	10.4%	Consumer Staples	2.7%

Health Care	8.7%	Short-Term Investments & Other	3.0%

1 As a percentage of net assets on 9-30-13.

2 Cash and cash equivalents not included.

3 The prices of medium and small company stocks can change more frequently and dramatically than those of large companies. Value stocks may not increase in price as anticipated or may decline further in value. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

10	Disciplined Value Mid Cap Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

	Shares	Value
Common Stocks 97.0%	$4,954,270,602

(Cost $4,072,617,976)

Consumer Discretionary 10.4%		531,187,090

Auto Components 3.0%

Lear Corp.	1,461,389	104,591,606

TRW Automotive Holdings Corp. (I)	675,025	48,136,033

Household Durables 1.1%

Newell Rubbermaid, Inc.	1,956,939	53,815,824

Leisure Equipment & Products 0.8%

Brunswick Corp. (L)	1,086,774	43,373,150

Media 2.2%

CBS Corp., Class B	1,449,570	79,958,281

Omnicom Group, Inc.	523,395	33,204,179

Multiline Retail 1.6%

Macy’s, Inc.	1,237,935	53,565,447

Nordstrom, Inc. (L)	529,795	29,774,479

Specialty Retail 1.7%

Foot Locker, Inc.	911,975	30,952,432

Staples, Inc. (L)	1,775,475	26,010,709

Williams-Sonoma, Inc.	494,750	27,804,950

Consumer Staples 2.7%		140,061,091

Beverages 1.7%

Coca-Cola Enterprises, Inc.	565,915	22,755,442

Constellation Brands, Inc., Class A (I)	843,450	48,414,030

Dr. Pepper Snapple Group, Inc.	401,675	18,003,074

Food Products 0.5%

Tyson Foods, Inc., Class A (L)	873,380	24,699,186

Tobacco 0.5%

Lorillard, Inc. (L)	584,845	26,189,359

Energy 6.3%		322,675,187

Energy Equipment & Services 1.0%

Cameron International Corp. (I)	500,525	29,215,644

Ensco PLC, Class A	459,070	24,675,013

Oil, Gas & Consumable Fuels 5.3%

Energen Corp.	536,590	40,990,110

EQT Corp.	468,590	41,573,305

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Kosmos Energy, Ltd. (I)	1,776,547	$18,262,903

Marathon Oil Corp.	887,831	30,967,545

Marathon Petroleum Corp.	304,455	19,582,546

Noble Energy, Inc.	497,740	33,353,557

Rosetta Resources, Inc. (I)	693,358	37,760,277

SM Energy Company	192,768	14,879,762

Southwestern Energy Company (I)	558,250	20,309,135

Tesoro Corp.	252,510	11,105,390

Financials 27.0%		1,381,048,540

Capital Markets 4.5%

Raymond James Financial, Inc.	1,444,945	60,210,858

SEI Investments Company	999,966	30,908,949

State Street Corp.	468,770	30,821,628

TD Ameritrade Holding Corp.	3,167,185	82,916,903

The Charles Schwab Corp.	1,195,380	25,270,333

Commercial Banks 6.2%

BB&T Corp.	2,023,845	68,304,769

Comerica, Inc.	990,235	38,926,138

East West Bancorp, Inc.	2,241,500	71,615,925

Fifth Third Bancorp	2,984,850	53,846,694

Huntington Bancshares, Inc.	4,765,435	39,362,493

SunTrust Banks, Inc.	1,413,760	45,834,099

Consumer Finance 1.3%

Discover Financial Services	849,225	42,919,832

SLM Corp.	979,935	24,400,382

Diversified Financial Services 0.9%

McGraw-Hill Financial, Inc.	373,819	24,518,788

Moody’s Corp.	296,990	20,887,307

Insurance 7.1%

Alleghany Corp. (I)	131,643	53,927,555

Arch Capital Group, Ltd. (I)	383,550	20,761,562

Axis Capital Holdings, Ltd.	1,000,665	43,338,801

Loews Corp.	699,330	32,686,684

Marsh & McLennan Companies, Inc.	1,681,620	73,234,551

Reinsurance Group of America, Inc.	639,010	42,807,280

Symetra Financial Corp.	1,123,961	20,028,985

Torchmark Corp. (L)	1,082,419	78,313,015

Real Estate Investment Trusts 7.0%

American Assets Trust, Inc.	519,877	15,861,447

Boston Properties, Inc.	561,600	60,035,040

BRE Properties, Inc.	742,810	37,705,036

Equity Residential	1,097,345	58,784,772

Kimco Realty Corp.	1,496,800	30,205,424

Regency Centers Corp.	752,549	36,385,744

SL Green Realty Corp.	441,885	39,257,063

Taubman Centers, Inc.	598,186	40,263,900

Ventas, Inc.	596,855	36,706,583

12	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care 8.7%		$443,491,031

Health Care Equipment & Supplies 1.2%

CareFusion Corp. (I)	1,666,675	61,500,308

Health Care Providers & Services 6.8%

AmerisourceBergen Corp.	1,167,115	71,310,727

Chemed Corp. (L)	199,316	14,251,094

Cigna Corp.	849,575	65,298,335

DaVita HealthCare Partners, Inc. (I)	283,115	16,109,244

Humana, Inc. (L)	4,740	442,384

McKesson Corp.	642,315	82,409,015

Omnicare, Inc. (L)	1,786,545	99,153,248

Life Sciences Tools & Services 0.7%

ICON PLC (I)	806,662	33,016,676

Industrials 16.5%		839,875,753

Aerospace & Defense 2.3%

Cubic Corp.	289,095	15,518,620

Curtiss-Wright Corp.	1,007,807	47,326,617

Huntington Ingalls Industries, Inc.	804,697	54,236,578

Building Products 0.6%

Masco Corp.	1,488,020	31,665,066

Construction & Engineering 0.9%

Fluor Corp.	624,885	44,341,840

Electrical Equipment 0.6%

Hubbell, Inc., Class B	297,177	31,126,319

Industrial Conglomerates 0.4%

Carlisle Companies, Inc.	276,770	19,454,163

Machinery 5.3%

AGCO Corp. (L)	503,160	30,400,927

Dover Corp.	717,199	64,425,986

Flowserve Corp.	953,380	59,481,378

Parker Hannifin Corp.	573,550	62,356,356

Stanley Black & Decker, Inc.	376,270	34,078,774

Timken Company	368,810	22,276,124

Professional Services 5.5%

Equifax, Inc.	610,520	36,539,622

FTI Consulting, Inc. (I)(L)	798,958	30,200,612

ManpowerGroup, Inc.	803,030	58,412,402

Robert Half International, Inc.	1,681,211	65,617,665

Towers Watson & Company, Class A	817,706	87,461,834

Trading Companies & Distributors 0.9%

WESCO International, Inc. (I)(L)	587,415	44,954,870

Information Technology 14.3%		731,807,176

Communications Equipment 1.1%

Brocade Communications Systems, Inc. (I)	3,557,975	28,641,699

Harris Corp.	457,305	27,118,187

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	13

	Shares	Value
Computers & Peripherals 2.5%

NetApp, Inc. (L)	522,415	$22,265,327

Seagate Technology PLC	1,029,645	45,036,672

Western Digital Corp.	952,330	60,377,722

Electronic Equipment, Instruments & Components 3.8%

Arrow Electronics, Inc. (I)	1,191,787	57,837,423

Avnet, Inc.	1,381,599	57,626,494

Flextronics International, Ltd. (I)	6,122,448	55,653,052

TE Connectivity, Ltd.	442,119	22,892,922

Internet Software & Services 0.7%

IAC/InterActiveCorp	624,684	34,151,474

IT Services 1.8%

Alliance Data Systems Corp. (I)(L)	88,190	18,649,539

Amdocs, Ltd.	1,263,635	46,299,586

Global Payments, Inc.	132,180	6,751,754

Lender Processing Services, Inc.	708,455	23,570,298

Semiconductors & Semiconductor Equipment 2.7%

Analog Devices, Inc.	1,138,445	53,563,837

LSI Corp.	6,656,985	52,057,623

ON Semiconductor Corp. (I)	4,661,714	34,030,512

Software 1.7%

Activision Blizzard, Inc.	1,353,240	22,558,511

Symantec Corp.	2,534,325	62,724,544

Materials 6.0%		305,770,922

Chemicals 1.2%

H.B. Fuller Company	880,615	39,794,992

Minerals Technologies, Inc.	474,677	23,434,803

Containers & Packaging 4.1%

Ball Corp.	264,210	11,857,745

Crown Holdings, Inc. (I)	1,713,480	72,445,934

Graphic Packaging Holding Company (I)	7,010,557	60,010,368

Owens-Illinois, Inc. (I)	1,459,545	43,815,541

Rock-Tenn Company, Class A	191,785	19,422,067

Paper & Forest Products 0.7%

International Paper Company	781,015	34,989,472

Utilities 5.1%		258,353,812

Electric Utilities 3.4%

American Electric Power Company, Inc.	854,745	37,053,196

Edison International	1,166,835	53,744,420

Great Plains Energy, Inc.	897,865	19,932,603

NV Energy, Inc.	1,756,225	41,464,472

Westar Energy, Inc. (L)	732,335	22,446,068

Independent Power Producers & Energy Traders 0.4%

AES Corp.	1,538,580	20,447,728

Multi-Utilities 1.3%

Alliant Energy Corp.	732,464	36,293,591

Ameren Corp.	774,160	26,971,734

14	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

	Yield (%)	Shares	Value
Securities Lending Collateral 3.4%			$172,496,573

(Cost $172,465,137)

John Hancock Collateral Investment Trust (W)	0.1739 (Y)	17,235,524	172,496,573

Short-Term Investments 1.5%			$78,586,714

(Cost $78,586,714)

Money Market Funds 1.5%			78,586,714
State Street Institutional US Government
Money Market Fund	0.0000 (Y)	$78,586,714	78,586,714

Total investments (Cost $4,323,669,827)† 101.9%		$5,205,353,889

Other assets and liabilities, net (1.9%)			($98,180,330)

Total net assets 100.0%		$5,107,173,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 9-30-13.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $4,336,215,029. Net unrealized appreciation aggregated $869,138,860, of which $883,599,328 related to appreciated investment securities and $14,460,468 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $4,151,204,690)
including $169,188,732 of securities loaned	$5,032,857,316
Investments in affiliated issuers, at value (Cost $172,465,137)	172,496,573

Total investments, at value (Cost $4,323,669,827)	5,205,353,889
Cash	1,634,949
Receivable for investments sold	57,112,102
Receivable for fund shares sold	36,785,256
Dividends and interest receivable	4,635,323
Receivable for securities lending income	20,028
Receivable due from advisor	228
Other receivables and prepaid expenses	194,049

Total assets	5,305,735,824

Liabilities

Payable for investments purchased	15,192,086
Payable for fund shares repurchased	9,860,932
Payable upon return of securities loaned	172,476,925
Payable to affiliates
Accounting and legal services fees	289,309
Transfer agent fees	452,491
Distribution and service fees	15,510
Trustees’ fees	412
Other liabilities and accrued expenses	274,600

Total liabilities	198,562,265

Net assets	$5,107,173,559

Net assets consist of
Paid-in capital	$4,131,372,806
Undistributed net investment income	12,524,080
Accumulated net realized gain (loss) on investments	81,592,611
Net unrealized appreciation (depreciation) on investments	881,684,062

Net assets	$5,107,173,559

16	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($2,077,154,622 ÷ 128,665,058 shares)[1]	$16.14
Class C ($187,331,061 ÷ 11,404,984 shares)[1]	$16.43
Class I ($2,595,676,506 ÷ 155,763,697 shares)	$16.66
Class R2 ($82,876,267 ÷ 4,986,390 shares)	$16.62
Class R4 ($501,953 ÷ 30,141 shares)	$16.65
Class R6 ($162,893,901 ÷ 9,771,145 shares)	$16.67
Class ADV ($739,249 ÷ 45,859 shares)	$16.12

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.99

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	17

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-13 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$30,026,662
Securities lending	120,334
Interest	1,795
Total investment income	30,148,791

Expenses

Investment management fees	14,512,243
Distribution and service fees	2,572,803
Accounting and legal services fees	384,546
Transfer agent fees	2,367,971
Trustees’ fees	68,500
State registration fees	100,897
Printing and postage	136,956
Professional fees	62,349
Custodian fees	197,469
Registration and filing fees	114,482
Other	28,966

Total expenses	20,547,182
Less expense reductions	(89,060)

Net expenses	20,458,122

Net investment income	9,690,669

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	58,021,344
Investments in affiliated issuers	2,151
58,023,495
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	350,594,148
Investments in affiliated issuers	(13,060)
350,581,088
Net realized and unrealized gain	408,604,583

Increase in net assets from operations	$418,295,252

18	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$9,690,669	$11,243,225
Net realized gain	58,023,495	30,985,395
Change in net unrealized appreciation (depreciation)	350,581,088	384,304,783

Increase in net assets resulting from operations	418,295,252	426,533,403

Distributions to shareholders
From net investment income
Class A	—	(2,921,623)
Class I	—	(7,726,525)
Class R2	—	(4,135)
Class R6	—	(455,223)
Class ADV	—	(2,703)

Total distributions	—	(11,110,209)

From fund share transactions	1,551,850,631	1,233,265,665

Total increase	1,970,145,883	1,648,688,859

Net assets

Beginning of period	3,137,027,676	1,488,338,817

End of period	$5,107,173,559	$3,137,027,676

Undistributed net investment income	$12,524,080	$2,833,411

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]	8-31-10[3]	8-31-09[4]	8-31-08[4]

Per share operating performance

Net asset value, beginning
of period	$14.51	$12.41	$11.98	$8.66	$8.10	$9.08	$11.16
Net investment income[5]	0.03	0.05	0.04	0.01	0.01[6]	0.07	0.06
Net realized and unrealized gain
(loss) on investments	1.60	2.09	0.42	3.32	0.60	(0.98)[7]	(0.74)
Total from investment operations	1.63	2.14	0.46	3.33	0.61	(0.91)	(0.68)
Less distributions
From net investment income	—	(0.04)	—	(0.01)	(0.05)	(0.07)	(0.04)
From net realized gain	—	—	(0.03)	—	—	—[8]	(1.36)
Total distributions	—	(0.04)	(0.03)	(0.01)	(0.05)	(0.07)	(1.40)
Net asset value, end of period	$16.14	$14.51	$12.41	$11.98	$8.66	$8.10	$9.08
Total return (%)[9,10]	11.23[11]	17.31	3.92	38.47[11]	7.54	(9.79)[7]	(6.62)

Ratios and supplemental data

Net assets, end of period
(in millions)	$2,077	$1,169	$517	$171	$75	$14	$17
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.19[12]	1.27	1.33	1.35[12]	1.56	1.93	1.73
Expenses net of fee waivers
and credits	1.19[12]	1.27	1.29	1.25[12]	1.25	1.25	1.25
Net investment income	0.34[12]	0.38	0.32	0.10[12]	0.09	1.09	0.55
Portfolio turnover (%)	22	55	41	27	38	58	64

1 Six months ended 9-30-13. Unaudited.
2 For the seven month period ended 3-31-11. The fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 7-9-10, holders of Investor Class Shares of the former Robeco Boston Partners Mid Cap
Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of the John
Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Investor Class Shares of the predecessor fund was redesignated as that of John Hancock
Disciplined Value Mid Cap Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
7 In 2009, the investment advisor fully reimbursed the fund for a loss on a transaction not meeting the fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
8 Less than $0.01 per share.
9 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
10 Does not reflect the effect of sales charges, if any.
11 Not annualized.
12 Annualized.

20	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.82	$12.74	$10.63
Net investment loss[3]	(0.03)	(0.05)	(0.02)
Net realized and unrealized gain on investments	1.64	2.13	2.16
Total from investment operations	1.61	2.08	2.14
Less distributions
From net realized gain	—	—	(0.03)
Net asset value, end of period	$16.43	$14.82	$12.74
Total return (%)[4,5]	10.86[6]	16.33	20.22[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$187	$90	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[7]	2.08	2.10[7]
Expenses net of fee waivers and credits	1.95[7]	2.08	2.10[7]
Net investment loss	(0.41)[7]	(0.39)	(0.26)[7]
Portfolio turnover (%)	22	55	41[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class C shares is 8-15-11.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	21

CLASS I SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]	8-31-10[3]	8-31-09[4]	8-31-08[4]

Per share operating performance

Net asset value, beginning
of period	$14.95	$12.79	$12.33	$8.92	$8.34	$9.35	$11.45
Net investment income[5]	0.05	0.09	0.07	0.03	0.04[6]	0.09	0.08
Net realized and unrealized gain
(loss) on investments	1.66	2.15	0.45	3.41	0.61	(1.01)[7]	(0.76)
Total from investment operations	1.71	2.24	0.52	3.44	0.65	(0.92)	(0.68)
Less distributions
From net investment income	—	(0.08)	(0.03)	(0.03)	(0.07)	(0.09)	(0.06)
From net realized gain	—	—	(0.03)	—	—	—[8]	(1.36)
Total distributions	—	(0.08)	(0.06)	(0.03)	(0.07)	(0.09)	(1.42)
Net asset value, end of period	$16.66	$14.95	$12.79	$12.33	$8.92	$8.34	$9.35
Total return (%)[9]	11.44[10]	17.64	4.28	38.64[10]	7.76	(9.50)[7]	(6.41)

Ratios and supplemental data

Net assets, end of period
(in millions)	$2,596	$1,762	$948	$254	$87	$33	$35
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.89[11]	0.93	0.98	0.99[11]	1.28	1.69	1.48
Expenses net of fee waivers
and credits	0.89[11]	0.93	0.98	0.99[11]	1.00	1.00	1.00
Net investment income	0.63[11]	0.71	0.63	0.37[11]	0.41	1.33	0.80
Portfolio turnover (%)	22	55	41	27	38	58	64

1 Six months ended 9-30-13. Unaudited.
2 For the seven month period ended 3-31-11. The fund changed its fiscal year end from August 31 to March 31.
3 After the close of business on 7-9-10, holders of Institutional Class Shares of the former Robeco Boston Partners
Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Mid Cap Fund. These shares were first offered on 7-12-10. Additionally, the accounting and performance history of the Institutional Class Shares of the predecessor fund was redesignated as that of John Hancock Disciplined Value Mid Cap Fund Class I.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding may differ with the distributions from net investment income for the period due to the timing of distributions in relations to fluctuations of shares outstanding during the period.
7 In 2009, the investment advisor fully reimbursed the fund for a loss on a transaction not meeting the fund’s investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.
8 Less than $0.01 per share.
9 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
10 Not annualized.
11 Annualized.

22	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.94	$12.78	$12.43
Net investment income[3]	0.03	0.05	0.01
Net realized and unrealized gain on investments	1.65	2.14	0.34
Total from investment operations	1.68	2.19	0.35
Less distributions
From net investment income	—	(0.03)	—
Net asset value, end of period	$16.62	$14.94	$12.78
Total return (%)[4]	11.24[5]	17.15	2.82[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$83	$15	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[7]	2.15	16.13[7]
Expenses net of fee waivers and credits	1.25[7]	1.40	1.45[7]
Net investment income	0.37[7]	0.33	1.00[7]
Portfolio turnover (%)	22	55	41[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS R4 SHARES Period ended	9-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$15.63
Net investment income[3]	0.02
Net realized and unrealized gain on investments	1.00
Total from investment operations	1.02
Net asset value, end of period	$16.65
Total return (%)[4]	6.53[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	7.37[6]
Expenses net of fee waivers and credits	1.15[6]
Net investment income	0.57[6]
Portfolio turnover (%)	22[7]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R4 shares is 7-2-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-13 to 9-30-13.

See notes to financial statements	Semiannual report | Disciplined Value Mid Cap Fund	23

CLASS R6 SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$14.95	$12.79	$10.95
Net investment income[3]	0.06	0.11	0.08
Net realized and unrealized gain on investments	1.66	2.14	1.82
Total from investment operations	1.72	2.25	1.90
Less distributions
From net investment income	—	(0.09)	(0.03)
From net realized gain	—	—	(0.03)
Total distributions	—	(0.09)	(0.06)
Net asset value, end of period	$16.67	$14.95	$12.79
Total return (%)[4]	11.51[5]	17.68	17.45[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$163	$100	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81[6]	0.89	4.22[6]
Expenses including reductions and amounts recaptured	0.81[6]	0.89	0.99[6]
Net investment income	0.71[6]	0.84	1.25[6]
Portfolio turnover (%)	22	55	41[7]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

CLASS ADV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]	8-31-10[3]

Per share operating performance

Net asset value, beginning of period	$14.49	$12.40	$11.97	$8.65	$8.86
Net investment income[4]	0.02	0.04	0.04	0.01	—[5]
Net realized and unrealized gain (loss) on investments	1.61	2.10	0.43	3.32	(0.21)
Total from investment operations	1.63	2.14	0.47	3.33	(0.21)
Less distributions
From net investment income	—	(0.05)	(0.01)	(0.01)	—
From net realized gain	—	—	(0.03)	—	—
Total distributions	—	(0.05)	(0.04)	(0.01)	—
Net asset value, end of period	$16.12	$14.49	$12.40	$11.97	$8.65
Total return (%)[6]	11.25[7]	17.33	3.94	38.50[7]	(2.37)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.56[9]	3.74	4.18	5.78[9]	1.42[9]
Expenses net of fee waivers and credits	1.25[9]	1.25	1.25	1.25[9]	1.25[9]
Net investment income (loss)	0.24[9]	0.35	0.37	0.15[9]	(0.37)[9]
Portfolio turnover (%)	22	55	41	27	38[10]

1 Six months ended 9-30-13. Unaudited.
2 For the seven month period ended 3-31-11. The fund changed its fiscal year end from August 31 to March 31.
3 The inception date for Class ADV shares is 7-12-10.
4 Based on the average daily shares outstanding.
5 Less than 0.005 per share.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

24	Disciplined Value Mid Cap Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) into the fund and is closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described.

Semiannual report | Disciplined Value Mid Cap Fund	25

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

26	Disciplined Value Mid Cap Fund | Semiannual report

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $1,326. For the six months ended September 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Semiannual report | Disciplined Value Mid Cap Fund	27

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.800% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.775% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.750% of the next $500,000,000 of the fund’s average daily net assets; (d) 0.725% of the next $1,000,000,000 of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.40%, 1.15%, 0.95% and 1.25% for Class R2, Class R4, Class R6 and Class ADV shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreements expire on June 30, 2014, except Class R6 which expires September 30, 2013, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Prior to July 1, 2013 the Advisor contractually agreed to reimburse or limit certain expenses for certain share classes of the fund. This agreement excluded certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or expense reimbursements were such that these expenses did not exceed 1.35%, 2.10% and 1.04% for Class A, Class C and Class I shares, respectively.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II, and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

28	Disciplined Value Mid Cap Fund | Semiannual report

For the six months ended September 30, 2013, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$29,051
Class C	2,642
Class I	42,339
Class R2	1,005
Class R4	3,220
Class R6	2,491
Class ADV	8,259
Total	$89,007

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2013 were equivalent to a net annual effective rate of 0.73% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended September 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, Class R4 and Class ADV pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class ADV	0.25%	—

Currently, only 0.25% is charged to Class A shares for 12b-1 fees. The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class R4 shares. This waiver agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $53 for the six months ended September 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,415,295 for the six months ended September 30, 2013. Of this amount, $512,952 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,893,884 was paid as sales commissions to broker-dealers and $8,459 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Semiannual report | Disciplined Value Mid Cap Fund	29

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, CDSCs received by the Distributor amounted to $4,223 and $8,316 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,838,108	$1,119,880	$35,721	$62,137
Class C	648,486	98,709	11,499	5,819
Class I	—	1,128,987	25,356	68,185
Class R2	85,183	5,064	8,873	623
Class R4	131	13	3,304	16
Class R6	—	14,772	7,807	—
Class ADV	895	547	8,337	176
Total	$2,572,803	$2,367,971	$100,897	$136,956

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	DAYS	WEIGHTED AVERAGE	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	OUTSTANDING	LOAN BALANCE	INTEREST RATE	INCOME

Lender	1	$23,145,620	0.45%	$286

30	Disciplined Value Mid Cap Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	58,232,619	$910,699,421	56,469,128	$711,395,855
Distributions reinvested	64	809	207,363	2,635,578
Repurchased	(10,167,113)	(155,332,188)	(17,712,702)	(224,518,358)

Net increase	48,065,570	$755,368,042	38,963,789	$489,513,075

Class C shares

Sold	5,682,071	$89,904,064	4,948,361	$64,502,527
Repurchased	(331,347)	(5,236,043)	(487,904)	(6,303,855)

Net increase	5,350,724	$84,668,021	4,460,457	$58,198,672

Class I shares

Sold	58,058,721	$924,824,235	78,343,767	$1,035,883,636
Distributions reinvested	—	—	397,873	5,208,153
Repurchased	(20,163,050)	(326,233,122)	(35,018,145)	(451,367,677)

Net increase	37,895,671	$598,591,113	43,723,495	$589,724,112

Class R2 shares

Sold	4,436,738	$70,808,123	1,158,514	$16,418,697
Distributions reinvested	—	—	221	2,891
Repurchased	(475,548)	(7,540,064)	(141,580)	(2,063,617)

Net increase	3,961,190	$63,268,059	1,017,155	$14,357,971

Class R4 shares

Sold	30,142	$484,833	—	—
Repurchased	(1)	(19)	—	—

Net increase	30,141	$484,814	—	—

Class R6 shares

Sold	3,781,480	$60,058,609	6,859,308	$86,493,579
Distributions reinvested	—	—	34,776	455,223
Repurchased	(669,812)	(10,558,103)	(397,409)	(5,208,065)

Net increase	3,111,668	$49,500,506	6,496,675	$81,740,737

Class ADV shares

Sold	1,177	$18,000	797	$10,312
Distributions reinvested	—	—	213	2,703
Repurchased	(3,108)	(47,924)	(22,653)	(281,917)

Net increase	(1,931)	($29,924)	(21,643)	($268,902)

Total net increase	98,413,033	$1,551,850,631	94,639,928	$1,233,265,665

Affiliates of the fund owned 21% of shares of beneficial interest of Class R4 on September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $2,404,078,374 and $855,393,321, respectively, for the six months ended September 30, 2013.

Semiannual report | Disciplined Value Mid Cap Fund	31

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Robeco Investment Management, Inc. (the Subadvisor) for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part

32	Disciplined Value Mid Cap Fund | Semiannual report

on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Semiannual report | Disciplined Value Mid Cap Fund	33

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one- and three-year periods and outperformed the index for the five-year period ended December 31, 2012. The Board also noted that the fund outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2012.

The Board noted the fund’s favorable performance relative to the benchmark index for the five-year period and relative to the peer group for the one-, three- and five-year periods.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that the Advisor has agreed to fee waivers and/or expense reimbursements with respect to the total operating expenses of certain share classes of the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

34	Disciplined Value Mid Cap Fund | Semiannual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(g) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(h) noted that the subadvisory fees for the fund are paid by the Advisor and are negotiated at arm’s length; and

(i) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit

Semiannual report | Disciplined Value Mid Cap Fund	35

from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifica-tions, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

36	Disciplined Value Mid Cap Fund | Semiannual report

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which includes arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affili-ates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | Disciplined Value Mid Cap Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	Robeco Investment Management, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	Disciplined Value Mid Cap Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	363SA 9/13
MF160001	11/13

John Hancock INVESTMENTS

John Hancock
International Value Equity Fund

Semiannual Report
9.30.13

A look at performance

Total returns for the period ended September 30, 2013

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	6-months	1-year	5-year	10-year

Class A1,2	10.89	5.55	7.05	2.02	10.89	30.98	97.71

Class I1,2,3	17.17	6.85	7.71	7.62	17.17	39.26	110.17

Class R2[1,2,3]	16.80	6.73	7.56	7.47	16.80	38.48	107.33

Class R4[1,2,3]	17.02	6.98	7.83	7.54	17.02	40.12	112.43

Class R6[1,2,3]	17.36	7.26	8.10	7.72	17.36	41.94	117.88

Class NAV[1,2,3]	17.39	7.27	8.12	7.74	17.39	42.01	118.31

Index 1†	22.00	6.64	8.68	9.83	22.00	37.92	129.92

Index 2†	23.25	6.66	8.90	11.44	23.25	38.06	134.53

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, or Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class A, Class I, Class R2, Class R4 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R2*	Class R4*ˆ	Class R6*	Class NAV
Net (%)	1.60	1.29	1.68	1.43	1.10	1.08
Gross (%)	1.99	2.08	1.70	1.55	1.20	1.08

* Expenses have been estimated for the classes’ first full year of operations.

ˆ The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees of Class R4 shares. The current waiver agreement will remain in effect through June 30, 2014.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the MSCI World ex-USA Index; Index 2 is the MSCI World ex-USA Value Index.

See the following page for footnotes.

6	International Value Equity Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class I3	9-30-03	$21,017	$21,017	$22,992	$23,453

Class R2[3]	9-30-03	20,733	20,733	22,992	23,453

Class R4[3]	9-30-03	21,243	21,243	22,992	23,453

Class R6[3]	9-30-03	21,788	21,788	22,992	23,453

Class NAV[3]	9-30-03	21,831	21,831	22,992	23,453

MSCI World ex-USA Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America.

MSCI World ex-USA Value Index (gross of foreign withholding taxes on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States of America, that have higher than average value characteristics.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the predecessor fund was redesignated as that of John Hancock International Value Equity Fund Class A. Class I shares were first offered on 2-14-11; Class NAV shares were first offered on 12-16-11; Class R2, Class R4, and Class R6 shares were first offered on 7-2-13. Performance prior to these dates is that of Class A shares recalculated to reflect the gross fees and expenses of Class I, Class R2, Class R4, Class R6, and Class NAV shares, as applicable.

2 In October 2011, the advisor made a voluntary payment to the fund of $6,950, or approximately $0.018 per share. Without this payment, performance would have been lower.

3 For certain types of investors, as described in the fund’s prospectuses.

Semiannual report | International Value Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,073.90	$8.32

Class I	1,000.00	1,076.20	6.71

Class NAV	1,000.00	1,077.40	5.36

For the classes noted below, the example assumes an account value of $1,000.00 on July 2, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 7-2-13	on 9-30-13	period ended 9-30-13[2]

Class R2	1,000.00	1,092.60	4.33

Class R4	1,000.00	1,092.60	3.69

Class R6	1,000.00	1,093.80	2.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Value Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[3]

Class A	$1,000.00	$1,017.00	$8.09

Class I	1,000.00	1,018.60	6.53

Class R2	1,000.00	1,016.60	8.49

Class R4	1,000.00	1,017.90	7.23

Class R6	1,000.00	1,019.60	5.57

Class NAV	1,000.00	1,019.90	5.22

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.60%, 1.29% and 1.03% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio of 1.68%, 1.43% and 1.10% for Class R2, Class R4 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 90/365 (to reflect the one-half year period).

3 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | International Value Equity Fund	9

Portfolio summary

Top 10 Holdings (10.7% of Net Assets on 9-30-13)[1,2]

Novartis AG	1.3%	Shire PLC	1.0%

Total SA	1.2%	Royal Dutch Shell PLC, A Shares	1.0%

HSBC Holdings PLC	1.1%	Diageo PLC	1.0%

Allianz SE	1.1%	Credit Suisse Group AG	1.0%

Vodafone Group PLC	1.0%	Aegon NV	1.0%

Sector Composition[1,3]

Financials	22.1%	Telecommunication Services	7.7%

Industrials	12.4%	Materials	6.6%

Consumer Discretionary	11.2%	Information Technology	3.9%

Consumer Staples	9.9%	Utilities	3.9%

Health Care	9.1%	Short-Term Investments & Other	4.2%

Energy	9.0%

1 As a percentage of net assets on 9-30-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may not increase in price as anticipated or may decline further in value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. The prices of medium company stocks can change more frequently and dramatically than those of large company stocks. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectuses.

10	International Value Equity Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

	Shares	Value

Common Stocks 94.9%		$414,566,482

(Cost $357,684,721)

Australia 5.1%		22,392,790

AGL Energy, Ltd.	238,636	3,434,417

Australia & New Zealand Banking Group, Ltd.	136,709	3,928,612

BHP Billiton, Ltd.	104,467	3,484,353

Incitec Pivot, Ltd.	837,306	2,104,867

National Australia Bank, Ltd.	122,194	3,915,173

Newcrest Mining, Ltd.	134,742	1,471,993

Santos, Ltd.	287,089	4,053,375

Austria 0.9%		3,938,980

Telekom Austria AG	469,179	3,938,980

Canada 7.2%		31,488,021

Bank of Montreal	60,919	4,065,998

Barrick Gold Corp.	153,528	2,858,761

Bombardier, Inc.	694,361	3,228,959

Husky Energy, Inc.	131,196	3,772,657

Magna International, Inc.	47,225	3,894,727

Potash Corp. of Saskatchewan, Inc.	66,848	2,090,359

Sun Life Financial, Inc. (L)	105,525	3,370,489

Suncor Energy, Inc.	117,469	4,200,168

The Toronto-Dominion Bank (L)	44,493	4,005,903

China 1.9%		8,197,746

China Petroleum & Chemical Corp., H Shares	5,100,800	3,987,979

CNOOC, Ltd.	2,083,000	4,209,767

Denmark 0.8%		3,395,035

Danske Bank A/S (I)	157,731	3,395,035

Finland 0.6%		2,789,546

Kesko OYJ, B Shares	92,948	2,789,546

France 8.0%		34,858,282

Cie de Saint-Gobain	79,333	3,930,389

France Telecom SA	299,860	3,761,364

GDF Suez	155,519	3,908,922

Lafarge SA	49,298	3,433,701

Sanofi	34,102	3,458,236

Societe BIC SA	30,352	3,529,699

Total SA (L)	87,574	5,089,918

See notes to financial statements	Semiannual report | International Value Equity Fund	11

	Shares	Value

France (continued)

Vinci SA	68,608	$3,989,496

Vivendi SA	163,228	3,756,557

Germany 10.4%		45,326,262

Allianz SE	29,252	4,598,524

BASF SE	33,142	3,182,136

Bayerische Motoren Werke AG	39,353	4,230,640

Deutsche Bank AG	79,265	3,639,504

Deutsche Boerse AG	54,221	4,080,056

E.ON AG	184,983	3,290,272

Infineon Technologies AG	359,829	3,599,794

Muenchener Rueckversicherungs AG	18,801	3,677,579

Osram Licht AG (I)	2,983	140,040

Rheinmetall AG	69,284	3,984,135

Rhoen-Klinikum AG	155,091	3,986,072

Siemens AG	29,837	3,597,121

Software AG	93,220	3,320,389

Hong Kong 4.0%		17,339,600

China Mobile, Ltd.	359,000	4,043,153

Guangdong Investment, Ltd.	3,870,000	3,324,345

Hang Lung Group, Ltd.	585,000	3,098,164

Swire Pacific, Ltd., Class A	255,500	3,060,174

Yue Yuen Industrial Holdings, Ltd.	1,375,000	3,813,764

Ireland 1.3%		5,705,665

C&C Group PLC	234,278	1,267,994

Shire PLC	110,830	4,437,671

Israel 0.8%		3,402,299

Teva Pharmaceutical Industries, Ltd.	90,315	3,402,299

Japan 17.9%		78,028,249

Aisin Seiki Company, Ltd.	94,200	4,037,431

Bridgestone Corp.	103,700	3,795,941

East Japan Railway Company	42,100	3,628,946

Fujitsu, Ltd. (I)	825,000	3,086,369

Honda Motor Company, Ltd.	97,100	3,710,708

Inpex Corp.	250,800	2,964,707

JGC Corp.	110,000	3,982,069

Kobayashi Pharmaceutical Company, Ltd.	47,000	2,694,185

Komatsu, Ltd.	130,700	3,262,749

Kyocera Corp.	71,200	3,793,511

Mitsubishi Corp.	140,600	2,851,870

Mitsubishi UFJ Financial Group	651,100	4,176,708

Mitsui Fudosan Company, Ltd.	80,000	2,703,941

MS&AD Insurance Group Holdings	90,600	2,374,173

Nidec Corp. (L)	49,100	4,065,912

Nikon Corp.	155,000	2,706,354

Nippon Building Fund, Inc.	133	1,656,444

Nippon Telegraph & Telephone Corp.	67,100	3,482,801

Nissan Motor Company, Ltd.	322,200	3,243,985

12	International Value Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value

Japan (continued)

Sumitomo Chemical Company, Ltd. (L)	889,000	$3,393,739

The Bank of Yokohama, Ltd.	404,000	2,313,364

Tokyo Electron, Ltd.	63,800	3,431,946

Toyo Suisan Kaisha, Ltd.	114,000	3,351,061

Tsuruha Holdings, Inc.	37,600	3,319,335

Netherlands 4.3%		18,608,271

Aegon NV	574,143	4,251,336

Heineken Holding NV	62,034	3,924,855

Koninklijke KPN NV (I)	788,660	2,513,689

Royal Dutch Shell PLC, A Shares	132,038	4,355,752

TNT Express NV	390,746	3,562,639

Norway 0.8%		3,495,071

DNB ASA	230,102	3,495,071

Singapore 2.4%		10,673,855

DBS Group Holdings, Ltd.	283,500	3,713,017

SembCorp Industries, Ltd.	769,000	3,243,207

Singapore Telecommunications, Ltd.	1,243,000	3,717,631

South Africa 0.5%		2,287,787

Tiger Brands, Ltd.	76,811	2,287,787

Spain 1.6%		6,912,296

Banco Bilbao Vizcaya Argentaria SA	276,651	3,108,038

Telefonica SA (I)	243,409	3,804,258

Sweden 3.2%		14,084,667

Meda AB, Series A	259,017	3,116,075

Modern Times Group AB, B Shares	76,154	3,977,707

Saab AB	149,814	2,996,227

Securitas AB, Series B	349,673	3,994,658

Switzerland 5.8%		25,425,414

Aryzta AG (I)	60,938	4,073,298

Credit Suisse Group AG (I)	138,843	4,254,601

Glencore Xstrata PLC (I)	663,759	3,620,688

Lonza Group AG (I)	49,034	4,013,600

Nestle SA	56,597	3,964,174

Novartis AG	71,541	5,499,053

United Kingdom 17.4%		76,216,646

Anglo American PLC	122,570	3,014,102

AstraZeneca PLC	80,287	4,172,576

Aviva PLC	523,857	3,362,406

Barclays PLC	953,059	4,100,476

British Sky Broadcasting Group PLC	260,712	3,674,655

Debenhams PLC	2,256,292	3,727,868

Diageo PLC	135,771	4,314,345

GlaxoSmithKline PLC	155,136	3,899,024

HSBC Holdings PLC	450,772	4,885,113

Imperial Tobacco Group PLC	108,011	4,001,815

Kingfisher PLC	670,658	4,184,544

See notes to financial statements	Semiannual report | International Value Equity Fund	13

		Shares	Value

United Kingdom (continued)

National Grid PLC		273,363	$3,233,935

Reed Elsevier PLC		301,281	4,058,147

RSA Insurance Group PLC (L)		1,876,804	3,674,216

Smith & Nephew PLC		291,123	3,634,448

Standard Chartered PLC (I)		161,547	3,874,660

Subsea 7 SA		132,968	2,763,731

Tesco PLC		583,341	3,391,232

Unilever PLC		97,353	3,759,937

Vodafone Group PLC		1,273,150	4,489,416

Preferred Securities 0.9%			$3,954,239

(Cost $4,335,808)

Brazil 0.9%			3,954,239

Petroleo Brasileiro SA		477,330	3,954,239

Rights 0.0%			$37,801

(Cost $37,036)

Spain 0.0%			37,801

Banco Bilbao Vizcaya Argentaria SA (I)		276,651	37,801

	Yield (%)	Shares	Value

Securities Lending Collateral 5.0%			$21,844,436

(Cost $21,844,402)

John Hancock Collateral Investment Trust (W)	0.1739 (Y)	2,182,654	21,844,436

		Par value	Value

Short-Term Investments 3.4%			$14,816,000

(Cost $14,816,000)

Repurchase Agreement 3.4%			14,816,000
Barclays Capital Tri-Party Repurchase Agreement dated 9-30-13 at 0.060% to be repurchased at $14,816,025 on 10-1-13,
collateralized by $15,411,000 U.S. Treasury Notes, 0.750%
due 2-28-18 (valued at $15,112,359, including interest)		$14,816,000	14,816,000

Total investments (Cost $398,717,967)† 104.2%			$455,218,958

Other assets and liabilities, net (4.2%)			($18,498,421)

Total net assets 100.0%			$436,720,537

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 9-30-13.

14	International Value Equity Fund | Semiannual report	See notes to financial statements

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $398,766,568. Net unrealized appreciation aggregated $56,452,390, of which $65,099,195 related to appreciated investment securities and $8,646,805 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 9-30-13:

Financials	22.1%
Industrials	12.4%
Consumer Discretionary	11.2%
Consumer Staples	9.9%
Health Care	9.1%
Energy	9.0%
Telecommunication Services	7.7%
Materials	6.6%
Information Technology	3.9%
Utilities	3.9%
Short-Term Investments & Other	4.2%

See notes to financial statements	Semiannual report | International Value Equity Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $376,873,565) including
$20,763,434 of securities loaned	$433,374,522
Investments in affiliated issuers, at value (Cost $21,844,402)	21,844,436

Total investments, at value (Cost $398,717,967)	455,218,958
Cash	204,122
Foreign currency, at value (Cost $1,500,931)	1,507,048
Receivable for investments sold	504,171
Receivable for fund shares sold	76,680
Dividends and interest receivable	1,256,659
Receivable for securities lending income	10,130
Receivable due from advisor	636
Other receivables and prepaid expenses	69,027

Total assets	458,847,431

Liabilities

Payable for investments purchased	37,607
Payable for fund shares repurchased	12,905
Payable upon return of securities loaned	21,843,351
Payable to affiliates
Accounting and legal services fees	35,175
Transfer agent fees	2,230
Trustees’ fees	479
Other liabilities and accrued expenses	195,147

Total liabilities	22,126,894

Net assets	$436,720,537

Net assets consist of

Paid-in capital	$358,611,671
Undistributed net investment income	5,758,222
Accumulated net realized gain (loss) on investments and foreign
currency transactions	15,831,450
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	56,519,194

Net assets	$436,720,537

16	International Value Equity Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($14,047,945 ÷ 1,510,034 shares)[1]	$9.30
Class I ($6,847,354 ÷ 734,726 shares)	$9.32
Class R2 ($109,220 ÷ 11,723 shares)	$9.32
Class R4 ($109,287 ÷ 11,723 shares)	$9.32
Class R6 ($109,376 ÷ 11,723 shares)	$9.33
Class NAV ($415,497,355 ÷ 44,514,958 shares)	$9.33

Maximum offering price per share

Class A (net asset value per share ÷ 95%) [2]	$9.79

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Value Equity Fund	17

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 9-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,350,399
Securities lending	275,436
Interest	3,086
Less foreign taxes withheld	(666,295)

Total investment income	6,962,626

Expenses

Investment management fees	1,674,645
Distribution and service fees	13,893
Accounting and legal services fees	36,161
Transfer agent fees	11,754
Trustees’ fees	7,789
State registration fees	28,009
Printing and postage	4,747
Professional fees	29,251
Custodian fees	187,825
Registration and filing fees	26,249
Other	6,084

Total expenses	2,026,407
Less expense reductions	(25,983)

Net expenses	2,000,424

Net investment income	4,962,202

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,566,400
Investments in affiliated issuers	(1,178)
Foreign currency transactions	(183,696)

7,381,526
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	19,402,527
Investments in affiliated issuers	(162)
Translation of assets and liabilities in foreign currencies	11,486

19,413,851

Net realized and unrealized gain	26,795,377

Increase in net assets from operations	$31,757,579

18	International Value Equity Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$4,962,202	$4,618,103
Net realized gain	7,381,526	12,266,852
Change in net unrealized appreciation (depreciation)	19,413,851	24,913,688

Increase in net assets resulting from operations	31,757,579	41,798,643

Distributions to shareholders
From net investment income
Class A	—	(47,358)
Class I	—	(63,687)
Class NAV	—	(4,286,345)
From net realized gain
Class A	—	(79,058)
Class I	—	(82,016)
Class NAV	—	(4,779,603)

Total distributions	—	(9,338,067)

From fund share transactions	84,113,285	170,679,513

Total increase	115,870,864	203,140,089

Net assets

Beginning of period	320,849,673	117,709,584

End of period	$436,720,537	$320,849,673

Undistributed net investment income	$5,758,222	$796,020

See notes to financial statements	Semiannual report | International Value Equity Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2,3]	10-31-10[4]	10-31-09[4]	10-31-08[4]

Per share operating performance

Net asset value, beginning
of period	$8.66	$8.22	$9.09	$11.26	$9.90	$7.97	$18.21
Net investment income[5]	0.09	0.12	0.14	0.02	0.03	0.07	0.28
Net realized and unrealized gain
(loss) on investments	0.55	0.54	(0.92)[6]	0.79	1.39[7]	2.54[7]	(7.82)[7]
Total from
investment operations	0.64	0.66	(0.78)	0.81	1.42	2.61	(7.54)
Less distributions
From net investment income	—	(0.08)	(0.06)	(0.28)	(0.06)	(0.68)	(0.25)
From net realized gain	—	(0.14)	(0.05)	(2.70)	—	—	(2.45)
Total distributions	—	(0.22)	(0.11)	(2.98)	(0.06)	(0.68)	(2.70)
Contribution from adviser	—	—	0.02[8]	—	—	—	—
Net asset value, end of period	$9.30	$8.66	$8.22	$9.09	$11.26	$9.90	$7.97
Total return (%)[9,10]	7.39[11]	8.16	(8.20)[8]	9.13[11]	14.46	35.61	(48.17)

Ratios and supplemental data

Net assets, end of period
(in millions)	$14	$7	$3	$3	$3	$30	$24
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.65[12]	1.99	3.73	16.05[12]	6.71	2.68	1.56
Expenses net of fee waivers
and credits	1.60[12]	1.60	1.60	1.77[12]	1.85	1.85	1.56
Net investment income	2.08[12]	1.52	1.68	0.48[12]	0.33	0.88	2.09
Portfolio turnover (%)	16	27	21	12[13]	80	123	13

1 Six months ended 9-30-13. Unaudited.
2 For the five month period ended 3-31-11. The fund changed its fiscal year end from October 31 to March 31.
3 After the close of business on 2-11-11, holders of Class A shares of the former Optique International Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Value Equity Fund. These shares were first offered on 2-14-11. Additionally, the accounting and performance history of the Class A shares of the predecessor fund was redesignated as that of John Hancock International Value Equity Fund Class A.
4 Audited by previous independent registered public accounting firm.
5 Based on the average daily shares outstanding.
6 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
7 Includes redemption fees retained by the fund. Such redemption fees represent less than $0.01 per share.
8 In October 2011, the advisor made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
9 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
10 Does not reflect the effect of sales charges, if any.
11 Not annualized.
12 Annualized.
13 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

20	International Value Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	9-30-13[1]	3-31-13	3-31-12	3-31-11[2]

Per share operating performance

Net asset value, beginning of period	$8.66	$8.21	$9.09	$8.98
Net investment income[3]	0.11	0.13	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.55	0.57	(0.95)[4]	0.09
Total from investment operations	0.66	0.70	(0.76)	0.11
Less distributions
From net investment income	—	(0.11)	(0.09)	—
From net realized gain	—	(0.14)	(0.05)	—
Total distributions	—	(0.25)	(0.14)	—
Contribution from adviser	—	—	0.02[5]	—
Net asset value, end of period	$9.32	$8.66	$8.21	$9.09
Total return (%)[6]	7.62[7]	8.61	(7.87)[5]	1.22[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$6	$1	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[9]	2.08	7.59	12.90[9]
Expenses net of fee waivers and credits	1.29[9]	1.28	1.18	1.18[9]
Net investment income	2.54[9]	1.52	2.36	1.89[9]
Portfolio turnover (%)	16	27	21	12[10]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class I shares is 2-14-11.
3 Based on the average daily shares outstanding.
4 The amount shown for a share outstanding does not correspond with the aggregate gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
5 In October 2011, the advisor made a voluntary payment to the fund of $6,950. Without this payment, performance would have been lower.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Portfolio turnover is shown for the period from 11-1-10 to 3-31-11.

CLASS R2 SHARES Period ended	9-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$8.53
Net investment income[3]	0.01
Net realized and unrealized gain on investments	0.78
Total from investment operations	0.79
Net asset value, end of period	$9.32
Total return (%)[4]	9.26[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.75[7]
Expenses net of fee waivers and credits	1.68[7]
Net investment income	0.59[7]
Portfolio turnover (%)	16[8]

1 The period ended 9-30-13. Unaudited.
2 The inception date for Class R2 shares is 7-2-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-13 to 9-30-13.

See notes to financial statements	Semiannual report | International Value Equity Fund	21

CLASS R4 SHARES Period ended	9-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$8.53
Net investment income[3]	0.02
Net realized and unrealized gain on investments	0.77
Total from investment operations	0.79
Net asset value, end of period	$9.32
Total return (%)[4]	9.26[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.75[7]
Expenses net of fee waivers and credits	1.43[7]
Net investment income	0.84[7]
Portfolio turnover (%)	16[8]

1 The period ended 9-30-13. Unaudited.
2 The inception date for Class R4 shares is 7-2-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-13 to 9-30-13.

CLASS R6 SHARES Period ended	9-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$8.53
Net investment income[3]	0.03
Net realized and unrealized gain on investments	0.77
Total from investment operations	0.80
Net asset value, end of period	$9.33
Total return (%)[4]	9.38[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.52[7]
Expenses net of fee waivers and credits	1.10[7]
Net investment income	1.18[7]
Portfolio turnover (%)	16[8]

1 The period ended 9-30-13. Unaudited.
2 The inception date for Class R6 shares is 7-2-13.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-13 to 9-30-13.

22	International Value Equity Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$8.66	$8.22	$7.21
Net investment income[3]	0.12	0.15	0.05
Net realized and unrealized gain on investments	0.55	0.55	0.96
Total from investment operations	0.67	0.70	1.01
Less distributions
From net investment income	—	(0.12)	—[4]
From net realized gain	—	(0.14)	—
Total distributions	—	(0.26)	—[4]
Net asset value, end of period	$9.33	$8.66	$8.22
Total return (%)[5]	7.74[6]	8.69	14.05[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$415	$307	$114
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[7]	1.08	1.08[7]
Expenses net of fee waivers and credits	1.03[7]	1.08	1.08[7]
Net investment income	2.63[7]	1.78	2.21[7]
Portfolio turnover (%)	16	27	21[8]

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class NAV shares is 12-16-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.
8 Portfolio turnover is shown for the period from 4-1-11 to 3-31-12.

See notes to financial statements	Semiannual report | International Value Equity Fund	23

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Value Equity Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

24	International Value Equity Fund | Semiannual report

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 9-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$22,392,790	—	$22,392,790	—
Austria	3,938,980	—	3,938,980	—
Canada	31,488,021	$31,488,021	—	—
China	8,197,746	—	8,197,746	—
Denmark	3,395,035	—	3,395,035	—
Finland	2,789,546	—	2,789,546	—
France	34,858,282	—	34,858,282	—
Germany	45,326,262	—	45,326,262	—
Hong Kong	17,339,600	—	17,339,600	—
Ireland	5,705,665	—	5,705,665	—
Israel	3,402,299	—	3,402,299	—
Japan	78,028,249	—	78,028,249	—
Netherlands	18,608,271	—	18,608,271	—
Norway	3,495,071	—	3,495,071	—
Singapore	10,673,855	—	10,673,855	—
South Africa	2,287,787	—	2,287,787	—
Spain	6,912,296	—	6,912,296	—
Sweden	14,084,667	—	14,084,667	—
Switzerland	25,425,414	—	25,425,414	—
United Kingdom	76,216,646	—	76,216,646	—
Preferred Securities
Brazil	3,954,239	3,954,239	—	—
Rights
Spain	37,801	37,801	—	—
Securities Lending
Collateral	21,844,436	21,844,436	—	—
Short-Term Investments	14,816,000	—	14,816,000	—
Total Investments in
Securities	$455,218,958	$57,324,497	$397,894,461	—

Semiannual report | International Value Equity Fund	25

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

26	International Value Equity Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments held in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $362. For the six months ended September 30, 2013, the fund had no significant borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | International Value Equity Fund	27

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $100,000,000 of the fund’s average daily net assets; (b) 0.875% of the next $900,000,000 of the fund’s average daily net assets; (c) 0.850% of the next $1,000,000,000 of the fund’s average daily net assets; (d) 0.825% of the next $1,000,000,000 of the fund’s average daily net assets; (e) 0.800% of the next $1,000,000,000 of the fund’s average daily net assets and (f) 0.775% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion up to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion up to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating

28	International Value Equity Fund | Semiannual report

portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.60%, 1.29%, 1.68%, 1.43% and 1.10% for Class A, Class I, Class R2, Class R4 and Class R6 shares respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. These expense limitations shall remain in effect until June 30, 2014 for Class A, Class I, Class R2, Class R4 and Class R6 shares and thereafter until terminated by the Advisor.

Accordingly, these expense reductions amounted to $2,551, $5,809, $3,389, $3,428, $3,740 and $7,040 for Class A, Class I, Class R2, Class R4, Class R6 and Class NAV shares, respectively, for the six months ended September 30, 2013.

The investment management fees, including the impact of waivers and reimbursements as described above, incurred for the six months ended September 30, 2013 were equivalent to a net annual effective rate of 0.87% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $26 for Class R4 shares for the period ended September 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $41,986 for the six months ended September 30, 2013. Of this amount, $6,996 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,962 was paid as sales commissions to broker-dealers and $28 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Semiannual report | International Value Equity Fund	29

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, the fund did not pay CDSCs for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$13,763	$8,396	$8,847	$2,530
Class I	—	3,340	8,460	2,193
Class R2	65	6	3,479	8
Class R4	65	6	3,479	8
Class R6	—	6	3,744	8
Total	$13,893	$11,754	$28,009	$4,747

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lending	$15,626,831	3	0.46%	$593

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

30	International Value Equity Fund | Semiannual report

	Six months ended 9-30-13		Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	740,385	$6,478,850	681,430	$5,618,151
Distributions reinvested	—	—	14,621	122,084
Repurchased	(85,147)	(742,184)	(197,404)	(1,628,179)

Net increase	655,238	$5,736,666	498,647	$4,112,056

Class I shares

Sold	43,414	$381,458	604,155	$5,156,332
Distributions reinvested	—	—	17,140	142,946
Repurchased	(9,630)	(85,582)	(10,943)	(92,922)

Net increase	33,784	$295,876	610,352	$5,206,356

Class R2 shares[1]

Sold	11,723	$100,000	—	—

Net increase	11,723	$100,000	—	—

Class R4 shares[1]

Sold	11,723	$100,000	—	—

Net increase	11,723	$100,000	—	—

Class R6 shares[1]

Sold	11,723	$100,000	—	—

Net increase	11,723	$100,000	—	—

Class NAV shares

Sold	9,023,443	$77,784,908	21,601,965	160,986,341
Distributions reinvested	—	—	1,087,044	9,065,948
Repurchased	(478)	(4,165)	(1,071,284)	(8,691,188)

Net increase	9,022,965	$77,780,743	21,617,725	161,361,101

Total net increase	9,747,156	$84,113,285	22,726,724	$170,679,513

1 The inception date for Class R2, Class R4 and Class R6 shares is 7-2-13.

Affiliates of the fund owned 2%, 100%, 100%, 100% and 100% of shares of beneficial interest of Class I, Class R2, Class R4, Class R6 and Class NAV, respectively, on September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $139,437,524 and $52,761,240, respectively, for the six months ended September 30, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2013, funds within the John Hancock funds complex held 95.1% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Aggressive Portfolio	14.9%
Lifestyle Moderate Portfolio	6.3%
Lifestyle Growth Portfolio	35.6%
Lifestyle Balanced Portfolio	30.5%

Semiannual report | International Value Equity Fund	31

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock International Value Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

32	International Value Equity Fund | Semiannual report

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Semiannual report | International Value Equity Fund	33

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one-year period ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance, noting that the fund commenced operations on February 14, 2011 and has a limited performance history.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees and total expenses for this fund are higher than the peer group medians. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the sub-advisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that the Advisor has agreed to fee waivers and/or expense reimbursements with respect to total operating expenses of certain share classes of the fund. The Board also noted that the Advisor pays the subadvisory fees of the fund. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

34	International Value Equity Fund | Semiannual report

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such/certain breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

Semiannual report | International Value Equity Fund	35

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds;

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

36	International Value Equity Fund | Semiannual report

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | International Value Equity Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	International Value Equity Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Value Equity Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	366SA 9/13
MF160076	11/13

John Hancock
INVESTMENTS

John Hancock
Strategic Growth Fund

Semiannual Report
9.30.13

A look at performance

Total returns for the period ended September 30, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]

Class A	13.77	—	—	19.53	8.78	13.77	—	—	37.67

Class I2	20.28	—	—	23.49	14.68	20.28	—	—	45.93

Class NAV[2]	20.37	—	—	23.65	14.76	20.37	—	—	46.28

Index†	19.27	—	—	22.15	10.34	19.27	—	—	42.97

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class I or Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least through 6-30-14 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV shares, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.30	0.94	0.78
Gross (%)	2.01	5.88	0.78

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Russell 1000 Growth Index.

See the following page for footnotes.

6	Strategic Growth Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class I2	12-19-11	$14,593	$14,593	$14,297

Class NAV[2]	12-19-11	14,628	14,628	14,297

Russell 1000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 12-19-11.

2 For certain types of investors, as described in the fund’s prospectuses.

Semiannual report | Strategic Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,145.00	$6.99

Class I	1,000.00	1,146.80	5.06

Class NAV	1,000.00	1,147.60	3.90

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Strategic Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2013, with the same investment held until September 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 4-1-13	on 9-30-13	period ended 9-30-13[1]

Class A	$1,000.00	$1,018.60	$6.58

Class I	1,000.00	1,020.40	4.76

Class NAV	1,000.00	1,021.40	3.75

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.30%, 0.94% and 0.74% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Strategic Growth Fund	9

Portfolio summary

Top 10 Holdings (29.2% of Net Assets on 9-30-13)[1,2]

Apple, Inc.	4.6%	Visa, Inc., Class A	2.7%

Google, Inc., Class A	3.8%	Gilead Sciences, Inc.	2.6%

Philip Morris International, Inc.	3.2%	eBay, Inc.	2.5%

Facebook, Inc., Class A	2.8%	Biogen Idec, Inc.	2.2%

Amazon.com, Inc.	2.8%	priceline.com, Inc.	2.0%

Sector Composition[1,3]

Information Technology	30.2%	Energy	4.7%

Consumer Discretionary	19.0%	Financials	4.3%

Health Care	13.5%	Telecommunication Services	3.6%

Industrials	12.0%	Materials	2.8%

Consumer Staples	5.9%	Short-Term Investments & Other	4.0%

1 As a percentage of net assets on 9-30-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the fund to underperform. Growth stocks may be subject to greater price fluctuations because their prices tend to place greater emphasis on earning expectations. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

10	Strategic Growth Fund | Semiannual report

Fund’s investments

As of 9-30-13 (unaudited)

	Shares	Value
Common Stocks 96.0%	$1,070,945,419

(Cost $864,020,575)

Consumer Discretionary 19.0%		212,007,983

Hotels, Restaurants & Leisure 3.4%

Las Vegas Sands Corp.	180,969	12,019,961

Panera Bread Company, Class A (I)	96,030	15,223,636

Starbucks Corp.	141,844	10,917,733

Household Durables 1.2%

Mohawk Industries, Inc. (I)	105,628	13,758,047

Internet & Catalog Retail 5.9%

Amazon.com, Inc. (I)	98,633	30,836,621

priceline.com, Inc. (I)	21,762	22,000,294

TripAdvisor, Inc. (I)(L)	166,641	12,638,053

Media 3.1%

AMC Networks, Inc., Class A (I)	221,049	15,137,436

Comcast Corp., Class A	308,191	13,914,824

Discovery Communications, Inc., Class A (I)	65,636	5,540,991

Specialty Retail 3.8%

Lowe’s Companies, Inc.	192,508	9,165,306

The Home Depot, Inc.	282,143	21,400,547

Tractor Supply Company	177,654	11,933,019

Textiles, Apparel & Luxury Goods 1.6%

Michael Kors Holdings, Ltd. (I)	235,125	17,521,515

Consumer Staples 5.9%		65,655,588

Food & Staples Retailing 2.7%

Costco Wholesale Corp.	167,360	19,266,483

Whole Foods Market, Inc.	189,358	11,077,443

Tobacco 3.2%

Philip Morris International, Inc.	407,803	35,311,662

Energy 4.7%		52,522,358

Energy Equipment & Services 3.2%

Halliburton Company	410,612	19,770,968

Schlumberger, Ltd.	176,493	15,594,921

Oil, Gas & Consumable Fuels 1.5%

Anadarko Petroleum Corp.	184,498	17,156,469

See notes to financial statements	Semiannual report | Strategic Growth Fund	11

Financials 4.3%		$48,049,329

Commercial Banks 1.6%

First Republic Bank	389,934	18,182,622

Diversified Financial Services 2.7%

Citigroup, Inc.	346,171	16,792,755

JPMorgan Chase & Company	252,930	13,073,952

Health Care 13.5%		150,403,900

Biotechnology 7.5%

Alexion Pharmaceuticals, Inc. (I)	169,106	19,643,353

Amgen, Inc.	96,962	10,853,926

Biogen Idec, Inc. (I)	100,555	24,209,622

Gilead Sciences, Inc. (I)	464,251	29,173,533

Health Care Providers & Services 1.2%

Express Scripts Holding Company (I)	218,644	13,507,826

Health Care Technology 1.4%

Cerner Corp. (I)	175,068	9,199,823

Medidata Solutions, Inc. (I)	64,141	6,345,469

Pharmaceuticals 3.4%

AbbVie, Inc.	408,571	18,275,381

Perrigo Company (L)	155,576	19,194,967

Industrials 12.0%		133,471,400

Aerospace & Defense 3.5%

B/E Aerospace, Inc. (I)	87,779	6,479,846

Precision Castparts Corp.	87,806	19,953,035

United Technologies Corp.	111,000	11,968,020

Building Products 2.6%

Fortune Brands Home & Security, Inc.	449,695	18,720,803

USG Corp. (I)(L)	353,068	10,090,683

Electrical Equipment 0.8%

Eaton Corp. PLC	133,251	9,172,999

Machinery 3.4%

Cummins, Inc.	156,193	20,753,364

WABCO Holdings, Inc. (I)	197,870	16,672,526

Road & Rail 0.8%

Union Pacific Corp.	60,280	9,363,895

Trading Companies & Distributors 0.9%

United Rentals, Inc. (I)	176,638	10,296,229

Information Technology 30.2%		336,703,397

Computers & Peripherals 4.6%

Apple, Inc.	106,718	50,877,807

Electronic Equipment, Instruments & Components 1.1%

Amphenol Corp., Class A	165,432	12,801,128

12	Strategic Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value
Internet Software & Services 10.8%

Demandware, Inc. (I)		219,502	$10,169,528

eBay, Inc. (I)		496,471	27,698,117

Facebook, Inc., Class A (I)		630,818	31,692,296

Google, Inc., Class A (I)		48,115	42,144,410

LinkedIn Corp., Class A (I)		35,923	8,839,213

IT Services 7.7%

Alliance Data Systems Corp. (I)(L)		92,819	19,628,434

FleetCor Technologies, Inc. (I)		153,665	16,927,736

Vantiv, Inc., Class A (I)		685,530	19,153,708

Visa, Inc., Class A		156,849	29,973,844

Semiconductors & Semiconductor Equipment 1.7%

Texas Instruments, Inc.		479,283	19,300,726

Software 4.3%

Guidewire Software, Inc. (I)		168,305	7,928,849

Microsoft Corp.		308,241	10,267,508

ServiceNow, Inc. (I)(L)		130,650	6,787,268

Splunk, Inc. (I)		107,060	6,427,882

VMware, Inc., Class A (I)		198,825	16,084,943

Materials 2.8%			31,679,599

Chemicals 1.9%

Monsanto Company		71,885	7,502,637

The Sherwin-Williams Company		75,353	13,727,810

Metals & Mining 0.9%

Nucor Corp.		213,161	10,449,152

Telecommunication Services 3.6%			40,451,865

Wireless Telecommunication Services 3.6%

Crown Castle International Corp. (I)		286,294	20,908,051

SBA Communications Corp., Class A (I)		242,901	19,543,814

	Yield (%)	Shares	Value
Securities Lending Collateral 5.4%			$60,655,561

(Cost $60,648,907)
John Hancock Collateral Investment Trust (W)	0.1739% (Y)	6,060,586	60,655,561

See notes to financial statements	Semiannual report | Strategic Growth Fund	13

	Shares	Value
Short-Term Investments 1.7%		$19,033,000

(Cost $19,033,000)

Repurchase Agreement 1.7%		19,033,000
Repurchase Agreement with State Street Corp.
dated 9-30-13 at 0.000% to be repurchased
at $19,033,000 on 10-1-13, collateralized
by $17,955,000 U.S. Treasury Note. 3.125%
due 5-15-21 (valued at $19,413,844,
including interest)	$19,033,000	19,033,000

Total investments (Cost $943,702,482) † 103.1%	$1,150,633,980

Other assets and liabilities, net (3.1%)		($34,404,998)

Total net assets 100.0%	$1,116,228,982

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 9-30-13.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 9-30-13.

† At 9-30-13, the aggregate cost of investment securities for federal income tax purposes was $944,713,367. Net unrealized appreciation aggregated $205,920,613, of which $209,382,649 related to appreciated investment securities and $3,462,036 related to depreciated investment securities.

14	Strategic Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $883,053,575) including
$59,543,343 of securities loaned	$1,089,978,419
Investments in affiliated issuers, at value (Cost $60,648,907)	60,655,561

Total investments, at value (Cost $943,702,482)	1,150,633,980
Cash	23,622,262
Receivable for interfund lending	11,615,970
Receivable for investments sold	1,583,883
Receivable for fund shares sold	47,159
Dividends and interest receivable	676,708
Receivable for securities lending income	10,060
Receivable due from advisor	200
Other receivables and prepaid expenses	24,741

Total assets	1,188,214,963

Liabilities

Payable for fund shares repurchased	11,180,229
Payable upon return of securities loaned	60,656,980
Payable to affiliates
Accounting and legal services fees	89,841
Transfer agent fees	860
Trustees’ fees	2,036
Other liabilities and accrued expenses	56,035

Total liabilities	71,985,981

Net assets	$1,116,228,982

Net assets consist of

Paid-in capital	$859,958,667
Undistributed net investment income	4,721,099
Accumulated net realized gain (loss) on investments	44,617,718
Net unrealized appreciation (depreciation) on investments	206,931,498
Net assets	$1,116,228,982

See notes to financial statements	Semiannual report | Strategic Growth Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($6,600,162 ÷ 456,672 shares)[1]	$14.45
Class I ($920,543 ÷ 63,363 shares)	$14.53
Class NAV ($1,108,708,277 ÷ 76,241,683 shares)	$14.54

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.21

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Strategic Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-13 (unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,328,251
Securities lending	45,364
Interest	2,685

Total investment income	5,376,300

Expenses

Investment management fees	3,826,107
Distribution and service fees	8,543
Accounting and legal services fees	90,086
Transfer agent fees	4,784
Trustees’ fees	23,449
State registration fees	16,083
Printing and postage	2,430
Professional fees	33,168
Custodian fees	53,898
Other	8,277

Total expenses before reductions	4,066,825
Net expense reductions	(35,141)

Total expenses	4,031,684

Net investment income	1,344,616

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	51,734,853
Investments in affiliated issuers	(4,018)
51,730,835
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	95,646,797
Investments in affiliated issuers	4,930
95,651,727
Net realized and unrealized gain	147,382,562

Increase in net assets from operations	$148,727,178

See notes to financial statements	Semiannual report | Strategic Growth Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	9-30-13	ended
	(Unaudited)	3-31-13

Increase (decrease) in net assets

From operations
Net investment income	$1,344,616	$6,098,580
Net realized gain (loss)	51,730,835	(7,090,053)
Change in net unrealized appreciation (depreciation)	95,651,727	69,801,172

Increase in net assets resulting from operations	148,727,178	68,809,699

Distributions to shareholders
From net investment income
Class I	—	(687)
Class NAV	—	(2,794,360)
From net realized gain
Class A	—	(11,944)
Class I	—	(1,468)
Class NAV	—	(2,610,928)

Total distributions	—	(5,419,387)

From fund share transactions	(51,411,040)	616,312,525

Total increase	97,316,138	679,702,837

Net assets

Beginning of period	1,018,912,844	339,210,007

End of period	$1,116,228,982	$1,018,912,844

Undistributed net investment income	$4,721,099	$3,376,483

18	Strategic Growth Fund | Semiannual report

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.62	$12.14	$10.00
Net investment income (loss)[3]	(0.02)	0.02	(0.01)
Net realized and unrealized gain on investments	1.85	0.49	2.15
Total from investment operations	1.83	0.51	2.14
Less distributions
From net investment income	—	—	—[4]
From net realized gain	—	(0.03)	—
Total distributions	—	(0.03)	—[4]
Net asset value, end of period	$14.45	$12.62	$12.14
Total return (%)[5,6]	14.50[7]	4.25	21.41[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55[8]	2.01	2.05[8]
Expenses net of fee waivers	1.30[8]	1.30	1.30[8]
Net investment income (loss)	(0.30)[8]	0.18	(0.32)[8]
Portfolio turnover (%)	51	100	26

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class A shares is 12-19-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Strategic Growth Fund	19

CLASS I SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance

Net asset value, beginning of period	$12.67	$12.16	$10.00
Net investment income[3]	—[4]	0.06	—[4]
Net realized and unrealized gain on investments	1.86	0.50	2.16
Total from investment operations	1.86	0.56	2.16
Less distributions
From net investment income	—	(0.02)	—[4]
From net realized gain	—	(0.03)	—
Total distributions	—	(0.05)	—[4]
Net asset value, end of period	$14.53	$12.67	$12.16
Total return (%)[5]	14.68[6]	4.62	21.63[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.89[8]	5.88	11.44[8]
Expenses net of fee waivers	0.94[8]	0.94	0.94[8]
Net investment income	0.06[8]	0.51	0.14[8]
Portfolio turnover (%)	51	100	26

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class I shares is 12-19-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS NAV SHARES Period ended	9-30-13[1]	3-31-13	3-31-12[2]

Per share operating performance
Net asset value, beginning of period	$12.67	$12.16	$10.00
Net investment income[3]	0.02	0.08	—[4]
Net realized and unrealized gain on investments	1.85	0.50	2.16
Total from investment operations	1.87	0.58	2.16
Less distributions
From net investment income	—	(0.04)	—[4]
From net realized gain	—	(0.03)	—
Total distributions	—	(0.07)	—[4]
Net asset value, end of period	$14.54	$12.67	$12.16
Total return (%)[5]	14.76[6]	4.80	21.63[6]

Ratios and supplemental data
Net assets, end of period (in millions)	$1,109	$1,013	$336
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[7]	0.78	0.85[7]
Expenses net of fee waivers	0.74[7]	0.78	0.85[7]
Net investment income	0.25[7]	0.71	0.15[7]
Portfolio turnover (%)	51	100	26

1 Six months ended 9-30-13. Unaudited.
2 The inception date for Class NAV shares is 12-19-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Annualized.

20	Strategic Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Strategic Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

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Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2013, all investments are categorized as Level 1 under the hierarchy described above except repurchase agreements with a value of $19,033,000, which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities

22	Strategic Growth Fund | Semiannual report

by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2013 were $514. For the six months ended September 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of March 31, 2013, the fund has a long-term capital loss carryforward of $6,102,232 available to offset future net realized capital gains, which do not expire.

As of March 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

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Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Advisor) serves as investment advisor for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Trust. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.725% of the first $500,000,000 of the fund’s average daily net assets; (b) 0.700% of the next $500,000,000 of the fund’s average daily net assets; (c) 0.675% of the next $500,000,000 of the fund’s average daily net assets; and (d) 0.650% of the fund’s average daily net assets in excess of $1,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee for certain portfolios (the participating portfolios) of the Trust, John Hancock Funds, John Hancock Funds II and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion up to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion up to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

24	Strategic Growth Fund | Semiannual report

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. For Class A and Class I shares, this expense limitation shall remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $7,091, $8,243 and $19,807 for Class A, Class I and Class NAV shares respectively, for the six months ended September 30, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2013 were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays 0.30% of distribution and service fees for Class A shares under the arrangement, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $10,939 for the six months ended September 30, 2013. Of this amount, $1,733 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,121 was paid as sales commissions to broker-dealers and $85 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature

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Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$8,543	$4,345	$8,038	$1,861
Class I	—	439	8,045	569
Total	$8,543	$4,784	$16,083	$2,430

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. As of September 30, 2013, the fund had a loan outstanding of $11,615,970 to John Hancock Funds II Emerging Markets Fund, at an interest rate of 0.44%, due October 1, 2013. This open loan is presented under the caption Receivable for interfund lending in the fund’s Statement of assets and liabilities. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE	INTEREST
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INCOME

Lender	$22,041,339	7	0.45%	$1,934

Note 5 — Fund share transactions

Transactions in the fund’s shares for the six months ended September 30, 2013 and for the year ended March 31, 2013 were as follows:

	Six months ended 9-30-13			Year ended 3-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	87,732	$1,184,464	202,152	$2,399,453
Distributions reinvested	—	—	478	5,596
Repurchased	(27,591)	(373,942)	(56,936)	(671,858)

Net increase	60,141	$810,522	145,694	$1,733,191

Class I shares

Sold	1,642	$22,185	38,731	$471,183
Distributions reinvested	—	—	142	1,672
Repurchased	(1,158)	(15,329)	(12,930)	(148,049)

Net increase	484	$6,856	25,943	$324,806

Class NAV shares

Sold	485,770	$6,386,154	53,490,022	$627,632,168
Distributions reinvested	—	—	460,809	5,405,288
Repurchased	(4,231,871)	(58,614,572)	(1,572,659)	(18,782,928)

Net increase (decrease)	(3,746,101)	($52,228,418)	52,378,172	$614,254,528

Total net increase (decrease)	(3,685,476)	($51,411,040)	52,549,809	$616,312,525

26	Strategic Growth Fund | Semiannual report

Affiliates of the fund owned 42%, 16% and 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, for the six months ended September 30, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $535,954,703 and $621,631,186, respectively, for the six months ended September 30, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At September 30, 2013, funds within the John Hancock funds complex held 99.3% of the fund. The following funds had an affiliate ownership concentration of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	14.6%
John Hancock Lifestyle Balanced Portfolio	29.9%
John Hancock Lifestyle Growth Portfolio	38.5%
John Hancock Lifestyle Moderate Portfolio	6.5%

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Strategic Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part

28	Strategic Growth Fund | Semiannual report

on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

Semiannual report | Strategic Growth Fund	29

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one-period ended December 31, 2012.

The Board took into account management’s discussion of the fund’s performance, noting that the fund commenced operations on December 16, 2011 and has a limited performance history.

The Board concluded that the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are lower than the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that the Advisor has agreed to fee waivers and/or expense reimbursements with respect to total operating expenses for each share class of the fund. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

30	Strategic Growth Fund | Semiannual report

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the other open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this semiannual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Semiannual report | Strategic Growth Fund	31

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, including breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged

32	Strategic Growth Fund | Semiannual report

by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund generally has been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark and the fund’s overall performance is satisfactory;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | Strategic Growth Fund	33

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairman	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

34	Strategic Growth Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	393SA 9/13
MF160002	11/13

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(1)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	November 25, 2013

By:	/s/ Charles A. Rizzo
------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	November 25, 2013